FINANCIAL STATEMENTS

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Equitable America Variable Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account A indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account A as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT Equity Income(1)

1290 VT GAMCO Mergers &Acquisitions(1)

1290 VT GAMCO Small Company Value(1)

1290 VT Socially Responsible(1)

BNY Mellon Stock Index Fund, Inc.(1)

EQ/AB Small Cap Growth(1)

EQ/Aggressive Allocation(1)

EQ/All Asset Growth Allocation(1)

EQ/BlackRock Basic Value Equity(1)

EQ/Capital Group Research(1)

EQ/Conservative Allocation(1)

EQ/Conservative-Plus Allocation(1)

EQ/Core Bond Index(1)

EQ/Core Plus Bond(1)

EQ/Global Equity Managed Volatility(1)

EQ/Intermediate Government Bond(1)

EQ/Janus Enterprise(1)

EQ/Large Cap Growth Managed Volatility(1)

EQ/Large Cap Value Index(1)

EQ/Large Cap Value Managed Volatility(1)

EQ/Loomis Sayles Growth(1)

EQ/MFS International Growth(1)

EQ/Mid Cap Index(1)

EQ/Mid Cap Value Managed Volatility(1)

EQ/ Moderate Allocation(1)

EQ/Moderate-Plus Allocation(1)

EQ/Money Market(1)

EQ/Morgan Stanley Small Cap Growth(2)

EQ/PIMCO Ultra Short Bond(1)

EQ/Quality Bond PLUS(1)

EQ/Small Company Index(1)

EQ/T.Rowe Price Growth Stock(1)

Fidelity® VIP Contrafund® Portfolio(1)

Franklin Income VIP Fund(1)

Franklin Rising Dividends VIP Fund(1)

Invesco Oppenheimer V.I. Global Fund(1)

Invesco V.I. Diversified Dividend Fund(1)

Invesco V.I. Global Core Equity Fund(1)

Invesco V.I. Health Care Fund(1)

Invesco V.I. Technology Fund(1)

Janus Henderson Balanced Portfolio(1)

Janus Henderson Enterprise Portfolio(1)

Janus Henderson Forty Portfolio(1)

Janus Henderson Global Research Portfolio(1)

Janus Henderson Overseas Portfolio(1)

MFS® Utilities Series(1)

PIMCO Global Bond Opportunities Portfolio (Unhedged)(1)

ProFund VP Bear(1)

ProFund VP Rising Rates Opportunity(1)

ProFund VP Ultrabull(1)

(1)  Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.

(2)  Statement of operations and statement of changes in net assets for the period June 12, 2020 (commencement of operations) through December 31, 2020.

FSA-2

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Charlotte, North Carolina
April 20, 2021

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account A since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Separate Account.

FSA-3

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

	1290 VT Equity Income*	1290 VT GAMCO Mergers & Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*
Assets:
Investments in shares of the Portfolios, at fair value	$8,511,492	$1,165,757	$88,533,259	$1,802,968	$17,083,755	$1,499,374
Receivable for shares of the Portfolios sold	3,060	1,028	8,556	281	626	—
Receivable for policy-related transactions	—	—	—	—	—	550
Total assets	8,514,552	1,166,785	88,541,815	1,803,249	17,084,381	1,499,924
Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	550
Payable for policy-related transactions	2,341	1,028	8,507	281	779	—
Total liabilities	2,341	1,028	8,507	281	779	550
Net Assets	$8,512,211	$1,165,757	$88,533,308	$1,802,968	$17,083,602	$1,499,374
Net Assets:
Accumulation unit values	$8,512,211	$1,165,757	$88,533,308	$1,802,968	$17,083,602	$1,499,374
Total Net Assets	$8,512,211	$1,165,757	$88,533,308	$1,802,968	$17,083,602	$1,499,374
Investments in shares of the Portfolios, at cost	$10,413,680	$1,194,913	$55,086,315	$1,066,873	$9,915,629	$1,240,344

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-4

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	EQ/Aggressive Allocation*	EQ/All Asset Growth Allocation*	EQ/BlackRock Basic Value Equity*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*
Assets:
Investments in shares of the Portfolios, at fair value	$1,405,767	$88,396,310	$3,575,028	$22,589,148	$1,265,404	$801,910
Receivable for shares of the Portfolios sold	72	36,082	156	2,238	342	304
Receivable for policy-related transactions	—	—	—	—	—	—
Total assets	1,405,839	88,432,392	3,575,184	22,591,386	1,265,746	802,214
Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	—
Payable for policy-related transactions	72	36,082	156	2,238	342	304
Total liabilities	72	36,082	156	2,238	342	304
Net Assets	$1,405,767	$88,396,310	$3,575,028	$22,589,148	$1,265,404	$801,910
Net Assets:
Accumulation unit values	$1,405,767	$88,396,310	$3,575,028	$22,589,148	$1,265,404	$801,910
Total Net Assets	$1,405,767	$88,396,310	$3,575,028	$22,589,148	$1,265,404	$801,910
Investments in shares of the Portfolios, at cost	$1,252,920	$73,912,583	$2,729,138	$18,850,705	$1,251,109	$774,594

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-5

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	EQ/Core Bond Index*	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*
Assets:
Investments in shares of the Portfolios, at fair value	$13,620,412	$1,794,063	$2,344,206	$6,288,260	$7,065,216	$8,553,231
Receivable for shares of the Portfolios sold	552	91	—	262	2,261	315
Receivable for policy-related transactions	—	—	46	—	—	—
Total assets	13,620,964	1,794,154	2,344,252	6,288,522	7,067,477	8,553,546
Liabilities:
Payable for shares of the Portfolios purchased	—	—	46	—	—	—
Payable for policy-related transactions	552	91	—	262	2,261	315
Total liabilities	552	91	46	262	2,261	315
Net Assets	$13,620,412	$1,794,063	$2,344,206	$6,288,260	$7,065,216	$8,553,231
Net Assets:
Accumulation unit values	$13,620,412	$1,794,063	$2,344,206	$6,288,260	$7,065,216	$8,553,231
Total Net Assets	$13,620,412	$1,794,063	$2,344,206	$6,288,260	$7,065,216	$8,553,231
Investments in shares of the Portfolios, at cost	$12,805,467	$1,669,148	$1,538,399	$5,936,443	$5,401,000	$5,455,086

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-6

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*
Assets:
Investments in shares of the Portfolios, at fair value	$8,803,146	$3,044,212	$61,369,862	$9,107,636	$7,519,882	$10,897,305
Receivable for shares of the Portfolios sold	419	188	79,122	4,645	1,162	3,090
Receivable for policy-related transactions	—	—	—	—	—	—
Total assets	8,803,565	3,044,400	61,448,984	9,112,281	7,521,044	10,900,395
Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	—
Payable for policy-related transactions	419	188	80,189	4,645	1,162	3,077
Total liabilities	419	188	80,189	4,645	1,162	3,077
Net Assets	$8,803,146	$3,044,212	$61,368,795	$9,107,636	$7,519,882	$10,897,318
Net Assets:
Accumulation unit values	$8,803,146	$3,044,212	$61,368,795	$9,107,636	$7,519,882	$10,897,318
Total Net Assets	$8,803,146	$3,044,212	$61,368,795	$9,107,636	$7,519,882	$10,897,318
Investments in shares of the Portfolios, at cost	$6,271,489	$2,326,853	$39,868,640	$7,063,831	$4,884,177	$7,312,976

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-7

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	EQ/Moderate Allocation*	EQ/Moderate- Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$7,031,785	$3,588,955	$22,169,106	$15,971,965	$2,001,818	$3,508,332
Receivable for shares of the Portfolios sold	2,108	1,260	—	80,214	—	1,872
Receivable for policy-related transactions	—	—	—	—	934	—
Total assets	7,033,893	3,590,215	22,169,106	16,052,179	2,002,752	3,510,204
Liabilities:
Payable for shares of the Portfolios purchased	—	—	16,466	—	934	—
Payable for policy-related transactions	2,108	1,260	86,141	94,656	—	1,319
Total liabilities	2,108	1,260	102,607	94,656	934	1,319
Net Assets	$7,031,785	$3,588,955	$22,066,499	$15,957,523	$2,001,818	$3,508,885
Net Assets:
Accumulation unit values	$7,031,785	$3,588,955	$22,066,499	$15,957,523	$2,001,818	$3,508,885
Total Net Assets	$7,031,785	$3,588,955	$22,066,499	$15,957,523	$2,001,818	$3,508,885
Investments in shares of the Portfolios, at cost	$6,676,771	$3,389,069	$22,169,394	$11,391,408	$2,010,135	$3,481,065

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-8

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	EQ/Small Company Index*	EQ/T.Rowe Price Growth Stock*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco Oppenheimer V.I. Global Fund
Assets:
Investments in shares of the Portfolios, at fair value	$2,660,040	$59,715,853	$19,894,074	$11,072,275	$6,705,587	$8,129,061
Receivable for shares of the Portfolios sold	872	77,955	4,050	773	304	650
Receivable for policy-related transactions	—	—	—	—	—	—
Total assets	2,660,912	59,793,808	19,898,124	11,073,048	6,705,891	8,129,711
Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	—
Payable for policy-related transactions	872	77,955	4,050	773	305	650
Total liabilities	872	77,955	4,050	773	305	650
Net Assets	$2,660,040	$59,715,853	$19,894,074	$11,072,275	$6,705,586	$8,129,061
Net Assets:
Accumulation unit values	$2,660,040	$59,715,853	$19,894,074	$11,072,275	$6,705,586	$8,129,061
Total Net Assets	$2,660,040	$59,715,853	$19,894,074	$11,072,275	$6,705,586	$8,129,061
Investments in shares of the Portfolios, at cost	$2,112,061	$23,870,533	$11,303,361	$10,667,345	$5,291,340	$5,109,800

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-9

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio
Assets:
Investments in shares of the Portfolios, at fair value	$651,027	$584,508	$1,675,671	$1,342,940	$12,323,193	$13,004,610
Receivable for shares of the Portfolios sold	—	455	691	449	453	3,011
Receivable for policy-related transactions	165	—	—	—	—	—
Total assets	651,192	584,963	1,676,362	1,343,389	12,323,646	13,007,621
Liabilities:
Payable for shares of the Portfolios purchased	165	—	—	—	—	—
Payable for policy-related transactions	—	455	691	449	453	3,011
Total liabilities	165	455	691	449	453	3,011
Net Assets	$651,027	$584,508	$1,675,671	$1,342,940	$12,323,193	$13,004,610
Net Assets:
Accumulation unit values	$651,027	$584,508	$1,675,671	$1,342,940	$12,323,193	$13,004,610
Total Net Assets	$651,027	$584,508	$1,675,671	$1,342,940	$12,323,193	$13,004,610
Investments in shares of the Portfolios, at cost	$504,300	$410,691	$1,122,946	$774,737	$8,236,534	$6,710,686

The accompanying notes are an integral part of these financial statements.
FSA-10

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)	ProFund VP Bear
Assets:
Investments in shares of the Portfolios, at fair value	$18,294,151	$7,083,395	$4,698,819	$3,072,385	$3,513,247	$15,968
Receivable for shares of the Portfolios sold	1,473	1,991	220	927	161	23
Receivable for policy-related transactions	—	—	—	—	—	—
Total assets	18,295,624	7,085,386	4,699,039	3,073,312	3,513,408	15,991
Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	—
Payable for policy-related transactions	4,352	3,546	220	927	161	23
Total liabilities	4,352	3,546	220	927	161	23
Net Assets	$18,291,272	$7,081,840	$4,698,819	$3,072,385	$3,513,247	$15,968
Net Assets:
Accumulation unit values	$18,291,272	$7,081,840	$4,698,819	$3,072,385	$3,513,247	$15,968
Total Net Assets	$18,291,272	$7,081,840	$4,698,819	$3,072,385	$3,513,247	$15,968
Investments in shares of the Portfolios, at cost	$11,948,978	$3,698,517	$4,646,675	$2,395,295	$3,710,764	$30,558

The accompanying notes are an integral part of these financial statements.
FSA-11

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull
Assets:
Investments in shares of the Portfolios, at fair value	$67,244	$2,639,450
Receivable for shares of the Portfolios sold	23	119
Receivable for policy-related transactions	—	—
Total assets	67,267	2,639,569
Liabilities:
Payable for shares of the Portfolios purchased	—	—
Payable for policy-related transactions	23	119
Total liabilities	23	119
Net Assets	$67,244	$2,639,450
Net Assets:
Accumulation unit values	$67,244	$2,639,450
Total Net Assets	$67,244	$2,639,450
Investments in shares of the Portfolios, at cost	$158,562	$3,168,529

The accompanying notes are an integral part of these financial statements.
FSA-12

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account.

	Share Class **	Portfolio Shares Held
1290 VT Equity Income	Class A	45,896
1290 VT Equity Income	Class B	1,984,506
1290 VT GAMCO Mergers & Acquisitions	Class B	98,134
1290 VT GAMCO Small Company Value	Class B	1,390,192
1290 VT Socially Responsible	Class A	80,169
1290 VT Socially Responsible	Class B	30,330
BNY Mellon Stock Index Fund, Inc.	Initial Shares	265,812
EQ/AB Small Cap Growth	Class A	68,567
EQ/Aggressive Allocation	Class B	116,568
EQ/All Asset Growth Allocation	Class B	3,950,637
EQ/BlackRock Basic Value Equity	Class B	162,414
EQ/Capital Group Research	Class A	740,610
EQ/Conservative Allocation	Class B	130,587
EQ/Conservative-Plus Allocation	Class B	80,170
EQ/Core Bond Index	Class A	1,301,199
EQ/Core Plus Bond	Class A	426,175
EQ/Global Equity Managed Volatility	Class A	121,596
EQ/Intermediate Government Bond	Class A	589,650
EQ/Janus Enterprise	Class A	307,815
EQ/Large Cap Growth Managed Volatility	Class B	214,945
EQ/Large Cap Value Index	Class A	962,892
EQ/Large Cap Value Managed Volatility	Class A	169,093
EQ/Loomis Sayles Growth Portfolio	Class B	5,497,973
EQ/MFS International Growth	Class B	1,051,893
EQ/Mid Cap Index	Class A	482,899
EQ/Mid Cap Value Managed Volatility	Class A	658,256
EQ/Moderate Allocation	Class B	487,309
EQ/Moderate-Plus Allocation	Class B	311,626
EQ/Money Market	Class A	22,157,540
EQ/Morgan Stanley Small Cap Growth	Class B	924,304
EQ/PIMCO Ultra Short Bond	Class B	202,261
EQ/Quality Bond PLUS	Class B	397,432
EQ/Small Company Index	Class A	211,454
EQ/T. Rowe Price Growth Stock	Class B	832,428
Fidelity® VIP Contrafund® Portfolio	Service Class	415,412
Franklin Income VIP Fund	Class 2	736,188
Franklin Rising Dividends VIP Fund	Class 2	230,116
Invesco Oppenheimer V.I. Global Fund	Service Class	158,276
Invesco V.I. Diversified Dividend Fund	Series 1	25,312
Invesco V.I. Global Core Equity Fund	Series 1	50,871
Invesco V.I. Health Care Fund	Series 1	49,738
Invesco V.I. Technology Fund	Series 1	36,743

The accompanying notes are an integral part of these financial statements.
FSA-13

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	Share Class **	Portfolio Shares Held
Janus Henderson Balanced Portfolio	Institutional Shares	282,772
Janus Henderson Enterprise Portfolio	Institutional Shares	138,039
Janus Henderson Forty Portfolio	Institutional Shares	251,121
Janus Henderson Forty Portfolio	Service Shares	75,155
Janus Henderson Global Research Portfolio	Institutional Shares	111,339
Janus Henderson Overseas Portfolio	Service Shares	128,453
MFS® Utilities Series	Initial Class	86,962
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative Class	288,207
ProFund VP Bear	Common Shares	815
ProFund VP Rising Rates Opportunity	Common Shares	2,421
ProFund VP UltraBull	Common Shares	89,900

**  Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges.

	Contract Charges *	Share Class**	Unit Value	Units Outstanding
1290 VT Equity Income	1.25%	Class A	$20.16	9,467
1290 VT Equity Income	1.20%	Class B	$26.09	38,573
1290 VT Equity Income	1.35%	Class B	$24.62	197,317
1290 VT Equity Income	1.45%	Class B	$29.43	148
1290 VT Equity Income	1.50%	Class B	$29.17	134
1290 VT Equity Income	1.70%	Class B	$22.17	62,690
1290 VT Equity Income	2.00%	Class B	$25.58	169
1290 VT Equity Income	2.35%	Class B	$19.60	52,683
1290 VT Equity Income	2.80%	Class B	$22.21	991
1290 VT GAMCO Mergers & Acquisitions	1.20%	Class B	$17.43	7,868
1290 VT GAMCO Mergers & Acquisitions	1.35%	Class B	$17.56	31,588
1290 VT GAMCO Mergers & Acquisitions	1.70%	Class B	$16.49	18,596
1290 VT GAMCO Mergers & Acquisitions	2.35%	Class B	$14.14	11,824
1290 VT GAMCO Small Company Value	1.20%	Class B	$54.63	97,212
1290 VT GAMCO Small Company Value	1.25%	Class B	$277.20	169,182
1290 VT GAMCO Small Company Value	1.35%	Class B	$70.16	382,583
1290 VT GAMCO Small Company Value	1.45%	Class B	$60.14	172
1290 VT GAMCO Small Company Value	1.50%	Class B	$59.59	286
1290 VT GAMCO Small Company Value	1.70%	Class B	$49.39	112,290
1290 VT GAMCO Small Company Value	2.00%	Class B	$48.00	20
1290 VT GAMCO Small Company Value	2.35%	Class B	$44.20	87,559
1290 VT GAMCO Small Company Value	2.80%	Class B	$41.69	971
1290 VT Socially Responsible	1.35%	Class A	$21.01	62,614
1290 VT Socially Responsible	1.20%	Class B	$29.39	7,773
1290 VT Socially Responsible	1.70%	Class B	$27.22	6,713
1290 VT Socially Responsible	2.35%	Class B	$24.64	3,089

The accompanying notes are an integral part of these financial statements.
FSA-14

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	Contract Charges *	Share Class**	Unit Value	Units Outstanding
BNY Mellon Stock Index Fund, Inc.	1.35%	Initial Shares	$29.31	582,854
EQ/AB Small Cap Growth	1.20%	Class A	$38.07	13,106
EQ/AB Small Cap Growth	1.45%	Class A	$51.16	—
EQ/AB Small Cap Growth	1.70%	Class A	$36.14	14,894
EQ/AB Small Cap Growth	2.35%	Class A	$32.59	14,092
EQ/AB Small Cap Growth	2.80%	Class A	$38.19	77
EQ/Aggressive Allocation	1.20%	Class B	$17.51	24,323
EQ/Aggressive Allocation	1.25%	Class B	$17.39	16,139
EQ/Aggressive Allocation	1.35%	Class B	$17.15	28,801
EQ/Aggressive Allocation	1.70%	Class B	$16.36	391
EQ/Aggressive Allocation	2.35%	Class B	$14.98	13,286
EQ/All Asset Growth Allocation	1.20%	Class B	$19.19	75,041
EQ/All Asset Growth Allocation	1.25%	Class B	$101.24	698,185
EQ/All Asset Growth Allocation	1.35%	Class B	$17.58	730,035
EQ/All Asset Growth Allocation	1.70%	Class B	$18.24	117,931
EQ/All Asset Growth Allocation	2.00%	Class B	$20.31	9,733
EQ/All Asset Growth Allocation	2.35%	Class B	$16.28	66,844
EQ/BlackRock Basic Value Equity	1.20%	Class B	$22.52	41,930
EQ/BlackRock Basic Value Equity	1.35%	Class B	$22.06	48,144
EQ/BlackRock Basic Value Equity	1.50%	Class B	$21.70	511
EQ/BlackRock Basic Value Equity	1.70%	Class B	$20.85	38,182
EQ/BlackRock Basic Value Equity	1.95%	Class B	$20.25	455
EQ/BlackRock Basic Value Equity	2.35%	Class B	$18.88	39,155
EQ/BlackRock Basic Value Equity	2.80%	Class B	$17.78	733
EQ/Capital Group Research	1.20%	Class A	$46.26	37,410
EQ/Capital Group Research	1.25%	Class A	$35.05	25,538
EQ/Capital Group Research	1.35%	Class A	$28.98	571,691
EQ/Capital Group Research	1.45%	Class A	$45.51	97
EQ/Capital Group Research	1.70%	Class A	$40.50	47,947
EQ/Capital Group Research	1.95%	Class A	$40.45	300
EQ/Capital Group Research	2.35%	Class A	$35.75	40,064
EQ/Capital Group Research	2.80%	Class A	$34.81	192
EQ/Conservative Allocation	1.20%	Class B	$13.17	2,060
EQ/Conservative Allocation	1.25%	Class B	$13.08	32,483
EQ/Conservative Allocation	1.35%	Class B	$12.90	44,517
EQ/Conservative Allocation	1.70%	Class B	$12.31	10,627
EQ/Conservative Allocation	2.35%	Class B	$11.27	9,596
EQ/Conservative-Plus Allocation	1.20%	Class B	$14.51	13,875
EQ/Conservative-Plus Allocation	1.25%	Class B	$14.41	9,649
EQ/Conservative-Plus Allocation	1.35%	Class B	$14.22	25,520
EQ/Conservative-Plus Allocation	1.70%	Class B	$13.56	5,493
EQ/Conservative-Plus Allocation	2.35%	Class B	$12.42	1,944

The accompanying notes are an integral part of these financial statements.
FSA-15

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	Contract Charges *	Share Class**	Unit Value	Units Outstanding
EQ/Core Bond Index	1.20%	Class A	$15.03	121,603
EQ/Core Bond Index	1.25%	Class A	$11.89	273,749
EQ/Core Bond Index	1.35%	Class A	$14.20	358,458
EQ/Core Bond Index	1.45%	Class A	$12.88	200
EQ/Core Bond Index	1.50%	Class A	$12.77	589
EQ/Core Bond Index	1.70%	Class A	$13.69	147,296
EQ/Core Bond Index	1.95%	Class A	$10.91	—
EQ/Core Bond Index	2.00%	Class A	$10.81	446
EQ/Core Bond Index	2.35%	Class A	$12.06	110,664
EQ/Core Bond Index	2.80%	Class A	$9.39	8,840
EQ/Core Plus Bond	1.20%	Class A	$16.22	24,341
EQ/Core Plus Bond	1.45%	Class A	$15.28	162
EQ/Core Plus Bond	1.50%	Class A	$15.14	130
EQ/Core Plus Bond	1.70%	Class A	$14.74	42,746
EQ/Core Plus Bond	2.00%	Class A	$12.26	209
EQ/Core Plus Bond	2.35%	Class A	$13.12	57,991
EQ/Core Plus Bond	2.80%	Class A	$10.65	154
EQ/Global Equity Managed Volatility	1.20%	Class A	$46.58	14,198
EQ/Global Equity Managed Volatility	1.45%	Class A	$58.01	41
EQ/Global Equity Managed Volatility	1.50%	Class A	$57.49	113
EQ/Global Equity Managed Volatility	1.70%	Class A	$44.09	20,064
EQ/Global Equity Managed Volatility	2.35%	Class A	$39.73	19,170
EQ/Global Equity Managed Volatility	2.80%	Class A	$41.74	661
EQ/Intermediate Government Bond	1.20%	Class A	$12.67	90,041
EQ/Intermediate Government Bond	1.25%	Class A	$18.03	42,252
EQ/Intermediate Government Bond	1.35%	Class A	$14.02	171,536
EQ/Intermediate Government Bond	1.45%	Class A	$11.69	625
EQ/Intermediate Government Bond	1.50%	Class A	$11.58	484
EQ/Intermediate Government Bond	1.70%	Class A	$11.55	84,952
EQ/Intermediate Government Bond	1.95%	Class A	$10.55	446
EQ/Intermediate Government Bond	2.00%	Class A	$10.46	636
EQ/Intermediate Government Bond	2.35%	Class A	$10.22	94,794
EQ/Intermediate Government Bond	2.80%	Class A	$9.08	653
EQ/Janus Enterprise	1.20%	Class A	$26.25	70,282
EQ/Janus Enterprise	1.35%	Class A	$42.96	43,501
EQ/Janus Enterprise	1.50%	Class A	$42.25	221
EQ/Janus Enterprise	1.70%	Class A	$26.53	66,466
EQ/Janus Enterprise	2.35%	Class A	$21.74	72,561
EQ/Janus Enterprise	2.80%	Class A	$30.01	38
EQ/Large Cap Growth Managed Volatility	1.35%	Class B	$36.01	237,543

The accompanying notes are an integral part of these financial statements.
FSA-16

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	Contract Charges *	Share Class**	Unit Value	Units Outstanding
EQ/Large Cap Value Index	1.20%	Class A	$27.10	76,300
EQ/Large Cap Value Index	1.35%	Class A	$25.98	95,717
EQ/Large Cap Value Index	1.45%	Class A	$32.04	150
EQ/Large Cap Value Index	1.50%	Class A	$31.75	262
EQ/Large Cap Value Index	1.70%	Class A	$24.72	93,259
EQ/Large Cap Value Index	1.95%	Class A	$26.53	373
EQ/Large Cap Value Index	2.00%	Class A	$26.30	239
EQ/Large Cap Value Index	2.35%	Class A	$21.30	88,489
EQ/Large Cap Value Index	2.80%	Class A	$22.84	1,239
EQ/Large Cap Value Managed Volatility	1.20%	Class A	$19.40	12,887
EQ/Large Cap Value Managed Volatility	1.25%	Class A	$114.40	19,934
EQ/Large Cap Value Managed Volatility	1.45%	Class A	$25.57	71
EQ/Large Cap Value Managed Volatility	1.70%	Class A	$17.74	16,518
EQ/Large Cap Value Managed Volatility	2.35%	Class A	$16.37	13,372
EQ/Loomis Sayles Growth Portfolio	1.20%	Class B	$43.03	126,503
EQ/Loomis Sayles Growth Portfolio	1.35%	Class B	$40.45	1,157,615
EQ/Loomis Sayles Growth Portfolio	1.45%	Class B	$49.76	566
EQ/Loomis Sayles Growth Portfolio	1.50%	Class B	$49.31	257
EQ/Loomis Sayles Growth Portfolio	1.70%	Class B	$38.27	138,312
EQ/Loomis Sayles Growth Portfolio	1.95%	Class B	$44.75	—
EQ/Loomis Sayles Growth Portfolio	2.00%	Class B	$44.35	203
EQ/Loomis Sayles Growth Portfolio	2.35%	Class B	$34.02	109,587
EQ/Loomis Sayles Growth Portfolio	2.80%	Class B	$38.52	902
EQ/MFS International Growth	1.25%	Class B	$33.90	156,073
EQ/MFS International Growth	1.35%	Class B	$23.82	160,264
EQ/Mid Cap Index	1.20%	Class A	$35.34	52,805
EQ/Mid Cap Index	1.35%	Class A	$34.27	28,785
EQ/Mid Cap Index	1.45%	Class A	$40.16	284
EQ/Mid Cap Index	1.50%	Class A	$39.80	636
EQ/Mid Cap Index	1.70%	Class A	$31.82	67,472
EQ/Mid Cap Index	1.95%	Class A	$33.30	—
EQ/Mid Cap Index	2.00%	Class A	$33.01	349
EQ/Mid Cap Index	2.35%	Class A	$28.47	85,026
EQ/Mid Cap Index	2.80%	Class A	$28.67	1,773
EQ/Mid Cap Value Managed Volatility	1.20%	Class A	$28.20	65,498
EQ/Mid Cap Value Managed Volatility	1.35%	Class A	$27.72	145,212
EQ/Mid Cap Value Managed Volatility	1.45%	Class A	$27.41	77
EQ/Mid Cap Value Managed Volatility	1.50%	Class A	$27.25	333
EQ/Mid Cap Value Managed Volatility	1.70%	Class A	$26.64	108,079
EQ/Mid Cap Value Managed Volatility	1.95%	Class A	$25.89	—
EQ/Mid Cap Value Managed Volatility	2.00%	Class A	$25.75	25
EQ/Mid Cap Value Managed Volatility	2.35%	Class A	$24.74	84,119
EQ/Mid Cap Value Managed Volatility	2.80%	Class A	$23.51	2,263

The accompanying notes are an integral part of these financial statements.
FSA-17

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	Contract Charges *	Share Class**	Unit Value	Units Outstanding
EQ/Moderate Allocation	1.20%	Class B	$14.91	196,041
EQ/Moderate Allocation	1.25%	Class B	$14.81	56,637
EQ/Moderate Allocation	1.35%	Class B	$14.61	133,236
EQ/Moderate Allocation	1.70%	Class B	$13.93	50,993
EQ/Moderate Allocation	2.35%	Class B	$12.76	48,010
EQ/Moderate-Plus Allocation	1.20%	Class B	$16.46	12,443
EQ/Moderate-Plus Allocation	1.25%	Class B	$16.35	115,843
EQ/Moderate-Plus Allocation	1.35%	Class B	$16.13	42,135
EQ/Moderate-Plus Allocation	1.70%	Class B	$15.38	30,351
EQ/Moderate-Plus Allocation	2.35%	Class B	$14.08	24,396
EQ/Money Market	1.20%	Class A	$9.83	479,100
EQ/Money Market	1.35%	Class A	$9.61	1,108,087
EQ/Money Market	1.45%	Class A	$9.46	472
EQ/Money Market	1.50%	Class A	$9.39	865
EQ/Money Market	1.70%	Class A	$9.11	166,973
EQ/Money Market	1.95%	Class A	$8.77	—
EQ/Money Market	2.00%	Class A	$8.70	539
EQ/Money Market	2.35%	Class A	$8.24	185,662
EQ/Money Market	2.80%	Class A	$7.69	433
EQ/Money Market	1.25%	Class A	$9.76	361,975
EQ/Money Market	1.25%	Class A	$9.76	21,491
EQ/Morgan Stanley Small Cap Growth	1.20%	Class B	$18.69	86,239
EQ/Morgan Stanley Small Cap Growth	1.35%	Class B	$18.67	597,468
EQ/Morgan Stanley Small Cap Growth	1.45%	Class B	$18.66	1,297
EQ/Morgan Stanley Small Cap Growth	1.50%	Class B	$18.65	235
EQ/Morgan Stanley Small Cap Growth	1.70%	Class B	$18.63	94,975
EQ/Morgan Stanley Small Cap Growth	1.95%	Class B	$18.60	—
EQ/Morgan Stanley Small Cap Growth	2.00%	Class B	$18.59	422
EQ/Morgan Stanley Small Cap Growth	2.35%	Class B	$18.55	74,802
EQ/Morgan Stanley Small Cap Growth	2.80%	Class B	$18.49	—
EQ/Morgan Stanley Small Cap Growth	2.85%	Class B	$18.49	—
EQ/PIMCO Ultra Short Bond	1.20%	Class B	$12.18	46,959
EQ/PIMCO Ultra Short Bond	1.35%	Class B	$11.81	51,202
EQ/PIMCO Ultra Short Bond	1.45%	Class B	$11.45	75
EQ/PIMCO Ultra Short Bond	1.50%	Class B	$11.35	26
EQ/PIMCO Ultra Short Bond	1.70%	Class B	$11.14	42,780
EQ/PIMCO Ultra Short Bond	1.95%	Class B	$9.77	656
EQ/PIMCO Ultra Short Bond	2.35%	Class B	$9.83	32,919
EQ/PIMCO Ultra Short Bond	2.80%	Class B	$8.41	2,080
EQ/Quality Bond PLUS	1.25%	Class B	$25.01	48,183
EQ/Quality Bond PLUS	1.35%	Class B	$16.59	138,810

The accompanying notes are an integral part of these financial statements.
FSA-18

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	Contract Charges *	Share Class**	Unit Value	Units Outstanding
EQ/Small Company Index	1.20%	Class A	$44.43	20,113
EQ/Small Company Index	1.25%	Class A	$175.00	2,596
EQ/Small Company Index	1.45%	Class A	$45.98	—
EQ/Small Company Index	1.50%	Class A	$45.58	175
EQ/Small Company Index	1.70%	Class A	$40.84	18,411
EQ/Small Company Index	2.35%	Class A	$36.42	14,926
EQ/Small Company Index	2.80%	Class A	$34.83	254
EQ/T. Rowe Price Growth Stock	1.25%	Class B	$174.34	245,190
EQ/T. Rowe Price Growth Stock	1.35%	Class B	$38.09	445,571
Fidelity® VIP Contrafund® Portfolio	1.35%	Service Class	$44.59	446,191
Franklin Income VIP Fund	1.20%	Class 2	$26.77	80,801
Franklin Income VIP Fund	1.35%	Class 2	$26.03	102,869
Franklin Income VIP Fund	1.45%	Class 2	$25.77	—
Franklin Income VIP Fund	1.50%	Class 2	$25.55	324
Franklin Income VIP Fund	1.70%	Class 2	$24.09	134,041
Franklin Income VIP Fund	2.35%	Class 2	$21.52	139,084
Franklin Income VIP Fund	2.80%	Class 2	$19.96	76
Franklin Rising Dividends VIP Fund	1.20%	Class 2	$42.40	22,742
Franklin Rising Dividends VIP Fund	1.35%	Class 2	$41.37	58,059
Franklin Rising Dividends VIP Fund	1.45%	Class 2	$41.20	—
Franklin Rising Dividends VIP Fund	1.70%	Class 2	$38.54	40,891
Franklin Rising Dividends VIP Fund	2.35%	Class 2	$33.38	52,761
Franklin Rising Dividends VIP Fund	2.80%	Class 2	$31.56	80
Invesco Oppenheimer V.I. Global Fund	1.20%	Service Class	$53.65	31,982
Invesco Oppenheimer V.I. Global Fund	1.35%	Service Class	$51.99	63,563
Invesco Oppenheimer V.I. Global Fund	1.45%	Service Class	$52.65	140
Invesco Oppenheimer V.I. Global Fund	1.50%	Service Class	$52.18	511
Invesco Oppenheimer V.I. Global Fund	1.70%	Service Class	$49.62	39,203
Invesco Oppenheimer V.I. Global Fund	2.00%	Service Class	$45.91	142
Invesco Oppenheimer V.I. Global Fund	2.35%	Service Class	$39.43	27,698
Invesco Oppenheimer V.I. Global Fund	2.80%	Service Class	$39.87	761
Invesco V.I. Diversified Dividend Fund	1.20%	Series 1	$12.79	4,997
Invesco V.I. Diversified Dividend Fund	1.50%	Series 1	$14.64	8,612
Invesco V.I. Diversified Dividend Fund	1.70%	Series 1	$12.20	16,318
Invesco V.I. Diversified Dividend Fund	2.35%	Series 1	$11.05	23,699
Invesco V.I. Global Core Equity Fund	1.20%	Series 1	$19.18	14,887
Invesco V.I. Global Core Equity Fund	1.50%	Series 1	$22.80	29
Invesco V.I. Global Core Equity Fund	1.70%	Series 1	$17.64	10,341
Invesco V.I. Global Core Equity Fund	1.95%	Series 1	$20.99	—
Invesco V.I. Global Core Equity Fund	2.35%	Series 1	$15.55	7,452

The accompanying notes are an integral part of these financial statements.
FSA-19

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2020

	Contract Charges *	Share Class**	Unit Value	Units Outstanding
Invesco V.I. Health Care Fund	1.20%	Series 1	$37.57	14,091
Invesco V.I. Health Care Fund	1.70%	Series 1	$34.22	15,840
Invesco V.I. Health Care Fund	2.35%	Series 1	$29.99	20,151
Invesco V.I. Technology Fund	1.20%	Series 1	$36.99	10,604
Invesco V.I. Technology Fund	1.70%	Series 1	$33.93	8,274
Invesco V.I. Technology Fund	2.35%	Series 1	$33.25	20,146
Janus Henderson Balanced Portfolio	1.35%	Institutional Shares	$35.92	343,107
Janus Henderson Enterprise Portfolio	1.35%	Institutional Shares	$39.03	333,195
Janus Henderson Forty Portfolio	1.35%	Institutional Shares	$53.06	269,752
Janus Henderson Forty Portfolio	1.20%	Service Shares	$66.06	27,348
Janus Henderson Forty Portfolio	1.45%	Service Shares	$71.51	248
Janus Henderson Forty Portfolio	1.50%	Service Shares	$70.86	301
Janus Henderson Forty Portfolio	1.70%	Service Shares	$63.20	17,499
Janus Henderson Forty Portfolio	2.00%	Service Shares	$65.63	21
Janus Henderson Forty Portfolio	2.35%	Service Shares	$56.00	17,464
Janus Henderson Forty Portfolio	2.80%	Service Shares	$56.99	863
Janus Henderson Global Research Portfolio	1.35%	Institutional Shares	$20.96	337,989
Janus Henderson Overseas Portfolio	1.20%	Service Shares	$26.92	57,687
Janus Henderson Overseas Portfolio	1.45%	Service Shares	$35.33	329
Janus Henderson Overseas Portfolio	1.50%	Service Shares	$35.01	668
Janus Henderson Overseas Portfolio	1.70%	Service Shares	$26.37	71,389
Janus Henderson Overseas Portfolio	2.00%	Service Shares	$31.50	270
Janus Henderson Overseas Portfolio	2.35%	Service Shares	$23.27	51,972
Janus Henderson Overseas Portfolio	2.80%	Service Shares	$27.35	380
MFS® Utilities Series	1.20%	Initial Class	$55.78	26,629
MFS® Utilities Series	1.50%	Initial Class	$67.41	196
MFS® Utilities Series	1.70%	Initial Class	$49.66	18,733
MFS® Utilities Series	2.35%	Initial Class	$41.17	15,636
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.20%	Administrative Class	$21.98	47,875
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.35%	Administrative Class	$20.69	48,723
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.45%	Administrative Class	$18.86	166
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.50%	Administrative Class	$18.68	224
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.70%	Administrative Class	$20.02	38,160
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.00%	Administrative Class	$15.01	211

The accompanying notes are an integral part of these financial statements.
FSA-20

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

December 31, 2020

	Contract Charges *	Share Class**	Unit Value	Units Outstanding
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.35%	Administrative Class	$17.89	37,236
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.80%	Administrative Class	$13.03	945
ProFund VP Bear	1.20%	Common Shares	$0.87	737
ProFund VP Bear	1.35%	Common Shares	$0.85	2,976
ProFund VP Bear	1.50%	Common Shares	$0.81	29
ProFund VP Bear	1.70%	Common Shares	$0.88	13,516
ProFund VP Bear	2.35%	Common Shares	$0.71	1,328
ProFund VP Rising Rates Opportunity	1.20%	Common Shares	$1.26	11,281
ProFund VP Rising Rates Opportunity	1.35%	Common Shares	$1.12	13,889
ProFund VP Rising Rates Opportunity	1.50%	Common Shares	$1.09	10
ProFund VP Rising Rates Opportunity	1.70%	Common Shares	$1.15	5,108
ProFund VP Rising Rates Opportunity	2.35%	Common Shares	$1.02	30,660
ProFund VP Rising Rates Opportunity	2.80%	Common Shares	$0.90	218
ProFund VP UltraBull	1.20%	Common Shares	$58.42	3,453
ProFund VP UltraBull	1.35%	Common Shares	$63.86	19,241
ProFund VP UltraBull	1.45%	Common Shares	$64.63	151
ProFund VP UltraBull	1.70%	Common Shares	$52.36	9,748
ProFund VP UltraBull	2.35%	Common Shares	$53.03	12,236
ProFund VP UltraBull	2.80%	Common Shares	$47.88	834

*  Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Option.

**  Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The accompanying notes are an integral part of these financial statements.
FSA-21

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS

For the year or period ended December 31, 2020

	1290 VT Equity Income* 1/1/2020 to 12/31/2020	1290 VT GAMCO Mergers & Acquisitions* 1/1/2020 to 12/31/2020	1290 VT GAMCO Small Company Value* 1/1/2020 to 12/31/2020	1290 VT Socially Responsible* 1/1/2020 to 12/31/2020	BNY Mellon Stock Index Fund, Inc. 1/1/2020 to 12/31/2020	EQ/AB Small Cap Growth* 1/1/2020 to 12/31/2020
Income and Expenses:
Investment Income:
Dividends from the portfolios	$154,754	$1,964	$554,129	$12,443	$239,124	$989
Expenses:
Asset-based charges	119,857	17,723	1,028,782	22,839	206,226	21,549
Net investment income (loss)	34,897	(15,759)	(474,653)	(10,396)	32,898	(20,560)
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(376,074)	(16,288)	2,500,160	71,675	957,277	14,808
Realized gain distribution from the Portfolios	15,329	—	1,908,989	57,578	895,491	178,080
Net realized gain (loss) on investments	(360,745)	(16,288)	4,409,149	129,253	1,852,768	192,888
Net change in unrealized appreciation (depreciation) of investments	(339,372)	(13,307)	1,826,405	155,747	488,265	217,349
Net realized and unrealized gain (loss) on investments	(700,117)	(29,595)	6,235,554	285,000	2,341,033	410,237
Net Increase (Decrease) in Net Assets Resulting from Operations	$(665,220)	$(45,354)	$5,760,901	$274,604	$2,373,931	$389,677

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-22

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS (CONTINUED)

For the year or period ended December 31, 2020

	EQ/Aggressive Allocation* 1/1/2020 to 12/31/2020	EQ/All Asset Growth Allocation* 1/1/2020 to 12/31/2020	EQ/BlackRock Basic Value Equity* 1/1/2020 to 12/31/2020	EQ/Capital Group Research* 1/1/2020 to 12/31/2020	EQ/Conservative Allocation* 1/1/2020 to 12/31/2020	EQ/Conservative-Plus Allocation* 1/1/2020 to 12/31/2020
Income and Expenses:
Investment Income:
Dividends from the portfolios	$34,063	$1,231,867	$59,331	$22,777	$22,003	$15,462
Expenses:
Asset-based charges	17,094	1,049,215	52,782	212,545	18,177	10,786
Net investment income (loss)	16,969	182,652	6,549	(189,768)	3,826	4,676
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	1,136	907,310	157,162	1,150,444	(371)	(3,528)
Realized gain distribution from the portfolios	87,849	2,858,007	251,121	1,190,740	29,474	37,465
Net realized gain (loss) on investments	88,985	3,765,317	408,283	2,341,184	29,103	33,937
Net change in unrealized appreciation (depreciation) of investments	62,606	4,531,323	(418,063)	1,959,902	37,707	26,908
Net realized and unrealized gain (loss) on investments	151,591	8,296,640	(9,780)	4,301,086	66,810	60,845
Net Increase (Decrease) in Net Assets Resulting from Operations	$168,560	$8,479,292	$(3,231)	$4,111,318	$70,636	$65,521

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-23

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS (CONTINUED)

For the year or period ended December 31, 2020

	EQ/Core Bond Index* 1/1/2020 to 12/31/2020	EQ/Core Plus Bond* 1/1/2020 to 12/31/2020	EQ/Global Equity Managed Volatility* 1/1/2020 to 12/31/2020	EQ/Intermediate Government Bond* 1/1/2020 to 12/31/2020	EQ/Janus Enterprise* 1/1/2020 to 12/31/2020	EQ/Large Cap Growth Managed Volatility* 1/1/2020 to 12/31/2020
Income and Expenses:
Investment Income:
Dividends from the portfolios	$198,216	$35,840	$13,348	$61,061	$—	$6,006
Expenses:
Asset-based charges	207,032	32,116	38,106	97,298	103,204	102,470
Net investment income (loss)	(8,816)	3,724	(24,758)	(36,237)	(103,204)	(96,464)
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	192,376	12,058	82,348	58,234	201,933	429,095
Realized gain distribution from the portfolios	88,719	63,367	122,675	36,824	688,420	1,146,748
Net realized gain (loss) on investments	281,095	75,425	205,023	95,058	890,353	1,575,843
Net change in unrealized appreciation (depreciation) of investments	367,173	127,760	65,905	118,770	160,641	548,174
Net realized and unrealized gain (loss) on investments	648,268	203,185	270,928	213,828	1,050,994	2,124,017
Net Increase (Decrease) in Net Assets Resulting from Operations	$639,452	$206,909	$246,170	$177,591	$947,790	$2,027,553

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-24

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS (CONTINUED)

For the year or period ended December 31, 2020

	EQ/Large Cap Value Index* 1/1/2020 to 12/31/2020	EQ/Large Cap Value Managed Volatility* 1/1/2020 to 12/31/2020	EQ/Loomis Sayles Growth* 1/1/2020 to 12/31/2020	EQ/MFS International Growth* 1/1/2020 to 12/31/2020	EQ/Mid Cap Index* 1/1/2020 to 12/31/2020	EQ/Mid Cap Value Managed Volatility* 1/1/2020 to 12/31/2020
Income and Expenses:
Investment Income:
Dividends from the portfolios	$150,509	$44,077	$—	$36,540	$63,551	$110,508
Expenses:
Asset-based charges	132,476	38,776	788,894	107,638	112,444	160,584
Net investment income (loss)	18,033	5,301	(788,894)	(71,098)	(48,893)	(50,076)
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	335,768	63,401	2,641,261	251,497	165,510	500,480
Realized gain distribution from the portfolios	91,425	165,109	5,121,599	770,745	366,279	338,054
Net realized gain (loss) on investments	427,193	228,510	7,762,860	1,022,242	531,789	838,534
Net change in unrealized appreciation (depreciation) of investments	(485,552)	(124,501)	7,371,718	154,446	172,989	(604,920)
Net realized and unrealized gain (loss) on investments	(58,359)	104,009	15,134,578	1,176,688	704,778	233,614
Net Increase (Decrease) in Net Assets Resulting from Operations	$(40,326)	$109,310	$14,345,684	$1,105,590	$655,885	$183,538

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-25

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS (CONTINUED)

For the year or period ended December 31, 2020

	EQ/Moderate Allocation* 1/1/2020 to 12/31/2020	EQ/Moderate- Plus Allocation* 1/1/2020 to 12/31/2020	EQ/Money Market* 1/1/2020 to 12/31/2020	EQ/Morgan Stanley Small Cap Growth* 6/12/2020 to 12/31/2020	EQ/PIMCO Ultra Short Bond* 1/1/2020 to 12/31/2020	EQ/Quality Bond PLUS* 1/1/2020 to 12/31/2020
Income and Expenses:
Investment Income:
Dividends from the portfolios	$144,164	$80,930	$38,019	$—	$15,235	$45,979
Expenses:
Asset-based charges	94,084	46,797	289,733	100,040	34,560	48,620
Net investment income (loss)	50,080	34,133	(251,714)	(100,040)	(19,325)	(2,641)
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	8,767	(3,473)	(92)	239,365	(5,083)	15,720
Realized gain distribution from the portfolios	340,038	235,675	364	2,313,205	—	81,228
Net realized gain (loss) on investments	348,805	232,202	272	2,552,570	(5,083)	96,948
Net change in unrealized appreciation (depreciation) of investments	221,836	119,065	56	4,580,557	12,071	76,487
Net realized and unrealized gain (loss) on investments	570,641	351,267	328	7,133,127	6,988	173,435
Net Increase (Decrease) in Net Assets Resulting from Operations	$620,721	$385,400	$(251,386)	$7,033,087	$(12,337)	$170,794

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-26

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS (CONTINUED)

For the year or period ended December 31, 2020

	EQ/Small Company Index* 1/1/2020 to 12/31/2020	EQ/T.Rowe Price Growth Stock* 1/1/2020 to 12/31/2020	Fidelity® VIP Contrafund® Portfolio 1/1/2020 to 12/31/2020	Franklin Income VIP Fund 1/1/2020 to 12/31/2020	Franklin Rising Dividends VIP Fund 1/1/2020 to 12/31/2020	Invesco Oppenheimer V.I. Global Fund 1/1/2020 to 12/31/2020
Income and Expenses:
Investment Income:
Dividends from the portfolios	$21,979	$—	$27,143	$633,436	$78,047	$31,374
Expenses:
Asset-based charges	33,830	656,298	243,679	182,499	102,130	108,633
Net investment income (loss)	(11,851)	(656,298)	(216,536)	450,937	(24,083)	(77,259)
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	10,916	3,125,166	899,092	(10,272)	89,069	330,833
Realized gain distribution from the Portfolios	87,398	1,678,469	95,444	8,972	330,985	260,178
Net realized gain (loss) on investments	98,314	4,803,635	994,536	(1,300)	420,054	591,011
Net change in unrealized appreciation (depreciation) of investments	311,538	11,778,948	3,826,577	(654,592)	444,335	1,178,372
Net realized and unrealized gain (loss) on investments	409,852	16,582,583	4,821,113	(655,892)	864,389	1,769,383
Net Increase (Decrease) in Net Assets Resulting from Operations	$398,001	$15,926,285	$4,604,577	$(204,955)	$840,306	$1,692,124

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-27

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS (CONTINUED)

For the year or period ended December 31, 2020

	Invesco V.I. Diversified Dividend Fund 1/1/2020 to 12/31/2020	Invesco V.I. Global Core Equity Fund 1/1/2020 to 12/31/2020	Invesco V.I. Health Care Fund 1/1/2020 to 12/31/2020	Invesco V.I. Technology Fund 1/1/2020 to 12/31/2020	Janus Henderson Balanced Portfolio 1/1/2020 to 12/31/2020	Janus Henderson Enterprise Portfolio 1/1/2020 to 12/31/2020
Income and Expenses:
Investment Income:
Dividends from the portfolios	$18,910	$6,979	$4,992	$—	$279,566	$13,158
Expenses:
Asset-based charges	11,424	8,269	27,908	20,471	157,716	155,598
Net investment income (loss)	7,486	(1,290)	(22,916)	(20,471)	121,850	(142,440)
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	16,634	8,548	62,350	52,295	476,217	835,586
Realized gain distribution from the portfolios	15,726	—	38,000	101,978	114,416	821,776
Net realized gain (loss) on investments	32,360	8,548	100,350	154,273	590,633	1,657,362
Net change in unrealized appreciation (depreciation) of investments	(56,113)	48,738	109,097	269,021	598,431	341,826
Net realized and unrealized gain (loss) on investments	(23,753)	57,286	209,447	423,294	1,189,064	1,999,188
Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,267)	$55,996	$186,531	$402,823	$1,310,914	$1,856,748

The accompanying notes are an integral part of these financial statements.
FSA-28

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS (CONTINUED)

For the year or period ended December 31, 2020

	Janus Henderson Forty Portfolio 1/1/2020 to 12/31/2020	Janus Henderson Global Research Portfolio 1/1/2020 to 12/31/2020	Janus Henderson Overseas Portfolio 1/1/2020 to 12/31/2020	MFS® Utilities Series 1/1/2020 to 12/31/2020	PIMCO Global Bond Opportunities Portfolio (Unhedged) 1/1/2020 to 12/31/2020	ProFund VP Bear 1/1/2020 to 12/31/2020
Income and Expenses:
Investment Income:
Dividends from the portfolios	$111,024	$50,414	$48,073	$78,792	$86,636	$74
Expenses:
Asset-based charges	224,227	83,616	68,171	49,508	54,869	488
Net investment income (loss)	(113,203)	(33,202)	(20,098)	29,284	31,767	(414)
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	615,149	266,622	(118,505)	132,443	(102,644)	(20,739)
Realized gain distribution from the portfolios	1,086,062	323,359	—	82,161	—	—
Net realized gain (loss) on investments	1,701,211	589,981	(118,505)	214,604	(102,644)	(20,739)
Net change in unrealized appreciation (depreciation) of investments	3,592,892	532,668	676,423	(125,462)	347,857	(254)
Net realized and unrealized gain (loss) on investments	5,294,103	1,122,649	557,918	89,142	245,213	(20,993)
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,180,900	$1,089,447	$537,820	$118,426	$276,980	$(21,407)

The accompanying notes are an integral part of these financial statements.
FSA-29

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF OPERATIONS (CONCLUDED)

For the year or period ended December 31, 2020

	ProFund VP Rising Rates Opportunity 1/1/2020 to 12/31/2020	ProFund VP Ultrabull 1/1/2020 to 12/31/2020
Income and Expenses:
Investment Income:
Dividends from the portfolios	$511	$18,032
Expenses:
Asset-based charges	1,243	35,759
Net investment income (loss)	(732)	(17,727)
Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(5,590)	(344,250)
Realized gain distribution from the portfolios	—	1,591,948
Net realized gain (loss) on investments	(5,590)	1,247,698
Net change in unrealized appreciation (depreciation) of investments	(18,571)	(783,903)
Net realized and unrealized gain (loss) on investments	(24,161)	463,795
Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,893)	$446,068

The accompanying notes are an integral part of these financial statements.
FSA-30

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year or Period Ended December 31, 2020

	1290 VT Equity Income* 1/1/2020 to 12/31/2020	1290 VT GAMCO Mergers & Acquisitions* 1/1/2020 to 12/31/2020	1290 VT GAMCO Small Company Value* 1/1/2020 to 12/31/2020	1290 VT Socially Responsible* 1/1/2020 to 12/31/2020	BNY Mellon Stock Index Fund, Inc. 1/1/2020 to 12/31/2020	EQ/AB Small Cap Growth* 1/1/2020 to 12/31/2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$34,897	$(15,759)	$(474,653)	$(10,396)	$32,898	$(20,560)
Net realized gain (loss) on investments	(360,745)	(16,288)	4,409,149	129,253	1,852,768	192,888
Net change in unrealized appreciation (depreciation) of investments	(339,372)	(13,307)	1,826,405	155,747	488,265	217,349
Net increase (decrease) in net assets resulting from operations	(665,220)	(45,354)	5,760,901	274,604	2,373,931	389,677
From Contractowners Transactions:
Payments received from Contractowners	39,064	25,287	390,631	17,977	56,927	4,829
Transfers between Variable Investment Options including guaranteed investment account, net	(51,600)	(3,047)	(2,364,009)	(26,748)	368,369	(26,647)
Redemptions for contract benefits and terminations	(648,096)	(116,819)	(5,589,297)	(171,747)	(1,449,576)	(162,881)
Contract maintenance charges	(573)	(62)	(25,255)	(124)	—	(214)
Net increase (decrease) in net assets resulting from contractowners transactions	(661,205)	(94,641)	(7,587,930)	(180,642)	(1,024,280)	(184,913)
Net increase (Decrease) in Net Assets	(1,326,425)	(139,995)	(1,827,029)	93,962	1,349,651	204,764
Net Assets - Beginning of Year	9,838,636	1,305,752	90,360,337	1,709,006	15,733,951	1,294,610
Net Assets - End of Year	$8,512,211	$1,165,757	$88,533,308	$1,802,968	$17,083,602	$1,499,374

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-31

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year or Period Ended December 31, 2020

	EQ/Aggressive Allocation* 1/1/2020 to 12/31/2020	EQ/All Asset Growth Allocation* 1/1/2020 to 12/31/2020	EQ/BlackRock Basic Value Equity* 1/1/2020 to 12/31/2020	EQ/Capital Group Research* 1/1/2020 to 12/31/2020	EQ/Conservative Allocation* 1/1/2020 to 12/31/2020	EQ/Conservative-Plus Allocation* 1/1/2020 to 12/31/2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$16,969	$182,652	$6,549	$(189,768)	$3,826	$4,676
Net realized gain (loss) on investments	88,985	3,765,317	408,283	2,341,184	29,103	33,937
Net change in unrealized appreciation (depreciation) of investments	62,606	4,531,323	(418,063)	1,959,902	37,707	26,908
Net increase (decrease) in net assets resulting from operations	168,560	8,479,292	(3,231)	4,111,318	70,636	65,521
From Contractowners Transactions:
Payments received from Contractowners	22,714	459,260	25,256	115,755	4,180	91,500
Transfers between Variable Investment Options including guaranteed investment account, net	14,955	(2,675,266)	(34,659)	14,620,059	(80,186)	(225,330)
Redemptions for contract benefits and terminations	(43,602)	(6,097,454)	(443,286)	(1,379,429)	(63,601)	(105,895)
Contract maintenance charges	(360)	(59,400)	(256)	(678)	(251)	(154)
Net increase (decrease) in net assets resulting from contractowners transactions	(6,293)	(8,372,860)	(452,945)	13,355,707	(139,858)	(239,879)
Net increase (Decrease) in Net Assets	162,267	106,432	(456,176)	17,467,025	(69,222)	(174,358)
Net Assets - Beginning of Year	1,243,500	88,289,878	4,031,204	5,122,123	1,334,626	976,268
Net Assets - End of Year	$1,405,767	$88,396,310	$3,575,028	$22,589,148	$1,265,404	$801,910

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-32

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year or Period Ended December 31, 2020

	EQ/Core Bond Index* 1/1/2020 to 12/31/2020	EQ/Core Plus Bond* 1/1/2020 to 12/31/2020	EQ/Global Equity Managed Volatility* 1/1/2020 to 12/31/2020	EQ/Intermediate Government Bond* 1/1/2020 to 12/31/2020	EQ/Janus Enterprise* 1/1/2020 to 12/31/2020	EQ/Large Cap Growth Managed Volatility* 1/1/2020 to 12/31/2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(8,816)	$3,724	$(24,758)	$(36,237)	$(103,204)	$(96,464)
Net realized gain (loss) on investments	281,095	75,425	205,023	95,058	890,353	1,575,843
Net change in unrealized appreciation (depreciation) of investments	367,173	127,760	65,905	118,770	160,641	548,174
Net increase (decrease) in net assets resulting from operations	639,452	206,909	246,170	177,591	947,790	2,027,553
From Contractowners Transactions:
Payments received from Contractowners	455,386	58,264	10,875	206,371	37,353	13,140
Transfers between Variable Investment Options including guaranteed investment account, net	(554,636)	(26,466)	(29,372)	(46,432)	(386,882)	(481,520)
Redemptions for contract benefits and terminations	(1,384,617)	(184,476)	(220,016)	(561,912)	(750,285)	(594,842)
Contract maintenance charges	(4,005)	(297)	(361)	(1,398)	(817)	—
Net increase (decrease) in net assets resulting from contractowners transactions	(1,487,872)	(152,975)	(238,874)	(403,371)	(1,100,631)	(1,063,222)
Net increase (Decrease) in Net Assets	(848,420)	53,934	7,296	(225,780)	(152,841)	964,331
Net Assets - Beginning of Year	14,468,832	1,740,129	2,336,910	6,514,040	7,218,057	7,588,900
Net Assets - End of Year	$13,620,412	$1,794,063	$2,344,206	$6,288,260	$7,065,216	$8,553,231

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-33

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year or Period Ended December 31, 2020

	EQ/Large Cap Value Index* 1/1/2020 to 12/31/2020	EQ/Large Cap Value Managed Volatility* 1/1/2020 to 12/31/2020	EQ/Loomis Sayles Growth* 1/1/2020 to 12/31/2020	EQ/MFS International Growth* 1/1/2020 to 12/31/2020	EQ/Mid Cap Index* 1/1/2020 to 12/31/2020	EQ/Mid Cap Value Managed Volatility* 1/1/2020 to 12/31/2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$18,033	$5,301	$(788,894)	$(71,098)	$(48,893)	$(50,076)
Net realized gain (loss) on investments	427,193	228,510	7,762,860	1,022,242	531,789	838,534
Net change in unrealized appreciation (depreciation) of investments	(485,552)	(124,501)	7,371,718	154,446	172,989	(604,920)
Net increase (decrease) in net assets resulting from operations	(40,326)	109,310	14,345,684	1,105,590	655,885	183,538
From Contractowners Transactions:
Payments received from Contractowners	76,933	2,826	291,414	40,590	15,090	64,445
Transfers between Variable Investment Options including guaranteed investment account, net	(159,853)	(178,469)	(2,208,064)	(185,823)	(106,336)	(485,748)
Redemptions for contract benefits and terminations	(788,128)	(96,867)	(5,061,617)	(850,901)	(520,583)	(1,063,739)
Contract maintenance charges	(1,090)	(939)	(2,548)	(2,708)	(1,082)	(1,090)
Net increase (decrease) in net assets resulting from contractowners transactions	(872,138)	(273,449)	(6,980,815)	(998,842)	(612,911)	(1,486,132)
Net increase (Decrease) in Net Assets	(912,464)	(164,139)	7,364,869	106,748	42,974	(1,302,594)
Net Assets - Beginning of Year	9,715,610	3,208,351	54,003,926	9,000,888	7,476,908	12,199,912
Net Assets - End of Year	$8,803,146	$3,044,212	$61,368,795	$9,107,636	$7,519,882	$10,897,318

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-34

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year or Period Ended December 31, 2020

	EQ/Moderate Allocation* 1/1/2020 to 12/31/2020	EQ/Moderate-Plus Allocation* 1/1/2020 to 12/31/2020	EQ/Money Market* 1/1/2020 to 12/31/2020	EQ/Morgan Stanley Small Cap Growth* 6/12/2020 to 12/31/2020	EQ/PIMCO Ultra Short Bond* 1/1/2020 to 12/31/2020	EQ/Quality Bond PLUS* 1/1/2020 to 12/31/2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$50,080	$34,133	$(251,714)	$(100,040)	$(19,325)	$(2,641)
Net realized gain (loss) on investments	348,805	232,202	272	2,552,570	(5,083)	96,948
Net change in unrealized appreciation (depreciation) of investments	221,836	119,065	56	4,580,557	12,071	76,487
Net increase (decrease) in net assets resulting from operations	620,721	385,400	(251,386)	7,033,087	(12,337)	170,794
From Contractowners Transactions:
Payments received from Contractowners	28,039	11,255	806,612	32,084	12,956	29,340
Transfers between Variable Investment Options including guaranteed investment account, net	25,764	(127,861)	14,264,669	9,592,274	(73,896)	(103,095)
Redemptions for contract benefits and terminations	(721,359)	(243,763)	(11,020,988)	(699,441)	(393,336)	(367,983)
Contract maintenance charges	(830)	(387)	(4,475)	(481)	(286)	(979)
Net increase (decrease) in net assets resulting from contractowners transactions	(668,386)	(360,756)	4,045,818	8,924,436	(454,562)	(442,717)
Net increase (Decrease) in Net Assets	(47,665)	24,644	3,794,432	15,957,523	(466,899)	(271,923)
Net Assets - Beginning of Year	7,079,450	3,564,311	18,272,067	—	2,468,717	3,780,808
Net Assets - End of Year	$7,031,785	$3,588,955	$22,066,499	$15,957,523	$2,001,818	$3,508,885

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-35

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year or Period Ended December 31, 2020

	EQ/Small Company Index* 1/1/2020 to 12/31/2020	EQ/T.Rowe Price Growth Stock* 1/1/2020 to 12/31/2020	Fidelity® VIP Contrafund® Portfolio 1/1/2020 to 12/31/2020	Franklin Income VIP Fund 1/1/2020 to 12/31/2020	Franklin Rising Dividends VIP Fund 1/1/2020 to 12/31/2020	Invesco Oppenheimer V.I. Global Fund 1/1/2020 to 12/31/2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(11,851)	$(656,298)	$(216,536)	$450,937	$(24,083)	$(77,259)
Net realized gain (loss) on investments	98,314	4,803,635	994,536	(1,300)	420,054	591,011
Net change in unrealized appreciation (depreciation) of investments	311,538	11,778,948	3,826,577	(654,592)	444,335	1,178,372
Net increase (decrease) in net assets resulting from operations	398,001	15,926,285	4,604,577	(204,955)	840,306	1,692,124
From Contractowners Transactions:
Payments received from Contractowners	11,818	245,778	77,501	134,204	41,945	31,925
Transfers between Variable Investment Options including guaranteed investment account, net	12,128	(1,324,567)	(721,502)	(318,693)	(259,103)	(206,149)
Redemptions for contract benefits and terminations	(175,524)	(3,404,374)	(1,645,211)	(1,019,827)	(443,708)	(754,285)
Contract maintenance charges	(455)	(21,015)	—	(1,147)	(423)	(641)
Net increase (decrease) in net assets resulting from contractowners transactions	(152,033)	(4,504,178)	(2,289,212)	(1,205,463)	(661,289)	(929,150)
Net increase (Decrease) in Net Assets	245,968	11,422,107	2,315,365	(1,410,418)	179,017	762,974
Net Assets - Beginning of Year	2,414,072	48,293,746	17,578,709	12,482,693	6,526,569	7,366,087
Net Assets - End of Year	$2,660,040	$59,715,853	$19,894,074	$11,072,275	$6,705,586	$8,129,061

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-36

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year or Period Ended December 31, 2020

	Invesco V.I. Diversified Dividend Fund 1/1/2020 to 12/31/2020	Invesco V.I. Global Core Equity Fund 1/1/2020 to 12/31/2020	Invesco V.I. Health Care Fund 1/1/2020 to 12/31/2020	Invesco V.I. Technology Fund 1/1/2020 to 12/31/2020	Janus Henderson Balanced Portfolio 1/1/2020 to 12/31/2020	Janus Henderson Enterprise Portfolio 1/1/2020 to 12/31/2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,486	$(1,290)	$(22,916)	$(20,471)	$121,850	$(142,440)
Net realized gain (loss) on investments	32,360	8,548	100,350	154,273	590,633	1,657,362
Net change in unrealized appreciation (depreciation) of investments	(56,113)	48,738	109,097	269,021	598,431	341,826
Net increase (decrease) in net assets resulting from operations	(16,267)	55,996	186,531	402,823	1,310,914	1,856,748
From Contractowners Transactions:
Payments received from Contractowners	3,391	9,981	8,331	8,299	203,721	86,784
Transfers between Variable Investment Options including guaranteed investment account, net	7,815	(2,050)	(6,596)	63,390	(982,049)	(684,877)
Redemptions for contract benefits and terminations	(76,420)	(47,124)	(190,881)	(108,810)	(654,214)	(1,328,325)
Contract maintenance charges	(52)	(77)	(214)	(136)	—
Net increase (decrease) in net assets resulting from contractowners transactions	(65,266)	(39,270)	(189,360)	(37,257)	(1,432,542)	(1,926,418)
Net increase (Decrease) in Net Assets	(81,533)	16,726	(2,829)	365,566	(121,628)	(69,670)
Net Assets - Beginning of Year	732,560	567,782	1,678,500	977,374	12,444,821	13,074,280
Net Assets - End of Year	$651,027	$584,508	$1,675,671	$1,342,940	$12,323,193	$13,004,610

The accompanying notes are an integral part of these financial statements.
FSA-37

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year or Period Ended December 31, 2020

	Janus Henderson Forty Portfolio 1/1/2020 to 12/31/2020	Janus Henderson Global Research Portfolio 1/1/2020 to 12/31/2020	Janus Henderson Overseas Portfolio 1/1/2020 to 12/31/2020	MFS® Utilities Series 1/1/2020 to 12/31/2020	PIMCO Global Bond Opportunities Portfolio (Unhedged) 1/1/2020 to 12/31/2020	ProFund VP Bear 1/1/2020 to 12/31/2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(113,203)	$(33,202)	$(20,098)	$29,284	$31,767	$(414)
Net realized gain (loss) on investments	1,701,211	589,981	(118,505)	214,604	(102,644)	(20,739)
Net change in unrealized appreciation (depreciation) of investments	3,592,892	532,668	676,423	(125,462)	347,857	(254)
Net increase (decrease) in net assets resulting from operations	5,180,900	1,089,447	537,820	118,426	276,980	(21,407)
From Contractowners Transactions:
Payments received from Contractowners	90,537	72,141	24,132	17,937	17,778	—
Transfers between Variable Investment Options including guaranteed investment account, net	(447,705)	(159,849)	(56,963)	(21,271)	(210,330)	19,129
Redemptions for contract benefits and terminations	(1,479,954)	(446,658)	(348,916)	(597,116)	(303,006)	(249)
Contract maintenance charges	(555)	—	(986)	(466)	(429)	(3)
Net increase (decrease) in net assets resulting from contractowners transactions	(1,837,677)	(534,366)	(382,733)	(600,916)	(495,987)	18,877
Net increase (Decrease) in Net Assets	3,343,223	555,081	155,087	(482,490)	(219,007)	(2,530)
Net Assets - Beginning of Year	14,948,049	6,526,759	4,543,732	3,554,875	3,732,254	18,498
Net Assets - End of Year	$18,291,272	$7,081,840	$4,698,819	$3,072,385	$3,513,247	$15,968

The accompanying notes are an integral part of these financial statements.
FSA-38

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
For the Year or Period Ended December 31, 2020

	ProFund VP Rising Rates Opportunity 1/1/2020 to 12/31/2020	ProFund VP Ultrabull 1/1/2020 to 12/31/2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(732)	$(17,727)
Net realized gain (loss) on investments	(5,590)	1,247,698
Net change in unrealized appreciation (depreciation) of investments	(18,571)	(783,903)
Net increase (decrease) in net assets resulting from operations	(24,893)	446,068
From Contractowners Transactions:
Payments received from Contractowners	1,640	3,621
Transfers between Variable Investment Options including guaranteed investment account, net	1,469	750,027
Redemptions for contract benefits and terminations	(1,745)	(363,468)
Contract maintenance charges	(11)	(146)
Net increase (decrease) in net assets resulting from contractowners transactions	1,353	390,034
Net increase (Decrease) in Net Assets	(23,540)	836,102
Net Assets - Beginning of Year	90,784	1,803,348
Net Assets - End of Year	$67,244	$2,639,450

The accompanying notes are an integral part of these financial statements.
FSA-39

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	1290 VT Equity Income* 1/1/2019 to 12/31/2019	1290 VT GAMCO Mergers & Acquisitions* 1/1/2019 to 12/31/2019	1290 VT GAMCO Small Company Value* 1/1/2019 to 12/31/2019	1290 VT Socially Responsible* 1/1/2019 to 12/31/2019	BNY Mellon Stock Index Fund, Inc. 1/1/2019 to 12/31/2019	EQ/AB Small Cap Growth* 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$68,355	$31,678	$(701,890)	$(7,938)	$53,246	$(20,700)
Net realized gain (loss) on investments	(224,469)	29,726	6,325,697	61,332	1,401,791	122,623
Net change in unrealized appreciation (depreciation) of investments	2,093,519	43,886	11,791,217	339,826	2,294,426	185,546
Net increase (decrease) in net assets resulting from operations	1,937,405	105,290	17,415,024	393,220	3,749,463	287,469
From Contractowners Transactions:
Payments received from Contractowners	152,345	90,679	333,326	6,990	279,174	10,074
Transfers between Variable Investment Options including guaranteed investment account, net	(359,398)	(125,104)	(1,590,555)	(19,867)	(328,639)	(27,510)
Redemptions for contract benefits and terminations	(989,114)	(381,362)	(9,060,019)	(79,244)	(1,207,558)	(118,227)
Contract maintenance charges	(705)	(79)	(29,471)	(124)	—	(232)
Net increase (decrease) in net assets resulting from contractowners transactions	(1,196,872)	(415,866)	(10,346,719)	(92,245)	(1,257,023)	(135,895)
Net increase (Decrease) in Net Assets	740,533	(310,576)	7,068,305	300,975	2,492,440	151,574
Net Assets - Beginning of Year	9,098,103	1,616,328	83,292,032	1,408,031	13,241,511	1,143,036
Net Assets - End of Year	$9,838,636	$1,305,752	$90,360,337	$1,709,006	$15,733,951	$1,294,610

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-40

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2019

	EQ/Aggressive Allocation* 1/1/2019 to 12/31/2019	EQ/All Asset Growth Allocation* 1/1/2019 to 12/31/2019	EQ/BlackRock Basic Value Equity* 1/1/2019 to 12/31/2019	EQ/Capital Group Research* 1/1/2019 to 12/31/2019	EQ/Conservative Allocation* 1/1/2019 to 12/31/2019	EQ/Conservative-Plus Allocation* 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,569	$313,765	$8,993	$(48,605)	$1,172	$317
Net realized gain (loss) on investments	99,794	4,350,657	402,590	778,725	8,880	32,272
Net change in unrealized appreciation (depreciation) of investments	133,081	9,420,711	360,128	546,956	112,905	91,741
Net increase (decrease) in net assets resulting from operations	234,444	14,085,133	771,711	1,277,076	122,957	124,330
From Contractowners Transactions:
Payments received from Contractowners	3,964	487,466	31,801	20,229	2,000	2,000
Transfers between Variable Investment Options including guaranteed investment account, net	6,105	(1,447,698)	(35,431)	(40,229)	(409,028)	(48,735)
Redemptions for contract benefits and terminations	(51,189)	(7,896,670)	(532,164)	(395,623)	(211,354)	(143,294)
Contract maintenance charges	(311)	(65,395)	(310)	(506)	(290)	(260)
Net increase (decrease) in net assets resulting from contractowners transactions	(41,431)	(8,922,297)	(536,104)	(416,129)	(618,672)	(190,289)
Net increase (Decrease) in Net Assets	193,013	5,162,836	235,607	860,947	(495,715)	(65,959)
Net Assets - Beginning of Year	1,050,487	83,127,042	3,795,597	4,261,176	1,830,341	1,042,227
Net Assets - End of Year	$1,243,500	$88,289,878	$4,031,204	$5,122,123	$1,334,626	$976,268

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-41

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2019

	EQ/Core Bond Index* 1/1/2019 to 12/31/2019	EQ/Core Plus Bond* 1/1/2019 to 12/31/2019	EQ/Global Equity Managed Volatility* 1/1/2019 to 12/31/2019	EQ/Intermediate Government Bond* 1/1/2019 to 12/31/2019	EQ/Janus Enterprise* 1/1/2019 to 12/31/2019	EQ/Large Cap Growth Managed Volatility* 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$54,388	$2,816	$(11,468)	$(1,032)	$(110,749)	$(65,733)
Net realized gain (loss) on investments	60,601	(2,905)	176,074	34,215	636,108	856,156
Net change in unrealized appreciation (depreciation) of investments	585,078	85,812	311,235	142,169	1,483,034	1,148,082
Net increase (decrease) in net assets resulting from operations	700,067	85,723	475,841	175,352	2,008,393	1,938,505
From Contractowners Transactions:
Payments received from Contractowners	118,767	8,817	11,759	62,790	39,879	23,343
Transfers between Variable Investment Options including guaranteed investment account, net	(185,789)	(4,636)	(85,933)	(119,595)	(206,638)	(69,116)
Redemptions for contract benefits and terminations	(1,556,118)	(146,028)	(252,591)	(725,046)	(747,406)	(617,410)
Contract maintenance charges	(4,390)	(323)	(404)	(1,546)	(885)	—
Net increase (decrease) in net assets resulting from contractowners transactions	(1,627,530)	(142,170)	(327,169)	(783,397)	(915,050)	(663,183)
Net increase (Decrease) in Net Assets	(927,463)	(56,447)	148,672	(608,045)	1,093,343	1,275,322
Net Assets - Beginning of Year	15,396,295	1,796,576	2,188,238	7,122,085	6,124,714	6,313,578
Net Assets - End of Year	$14,468,832	$1,740,129	$2,336,910	$6,514,040	$7,218,057	$7,588,900

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-42

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2019

	EQ/Large Cap Value Index* 1/1/2019 to 12/31/2019	EQ/Large Cap Value Managed Volatility* 1/1/2019 to 12/31/2019	EQ/Loomis Sayles Growth* 1/1/2019 to 12/31/2019	EQ/MFS International Growth* 1/1/2019 to 12/31/2019	EQ/Mid Cap Index* 1/1/2019 to 12/31/2019	EQ/Mid Cap Value Managed Volatility* 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$51,591	$16,401	$(733,893)	$(4,586)	$(54,367)	$(30,317)
Net realized gain (loss) on investments	980,563	261,763	4,694,034	388,303	747,807	1,188,279
Net change in unrealized appreciation (depreciation) of investments	937,599	353,930	9,274,706	1,529,941	865,839	1,410,603
Net increase (decrease) in net assets resulting from operations	1,969,753	632,094	13,234,847	1,913,658	1,559,279	2,568,565
From Contractowners Transactions:
Payments received from Contractowners	170,468	3,667	274,533	41,297	15,104	107,754
Transfers between Variable Investment Options including guaranteed investment account, net	(136,207)	(24,274)	(1,283,692)	(126,704)	(88,181)	(185,893)
Redemptions for contract benefits and terminations	(918,154)	(161,423)	(5,486,498)	(520,803)	(1,076,121)	(1,117,614)
Contract maintenance charges	(1,241)	(956)	(2,460)	(2,957)	(1,242)	(1,300)
Net increase (decrease) in net assets resulting from contractowners transactions	(885,134)	(182,986)	(6,498,117)	(609,167)	(1,150,440)	(1,197,053)
Net increase (Decrease) in Net Assets	1,084,619	449,108	6,736,730	1,304,491	408,839	1,371,512
Net Assets - Beginning of Year	8,630,991	2,759,243	47,267,196	7,696,397	7,068,069	10,828,400
Net Assets - End of Year	$9,715,610	$3,208,351	$54,003,926	$9,000,888	$7,476,908	$12,199,912

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-43

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2019

	EQ/Moderate Allocation* 1/1/2019 to 12/31/2019	EQ/Moderate-Plus Allocation* 1/1/2019 to 12/31/2019	EQ/Money Market* 1/1/2019 to 12/31/2019	EQ/PIMCO Ultra Short Bond* 1/1/2019 to 12/31/2019	EQ/Quality Bond PLUS* 1/1/2019 to 12/31/2019	EQ/Small Company Index* 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$15,845	$5,850	$9,692	$15,718	$7,722	$(11,933)
Net realized gain (loss) on investments	334,063	218,448	1,034	608	(11,252)	174,028
Net change in unrealized appreciation (depreciation) of investments	529,410	334,974	(794)	8,536	171,362	317,197
Net increase (decrease) in net assets resulting from operations	879,318	559,272	9,932	24,862	167,832	479,292
From Contractowners Transactions:
Payments received from Contractowners	45,133	29,363	728,643	29,347	25,736	58,905
Transfers between Variable Investment Options including guaranteed investment account, net	268,102	225,896	9,229,663	(45,930)	(23,983)	8,970
Redemptions for contract benefits and terminations	(420,615)	(375,914)	(11,460,779)	(285,744)	(501,928)	(227,394)
Contract maintenance charges	(866)	(403)	(4,585)	(332)	(1,090)	(513)
Net increase (decrease) in net assets resulting from contractowners transactions	(108,246)	(121,058)	(1,507,058)	(302,659)	(501,265)	(160,032)
Net increase (Decrease) in Net Assets	771,072	438,214	(1,497,126)	(277,797)	(333,433)	319,260
Net Assets - Beginning of Year	6,308,378	3,126,097	19,769,193	2,746,514	4,114,241	2,094,812
Net Assets - End of Year	$7,079,450	$3,564,311	$18,272,067	$2,468,717	$3,780,808	$2,414,072

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
The accompanying notes are an integral part of these financial statements.
FSA-44

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2019

	EQ/T.Rowe Price Growth Stock* 1/1/2019 to 12/31/2019	Fidelity® VIP Contrafund® Portfolio 1/1/2019 to 12/31/2019	Franklin Income VIP Fund 1/1/2019 to 12/31/2019	Franklin Rising Dividends VIP Fund 1/1/2019 to 12/31/2019	Invesco Oppenheimer V.I. Global Fund 1/1/2019 to 12/31/2019	Invesco V.I. Diversified Dividend Fund 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(593,411)	$(167,652)	$468,031	$(25,471)	$(66,219)	$7,632
Net realized gain (loss) on investments	3,890,282	2,438,668	362,762	1,109,628	1,371,757	70,530
Net change in unrealized appreciation (depreciation) of investments	8,441,789	2,049,434	845,986	378,326	549,349	69,299
Net increase (decrease) in net assets resulting from operations	11,738,660	4,320,450	1,676,779	1,462,483	1,854,887	147,461
From Contractowners Transactions:
Payments received from Contractowners	211,139	62,442	181,279	68,947	33,636	27,296
Transfers between Variable Investment Options including guaranteed investment account, net	(292,546)	(133,839)	(5,527)	103,576	(255,624)	(3,754)
Redemptions for contract benefits and terminations	(4,760,511)	(1,935,488)	(1,842,302)	(732,713)	(933,141)	(119,384)
Contract maintenance charges	(20,827)	—	(1,323)	(469)	(643)	(61)
Net increase (decrease) in net assets resulting from contractowners transactions	(4,862,745)	(2,006,885)	(1,667,873)	(560,659)	(1,155,772)	(95,903)
Net increase (Decrease) in Net Assets	6,875,915	2,313,565	8,906	901,824	699,115	51,558
Net Assets - Beginning of Year	41,417,831	15,265,144	12,473,787	5,624,745	6,666,972	681,002
Net Assets - End of Year	$48,293,746	$17,578,709	$12,482,693	$6,526,569	$7,366,087	$732,560

*  Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

The accompanying notes are an integral part of these financial statements.
FSA-45

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2019

	Invesco V.I. Global Core Equity Fund 1/1/2019 to 12/31/2019	Invesco V.I. Health Care Fund 1/1/2019 to 12/31/2019	Invesco V.I. Technology Fund 1/1/2019 to 12/31/2019	Janus Henderson Balanced Portfolio 1/1/2019 to 12/31/2019	Janus Henderson Enterprise Portfolio 1/1/2019 to 12/31/2019	Janus Henderson Forty Portfolio 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,365)	$(26,138)	$(16,484)	$65,462	$(144,605)	$(181,667)
Net realized gain (loss) on investments	63,130	59,347	104,774	911,953	1,389,366	1,344,720
Net change in unrealized appreciation (depreciation) of investments	56,141	368,020	166,739	1,353,572	2,281,438	2,952,805
Net increase (decrease) in net assets resulting from operations	117,906	401,229	255,029	2,330,987	3,526,199	4,115,858
From Contractowners Transactions:
Payments received from Contractowners	3,584	9,512	3,994	32,682	50,033	114,131
Transfers between Variable Investment Options including guaranteed investment account, net	(30,940)	(1,307)	(9,989)	24,730	(214,179)	(259,356)
Redemptions for contract benefits and terminations	(74,118)	(117,320)	(52,784)	(1,687,334)	(1,146,151)	(1,150,189)
Contract maintenance charges	(87)	(197)	(158)	—	—	(541)
Net increase (decrease) in net assets resulting from contractowners transactions	(101,561)	(109,312)	(58,937)	(1,629,922)	(1,310,297)	(1,295,955)
Net increase (Decrease) in Net Assets	16,345	291,917	196,092	701,065	2,215,902	2,819,903
Net Assets - Beginning of Year	551,437	1,386,583	781,282	11,743,756	10,858,378	12,128,146
Net Assets - End of Year	$567,782	$1,678,500	$977,374	$12,444,821	$13,074,280	$14,948,049

The accompanying notes are an integral part of these financial statements.
FSA-46

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
For the Year Ended December 31, 2019

	Janus Henderson Global Research Portfolio 1/1/2019 to 12/31/2019	Janus Henderson Overseas Portfolio 1/1/2019 to 12/31/2019	MFS® Utilities Series 1/1/2019 to 12/31/2019	PIMCO Global Bond Opportunities Portfolio (Unhedged) 1/1/2019 to 12/31/2019	ProFund VP Bear 1/1/2019 to 12/31/2019	ProFund VP Rising Rates Opportunity 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(21,767)	$5,480	$79,382	$33,139	$(307)	$(2,227)
Net realized gain (loss) on investments	665,084	(186,579)	129,000	(97,660)	(2,078)	(65,611)
Net change in unrealized appreciation (depreciation) of investments	829,337	1,126,141	496,074	229,609	(3,201)	36,544
Net increase (decrease) in net assets resulting from operations	1,472,654	945,042	704,456	165,088	(5,586)	(31,294)
From Contractowners Transactions:
Payments received from Contractowners	45,377	44,663	91,483	97,787	525	1,540
Transfers between Variable Investment Options including guaranteed investment account, net	(94,143)	(110,396)	5,369	172,330	1,020	(69,638)
Redemptions for contract benefits and terminations	(472,866)	(435,159)	(569,055)	(423,974)	(206)	(42,467)
Contract maintenance charges	—	(1,081)	(502)	(464)	(4)	(16)
Net increase (decrease) in net assets resulting from contractowners transactions	(521,632)	(501,973)	(472,705)	(154,321)	1,335	(110,581)
Net increase (Decrease) in Net Assets	951,022	443,069	231,751	10,767	(4,251)	(141,875)
Net Assets - Beginning of Year	5,575,737	4,100,663	3,323,124	3,721,487	22,749	232,659
Net Assets - End of Year	$6,526,759	$4,543,732	$3,554,875	$3,732,254	$18,498	$90,784

The accompanying notes are an integral part of these financial statements.
FSA-47

EQUITABLE AMERICA VARIABLE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
For the Year Ended December 31, 2019

ProFund VP Ultrabull 1/1/2019 to 12/31/2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(24,182)
Net realized gain (loss) on investments	(28,129)
Net change in unrealized appreciation (depreciation) of investments	774,569
Net increase (decrease) in net assets resulting from operations	722,258
From Contractowners Transactions:
Payments received from Contractowners	7,962
Transfers between Variable Investment Options including guaranteed investment account, net	(193,250)
Redemptions for contract benefits and terminations	(159,046)
Contract maintenance charges	(164)
Net increase (decrease) in net assets resulting from contractowners transactions	(344,498)
Net increase (Decrease) in Net Assets	377,760
Net Assets - Beginning of Year	1,425,588
Net Assets - End of Year	$1,803,348

The accompanying notes are an integral part of these financial statements.
FSA-48

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

1.  ORGANIZATION

Equitable America Variable Account A (the "Account" and formerly known as MONY America Variable Account A) was established by Equitable Financial Life Insurance Company of America ("Equitable Financial" and formerly known as "MONY Life Insurance Company of America") on March 27, 1987. Equitable Financial changed its name effective December 13, 2019, and the Account changed its name subsequent to December 31, 2019. Equitable Financial is an Arizona stock life insurance company. On October 1, 2013, Equitable Financial entered into a reinsurance agreement with Protective Life Insurance Company ("Protective Life") to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Account is registered with the United States Securities and Exchange Commission ("SEC") and operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP").

The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), BNY Mellon Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), EQ Premier VIP Trust ("VIP"), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, and ProFunds (collectively, "the Trusts"). The Trusts are registered with the SEC under the 1940 Act as open-end, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options ("Portfolios"):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Global Core Equity Fund

Invesco V.I. Health Care Fund

Invesco V.I. Technology Fund

Invesco Oppenheimer V.I. Global Fund

BNY Mellon Investment Adviser, Inc.

BNY Mellon Stock Index Fund, Inc.

EQ Advisors Trust*

1290 VT Equity Income

1290 VT GAMCO Mergers and Acquisitions

1290 VT GAMCO Small Company Value

1290 VT Socially Responsible

EQ/AB Small Cap Growth

EQ/Asset Growth Allocation(1)

EQ/BlackRock Basic Value Equity

EQ/Capital Group Research(2)

EQ/Core Bond Index

EQ/Global Equity Managed Volatility

EQ/Intermediate Government Bond

EQ/Janus Enterprise

EQ/Large Cap Growth Managed Volatility

EQ/Large Cap Value Managed Volatility

EQ/Large Cap Value Index

EQ/Loomis Sayles Growth

EQ/Mid Cap Index

EQ/Mid Cap Value Managed Volatility

EQ/Morgan Stanley Small Cap Growth

EQ/PIMCO Ultra Short Bond

EQ/Quality Bond PLUS

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock

EQ Premier VIP Trust*(3)

EQ/Aggressive Allocation

EQ/Conservative Allocation

EQ/Conservative-Plus Allocation

EQ/Core Plus Bond(4)

FSA-49

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

1.  ORGANIZATION

EQ/Moderate Allocation

EQ/Moderate-Plus Allocation

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Contrafund® Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund

Franklin Rising Dividends VIP Fund

Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Overseas Portfolio

MFS® Variable Insurance Trust

MFS® Utilities Series

PIMCO Variable Insurance Trust

PIMCO Global Bond Opportunities Portfolio (Unhedged)

ProFunds

ProFund VP Bear

ProFund VP Rising Rates Opportunity

ProFund VP UltraBull

(1)  Formerly known as All Asset Growth-Alt 20

(2)  Formerly known as EQ/Capital Guardian Research

(3)  Formerly known as AXA Premier VIP Trust

(4)  Formerly known as CharterSM Multi-Sector Bond

*  An affiliate of Equitable Financial that provides advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Account holds assets that are segregated from all of Equitable Financial's other assets and, at present, is used to support Flexible Payment Variable Annuity Policies, which include MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity (collectively, the "Variable Annuity Policies"). These policies are issued by Equitable Financial, which is a wholly-owned subsidiary of Equitable Holdings, Inc.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished or segregated from those of Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account's assets attributable to the Variable Annuity Policies will not be charged with liabilities arising out of other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, (2) mortality and expense charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account ("General Account").

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and notes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as

FSA-50

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

1.  ORGANIZATION

this would involve estimates of future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, management expects the risk of material loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios, and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at the ex-dividend date. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represents amount due to/from Equitable Financial's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represents unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Annuity Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance law to set aside additional assets in Equitable Financial's General Account to provide for other policy benefits. Equitable Financial's General Account assets support Equitable Financial's insurance and annuity obligations and are subject to Equitable Financial's general liabilities for business operations and to creditor rights.

FSA-51

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

2.  SIGNIFICANT ACCOUNTING POLICIES

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Variable Annuity Policies. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Annuity Policies.

Federal Income Taxes:

The results of the operations of the Account are included in the federal income tax return of Equitable Financial. Under the provisions of the contracts, Equitable Financial has the right to charge the Account for federal income tax attributable to the Account. No charge has been made against the Account for such tax during the year ended December 31, 2020. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

3.  FAIR VALUE DISCLOSURES

The Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)  Quoted prices for similar assets in active markets

b)  Quoted prices for identical or similar assets in non-active markets

c)  Inputs other than quoted market prices that are observable

d)  Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

FSA-52

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

3.  FAIR VALUE DISCLOSURES

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Account determines the fair values of certain financial assets based on quoted market prices.

All of the investments in each Variable Investment Option of the Account are classified as Level 1 in the fair value hierarchy as of December 31, 2020 and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value ("NAV") of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

4.  PURCHASE AND SALES OF PORTFOLIOS

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2020 were as follows:

	Purchases	Sales
1290 VT Equity Income	$415,454	$1,027,152
1290 VT GAMCO Mergers & Acquisitions	47,434	157,835
1290 VT GAMCO Small Company Value	3,199,920	9,353,572
1290 VT Socially Responsible	85,159	218,619
BNY Mellon Stock Index Fund, Inc.	2,878,737	2,974,416
EQ/AB Small Cap Growth	192,954	220,346
EQ/Aggressive Allocation	166,224	67,699
EQ/All Asset Growth Allocation	4,487,322	9,819,508
EQ/BlackRock Basic Value Equity	470,628	665,903
EQ/Capital Group Research	32,029,248	17,672,568
EQ/Conservative Allocation	59,367	165,923
EQ/Conservative-Plus Allocation	374,285	572,023
EQ/Core Bond Index	1,407,968	2,815,942
EQ/Core Plus Bond	177,178	263,062
EQ/Global Equity Managed Volatility	148,365	289,321
EQ/Intermediate Government Bond	473,174	875,956
EQ/Janus Enterprise	998,196	1,513,612
EQ/Large Cap Growth Managed Volatility	1,168,413	1,179,821
EQ/Large Cap Value Index	622,435	1,385,116
EQ/Large Cap Value Managed Volatility	211,581	314,621
EQ/Loomis Sayles Growth Portfolio	5,824,087	8,471,130
EQ/MFS International Growth	981,313	1,280,517

FSA-53

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

4.  PURCHASE AND SALES OF PORTFOLIOS

	Purchases	Sales
EQ/Mid Cap Index	$506,785	$802,310
EQ/Mid Cap Value Managed Volatility	753,401	1,951,568
EQ/Moderate Allocation	627,378	905,644
EQ/Moderate-Plus Allocation	325,461	416,579
EQ/Money Market	18,453,255	14,556,169
EQ/Morgan Stanley Small Cap Growth	12,210,824	1,058,781
EQ/PIMCO Ultra Short Bond	272,852	746,739
EQ/Quality Bond PLUS	229,908	594,589
EQ/Small Company Index	176,046	252,532
EQ/T. Rowe Price Growth Stock	2,291,407	5,773,864
Fidelity® VIP Contrafund® Portfolio	401,456	2,809,844
Franklin Income VIP Fund	1,011,995	1,757,549
Franklin Rising Dividends VIP Fund	446,940	801,327
Invesco Oppenheimer V.I. Global Fund	451,919	1,198,150
Invesco V.I. Diversified Dividend Fund	50,113	92,167
Invesco V.I. Global Core Equity Fund	20,193	60,753
Invesco V.I. Health Care Fund	66,278	240,554
Invesco V.I. Technology Fund	202,255	158,006
Janus Henderson Balanced Portfolio	740,649	1,936,924
Janus Henderson Enterprise Portfolio	891,802	2,138,884
Janus Henderson Forty Portfolio	1,897,313	2,759,252
Janus Henderson Global Research Portfolio	434,970	677,623
Janus Henderson Overseas Portfolio	78,756	481,588
MFS® Utilities Series	225,139	714,611
PIMCO Global Bond Opportunities Portfolio (Unhedged)	319,816	784,036
ProFund VP Bear	405,368	386,905
ProFund VP Rising Rates Opportunity	5,373	4,753
ProFund VP UltraBull	2,956,642	992,387

The units purchased and redeemed for the year ended December 31, 2020 were as follows:

	Share Class+	Issued	Redeemed	Net Change
1290 VT Equity Income	A	0	6	(6)
1290 VT Equity Income	B	12,076	43,457	(31,381)
1290 VT GAMCO Mergers & Acquisitions	B	2,908	9,177	(6,269)
1290 VT GAMCO Small Company Value	B	16,065	115,093	(99,028)
1290 VT Socially Responsible	A	963	8,421	(7,458)
1290 VT Socially Responsible	B	5	2,194	(2,189)
BNY Mellon Stock Index Fund, Inc.	INITIAL	78,155	120,274	(42,119)
EQ/AB Small Cap Growth	A	673	7,324	(6,651)
EQ/Aggressive Allocation	B	3,198	3,871	(673)
EQ/All Asset Growth Allocation	B	19,412	209,495	(190,083)
EQ/BlackRock Basic Value Equity	B	8,760	32,276	(23,516)

FSA-54

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

4.  PURCHASE AND SALES OF PORTFOLIOS

	Share Class+	Issued	Redeemed	Net Change
EQ/Capital Group Research	A	2,347,136	1,809,461	537,675
EQ/Conservative Allocation	B	655	11,997	(11,342)
EQ/Conservative-Plus Allocation	B	26,117	44,399	(18,282)
EQ/Core Bond Index	A	82,360	196,429	(114,069)
EQ/Core Plus Bond	A	5,423	17,351	(11,928)
EQ/Global Equity Managed Volatility	A	448	6,926	(6,478)
EQ/Intermediate Government Bond	A	30,239	58,836	(28,597)
EQ/Janus Enterprise	A	10,800	51,139	(40,339)
EQ/Large Cap Growth Managed Volatility	B	849	37,754	(36,905)
EQ/Large Cap Value Index	A	17,324	55,831	(38,507)
EQ/Large Cap Value Managed Volatility	A	214	5,354	(5,140)
EQ/Loomis Sayles Growth Portfolio	B	21,902	229,586	(207,684)
EQ/MFS International Growth	B	8,385	45,966	(37,581)
EQ/Mid Cap Index	A	3,373	27,510	(24,137)
EQ/Mid Cap Value Managed Volatility	A	13,907	76,300	(62,393)
EQ/Moderate Allocation	B	11,955	61,848	(49,893)
EQ/Moderate-Plus Allocation	B	755	27,346	(26,591)
EQ/Money Market	A	1,946,039	1,524,801	421,238
EQ/Morgan Stanley Small Cap Growth	B	923,051	67,613	855,438
EQ/PIMCO Ultra Short Bond	B	23,021	62,930	(39,909)
EQ/Quality Bond PLUS	B	5,963	26,274	(20,311)
EQ/Small Company Index	A	2,182	5,911	(3,729)
EQ/T. Rowe Price Growth Stock	B	12,818	81,561	(68,743)
Fidelity® VIP Contrafund® Portfolio	SERVICE	8,297	69,395	(61,098)
Franklin Income VIP Fund	CLASS 2	16,616	68,930	(52,314)
Franklin Rising Dividends VIP Fund	CLASS 2	1,470	19,837	(18,367)
Invesco Oppenheimer V.I. Global Fund	SERVICE	3,872	26,251	(22,379)
Invesco V.I. Diversified Dividend Fund	SERIES I	1,616	7,299	(5,683)
Invesco V.I. Global Core Equity Fund	SERIES I	950	3,871	(2,921)
Invesco V.I. Health Care Fund	SERIES I	842	7,081	(6,239)
Invesco V.I. Technology Fund	SERIES I	3,780	5,312	(1,532)
Janus Henderson Balanced Portfolio	INSTITUTIONAL	10,596	58,261	(47,665)
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	2,405	64,057	(61,652)
Janus Henderson Forty Portfolio	INSTITUTIONAL	15,279	47,282	(32,003)
Janus Henderson Forty Portfolio	SERVICE	1,879	10,536	(8,657)
Janus Henderson Global Research Portfolio	INSTITUTIONAL	4,178	35,078	(30,900)
Janus Henderson Overseas Portfolio	SERVICE	1,883	20,625	(18,742)
MFS® Utilities Series	INITIAL	1,492	13,940	(12,448)
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	12,609	39,168	(26,559)
ProFund VP Bear	COMMON	279,071	276,313	2,758
ProFund VP Rising Rates Opportunity	COMMON	4,408	2,774	1,634
ProFund VP UltraBull	COMMON	32,156	24,879	7,277

FSA-55

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans ("Distribution Plans") and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee ("12b-1 fee") of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC ("Equitable Distributors" and formerly known as AXA Distributors, LLC) a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC ("EIM" and formerly known as AXA Equitable Funds Management Group, LLC). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIM, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT and VIP. EIM either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIM receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. EIM also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.31% to a high of 1.65% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and

VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC ("Equitable Advisors" and formerly known as AXA Equitable Advisors, LLC) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.12% to 0.45% of the unaffiliated Portfolios' average daily net assets.

FSA-56

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/Large Cap Value Index, EQ/Mid Cap Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value Managed Volatility and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Variable Annuity Policies and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Annuity Policies are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC ("Equitable Network"), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Variable Annuity Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed agents of Equitable Financial, and are registered representatives of the broker-dealers under contracts with Equitable Distributors. Equitable Financial serves as the transfer agent for EQAT and VIP.

6.  REORGANIZATIONS

In June 2020, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a "Surviving Portfolio", and collectively, the "Surviving Portfolios") acquired the net assets of other Portfolios (each, a "Removed Portfolio", and collectively, the "Removed Portfolios").

FSA-57

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

6.  REORGANIZATIONS

Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio
June 5, 2020	EQ/UBS Growth & Income	EQ/Capital Group Research
Shares Class	Class IB	Class IA
Shares	1,800,580	762,089
Net Asset Value	$8.83	$27.19
Net Assets Before Merger	$15,899,121	$4,822,069
Net Assets After Merger	$—	$20,721,190
Unrealized Gain	$1,440,896
	Removed Portfolio	Surviving Portfolio
June 12, 2020	CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
Shares Class	Class B	Class IB
Shares	727,489	850,516
Net Asset Value	$13.55	$11.59
Net Assets Before Merger	$9,857,476	$—
Net Assets After Merger	$—	$9,857,476
Unrealized Gain	$2,004,014

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

7.  CONTRACTOWNER CHARGES AND ASSET-BASED CHARGES

Policy premiums received from Equitable Financial by the Account represent gross policy premiums recorded by Equitable Financial less deductions retained as compensation for certain sales distribution expenses and any premium taxes. Net policy premiums are included in "Payments received from Contractowners" in the Statement of Changes in Net Assets.

The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the total amount under the policy in each Variable Investment Option ("fund value") as a redemption of units. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

Mortality & Expense Risk Charge: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 1.20% to a high of 2.85%.

Annual Contract Charge: This charge is deducted daily from the fund value, and ranges from a low of $0 to a high of $30.

FSA-58

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7.  CONTRACTOWNER CHARGES AND ASSET-BASED CHARGES

Transfer Charge: Equitable Financial does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the Contractowner. This charge would be deducted from the fund value.

Surrender Charge: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity Policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.

8.  FINANCIAL HIGHLIGHTS

The Variable Annuity Policies have unique combinations of features and fees that are charged against the Contractowner's account balance. Differences in the fee structures result in a variety of unit values, expenses ratios and total returns.

The ranges for total return ratios and unit values correspond to the product groupings that produced the lowest and highest expenses ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

Unit Outstanding	Share Class+	2020	2019	2018	2017	2016
1290 VT Equity Income	A	9,467	9,473	9,478	9,484	9,490
1290 VT Equity Income	B	352,705	384,086	435,075	488,601	536,289
1290 VT GAMCO Mergers & Acquisitions	B	69,876	76,145	101,178	105,806	122,116
1290 VT GAMCO Small Company Value	B	850,275	949,304	1,069,926	1,199,897	1,331,678
1290 VT Socially Responsible	A	62,614	70,071	75,318	81,101	88,935
1290 VT Socially Responsible	B	17,575	19,764	20,037	21,014	21,180
BNY Mellon Stock Index Fund, Inc.	INITIAL	582,854	624,973	680,738	749,776	844,492
EQ/AB Small Cap Growth	A	42,169	48,820	53,920	63,823	67,554
EQ/Aggressive Allocation	B	82,940	83,612	86,634	100,416	111,408
EQ/All Asset Growth Allocation	B	1,697,769	1,887,853	2,088,747	2,324,866	2,523,118
EQ/BlackRock Basic Value Equity	B	169.110	192,623	221,213	265,095	288,741
EQ/Capital Group Research	A	723,239	185,564	200,630	218,034	244,837
EQ/Conservative Allocation	B	99,283	110,625	162,538	164,402	187,708
EQ/Conservative-Plus Allocation	B	56,481	74,762	88,941	223,997	251,299
EQ/Core Bond Index	A	1,021,845	1,135,915	1,264,337	1,434,731	1,606,049
EQ/Core Plus Bond	A	125,733	137,663	148,598	170,834	188,032
EQ/Global Equity Managed Volatility	A	54,247	60,727	69,797	79,053	84,651
EQ/Intermediate Government Bond	A	486,419	515,013	575,677	628,341	718,393
EQ/Janus Enterprise	A	253,069	293,407	335,733	358,353	407,190
EQ/Large Cap Growth Managed Volatility	B	237,543	274,448	301,279	330,312	351,941
EQ/Large Cap Value Index	A	356,028	394,534	432,294	477,747	547,348
EQ/Large Cap Value Managed Volatility	A	62,782	67,924	79,824	88,669	95,906
EQ/Loomis Sayles Growth Portfolio	B	1,533,945	1,741,629	1,974,195	2,184,716	2,406,924
EQ/MFS International Growth	B	316,337	353,918	381,326	417,458	466,220
EQ/Mid Cap Index	A	237,130	261,266	303,928	343,585	373,923

FSA-59

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Unit Outstanding	Share Class+	2020	2019	2018	2017	2016
EQ/Mid Cap Value Managed Volatility	A	405,606	467,997	517,024	566,714	615,965
EQ/Moderate Allocation	B	484,917	534,809	543,364	550,790	627,314
EQ/Moderate-Plus Allocation	B	225,168	251,758	261,149	264,945	295,265
EQ/Money Market	A	2,325,597	1,904,377	2,083,937	1,528,916	1,390,947
EQ/Morgan Stanley Small Cap Growth	B	855,438	—	—	—	—
EQ/PIMCO Ultra Short Bond	B	176,697	216,605	243,910	276,953	309,354
EQ/Quality Bond PLUS	B	186,993	207,304	236,392	261,721	298,381
EQ/Small Company Index	A	56,475	60,202	64,876	78,529	84,148
EQ/T. Rowe Price Growth Stock	B	690,761	759,505	848,277	940,645	1,028,902
Fidelity® VIP Contrafund® Portfolio	SERVICE	446,191	507,289	571,362	645,461	721,540
Franklin Income VIP Fund	CLASS 2	457,195	509,509	580,190	624,927	678,060
Franklin Rising Dividends VIP Fund	CLASS 2	174,533	192,900	211,320	225,643	241,740
Invesco Oppenheimer V.I. Global Fund	SERVICE	164,000	186,380	218,732	249,184	283,675
Invesco V.I. Diversified Dividend Fund	SERIES I	53,626	59,309	67,454	92,895	97,911
Invesco V.I. Global Core Equity Fund	SERIES I	32,709	35,629	42,689	50,319	50,984
Invesco V.I. Health Care Fund	SERIES I	50,082	56,319	60,468	78,301	86,076
Invesco V.I. Technology Fund	SERIES I	39,024	40,555	43,162	57,508	59,857
Janus Henderson Balanced Portfolio	INSTITUTIONAL	343,107	390,772	445,995	487,929	528,930
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	333,195	394,848	438,336	484,331	528,694
Janus Henderson Forty Portfolio	INSTITUTIONAL	269,752	301,755	330,066	353,391	418,348
Janus Henderson Forty Portfolio	SERVICE	63,744	72,402	80,089	102,378	111,264
Janus Henderson Global Research Portfolio	INSTITUTIONAL	337,989	368,890	401,212	435,364	483,987
Janus Henderson Overseas Portfolio	SERVICE	182,695	201,438	226,208	251,534	280,723
MFS® Utilities Series	INITIAL	61,194	73,641	84,730	104,513	112,118
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	173,540	200,094	208,688	231,654	257,645
ProFund VP Bear	COMMON	18,586	15,838	14,973	20,229	18,436
ProFund VP Rising Rates Opportunity	COMMON	61,166	59,531	121,260	92,281	148,956
ProFund VP UltraBull	COMMON	45,663	38,386	47,632	59,170	61,233

Unit Value	Share Class+	2020		2019		2018		2017		2016
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	$20.16	$20.16	$21.39	$21.39	$17.43	$17.43	$19.99	$19.99	$17.47	$17.47
1290 VT Equity Income	B	22.21	26.09	21.02	31.28	19.81	22.54	23.07	25.83	20.48	22.56
1290 VT GAMCO Mergers & Acquisitions	B	14.14	17.43	14.66	18.03	13.82	16.66	14.88	17.73	14.35	16.90
1290 VT GAMCO Small Company Value	B	41.69	54.63	39.15	256.30	32.64	41.42	39.76	49.67	35.22	43.30
1290 VT Socially Responsible	A	21.01	21.01	17.75	17.75	13.81	13.81	14.64	14.64	12.33	12.33
1290 VT Socially Responsible	B	24.64	29.39	21.03	24.80	16.53	19.27	17.70	20.39	15.05	17.14
BNY Mellon Stock Index Fund, Inc.	INITIAL	29.31	29.31	25.18	25.18	19.45	19.45	20.68	20.68	17.24	17.24
EQ/AB Small Cap Growth	A	38.19	38.07	24.52	28.86	23.23	22.42	25.93	24.64	20.32	21.74

FSA-60

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Unit Value	Share Class+	2020		2019		2018		2017		2016
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Aggressive Allocation	B	$14.98	$17.51	$13.29	$15.35	$10.93	$12.48	$12.26	$13.84	$10.53	$11.76
EQ/All Asset Growth Allocation	B	16.28	19.19	14.84	91.29	12.76	14.70	14.13	16.10	12.48	14.06
EQ/BlackRock Basic Value Equity	B	17.78	22.52	17.78	22.16	14.81	18.17	16.46	19.99	15.67	18.72
EQ/Capital Group Research	A	34.81	46.26	23.83	37.98	22.48	28.92	24.29	30.76	19.92	24.82
EQ/Conservative Allocation	B	11.27	13.17	10.75	12.42	10.07	11.51	10.48	11.83	10.22	11.41
EQ/Conservative-Plus Allocation	B	12.42	14.51	11.56	13.35	10.43	11.91	11.08	12.51	10.42	11.63
EQ/Core Bond Index	A	9.39	15.03	9.11	14.34	8.81	13.65	9.04	13.79	9.16	13.75
EQ/Core Plus Bond	A	10.65	16.22	9.53	14.29	9.17	13.53	9.48	13.76	9.53	13.62
EQ/Global Equity Managed Volatility	A	41.74	46.58	35.59	51.51	30.84	33.33	36.11	38.41	29.45	30.83
EQ/Intermediate Government Bond	A	9.08	12.67	8.95	17.50	8.84	11.95	9.02	11.99	9.24	12.10
EQ/Janus Enterprise	A	30.01	26.25	18.74	36.65	19.58	16.58	20.50	17.09	13.52	16.48
EQ/Large Cap Growth Managed Volatility	B	36.01	36.01	27.65	27.65	20.96	20.96	21.89	21.89	17.17	17.17
EQ/Large Cap Value Index	A	22.84	27.10	21.34	31.81	18.81	21.62	21.24	24.01	19.32	21.51
EQ/Large Cap Value Managed Volatility	A	16.37	19.40	15.86	109.61	12.94	14.99	14.71	16.84	13.23	14.97
EQ/Loomis Sayles Growth Portfolio	B	38.52	43.03	26.60	38.56	23.69	25.63	25.12	26.74	19.19	20.11
EQ/MFS International Growth	B	23.82	33.90	20.93	29.76	16.67	23.68	18.65	26.46	14.31	20.29
EQ/Mid Cap Index	A	28.67	35.34	25.83	36.11	21.43	25.59	24.96	29.33	22.22	25.70
EQ/Mid Cap Value Managed Volatility	A	23.51	28.20	23.03	27.19	18.71	21.74	22.20	25.37	20.32	22.86
EQ/Moderate Allocation	B	12.76	14.91	11.74	13.56	10.40	11.88	11.18	12.63	10.31	11.51
EQ/Moderate-Plus Allocation	B	14.08	16.46	12.64	14.60	10.78	12.32	11.85	13.38	10.56	11.79
EQ/Money Market	A	7.69	9.83	7.90	9.93	8.00	9.90	8.13	9.89	8.32	9.97
EQ/Morgan Stanley Small Cap Growth	B	18.55	18.69	—	—	—	—	—	—	—	—
EQ/PIMCO Ultra Short Bond	B	8.41	12.18	8.55	12.20	8.58	12.04	8.74	12.07	8.82	11.99
EQ/Quality Bond PLUS	B	16.59	25.01	15.87	23.90	15.23	22.91	15.42	23.17	15.41	23.14
EQ/Small Company Index	A	34.83	44.43	29.91	148.00	24.57	30.35	28.49	34.64	25.70	30.75
EQ/T. Rowe Price Growth Stock	B	38.09	174.34	28.27	129.27	21.86	99.85	22.52	102.77	17.11	78.02
Fidelity® VIP Contrafund® Portfolio	SERVICE	44.59	44.59	34.65	34.65	26.72	26.72	28.96	28.96	24.11	24.11
Franklin Income VIP Fund	CLASS 2	19.96	26.77	20.39	26.90	18.07	23.46	19.42	24.81	18.21	22.90
Franklin Rising Dividends VIP Fund	CLASS 2	31.56	42.40	27.99	37.00	22.27	28.98	24.13	30.90	20.58	25.94
Invesco Oppenheimer V.I. Global Fund	SERVICE	39.87	53.65	31.70	42.64	25.19	32.83	29.92	38.37	22.57	28.48
Invesco V.I. Diversified Dividend Fund	SERIES I	11.05	12.79	11.30	14.84	9.25	10.46	10.24	11.46	9.66	10.68

FSA-61

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Unit Value	Share Class+	2020		2019		2018		2017		2016
		Low	High	Low	High	Low	High	Low	High	Low	High
Invesco V.I. Global Core Equity Fund	SERIES I	$15.55	$19.18	$14.06	$20.44	$11.49	$13.86	$13.90	$16.56	$11.58	$13.64
Invesco V.I. Health Care Fund	SERIES I	29.99	37.57	26.82	33.22	20.72	25.37	22.77	25.45	20.23	22.24
Invesco V.I. Technology Fund	SERIES I	33.25	36.99	23.30	25.62	17.55	19.08	18.06	19.40	13.68	14.53
Janus Henderson Balanced Portfolio	INSTITUTIONAL	35.92	35.92	31.85	31.85	26.33	26.33	26.51	26.51	22.69	22.69
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	39.03	39.03	33.11	33.11	24.77	24.77	25.22	25.22	20.06	20.06
Janus Henderson Forty Portfolio	INSTITUTIONAL	53.06	53.06	38.58	38.58	28.51	28.51	28.34	28.34	22.04	22.04
Janus Henderson Forty Portfolio	SERVICE	56.99	66.06	41.24	52.18	31.67	35.56	31.80	35.38	25.16	27.55
Janus Henderson Global Research Portfolio	INSTITUTIONAL	20.96	20.96	17.69	17.69	13.90	13.90	15.13	15.13	12.07	12.07
Janus Henderson Overseas Portfolio	SERVICE	27.35	26.92	20.54	30.89	19.68	18.75	23.85	22.37	17.31	18.75
MFS® Utilities Series	INITIAL	41.17	55.78	39.80	64.61	32.58	43.13	33.01	43.20	29.43	38.07
PIMCO Global Bond Portfolio (Unhedged)	ADMINISTRATIVE	13.03	21.98	12.17	20.20	11.79	19.27	12.66	20.36	11.99	18.96
ProFund VP Bear	COMMON	0.71	0.87	0.98	1.20	1.30	1.55	1.28	1.51	1.60	1.86
ProFund VP Rising Rates Opportunity	COMMON	0.90	1.26	1.26	1.74	1.57	2.13	1.53	2.07	1.79	2.37
ProFund VP UltraBull	COMMON	47.88	58.42	41.10	54.72	26.39	31.18	32.12	37.34	23.42	26.80

Net Assets (000's)	2020	2019	2018	2017	2016
1290 VT Equity Income	$8,512	$9,839	$9,098	$11,727	$11,253
1290 VT GAMCO Mergers & Acquisitions	1,166	1,306	1,616	1,811	1,991
1290 VT GAMCO Small Company Value	88,533	90,360	83,292	113,202	111,735
1290 VT Socially Responsible	1,803	1,709	1,408	1,597	1,445
BNY Mellon Stock Index Fund, Inc.	17,084	15,734	13,242	15,502	14,561
EQ/AB Small Cap Growth	1,499	1,295	1,143	1,498	1,314
EQ/Aggressive Allocation	1,406	1,244	1,050	1,357	1,282
EQ/All Asset Growth Allocation	88,396	88,290	83,127	102,757	98,586
EQ/BlackRock Basic Value Equity	3,575	4,031	3,796	5,015	5,135
EQ/Capital Group Research	22,589	5,122	4,261	4,942	4,488
EQ/Conservative Allocation	1,265	1,335	1,830	1,907	2,106
EQ/Conservative-Plus Allocation	802	976	1,042	2,777	2,901
EQ/Core Bond Index	13,620	14,469	15,396	17,677	19,814
EQ/Core Plus Bond	1,794	1,740	1,797	2,125	2,335
EQ/Global Equity Managed Volatility	2,344	2,337	2,188	2,877	2,486
EQ/Intermediate Government Bond	6,288	6,514	7,122	7,816	9,065
EQ/Janus Enterprise	7,065	7,218	6,125	6,666	6,036
EQ/Large Cap Growth Managed Volatility	8,553	7,589	6,314	7,232	6,044
EQ/Large Cap Value Index	8,803	9,716	8,631	10,654	11,008
EQ/Large Cap Value Managed Volatility	3,044	3,208	2,759	3,556	3,294
EQ/Loomis Sayles Growth Portfolio	61,369	54,004	47,267	54,687	45,423

FSA-62

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Net Assets (000's)	2020	2019	2018	2017	2016
EQ/MFS International Growth	$9,108	$9,001	$7,696	$9,373	$7,993
EQ/Mid Cap Index	7,520	7,477	7,068	9,229	8,859
EQ/Mid Cap Value Managed Volatility	10,897	12,200	10,828	13,915	13,685
EQ/Moderate Allocation	7,032	7,079	6,308	6,803	7,081
EQ/Moderate-Plus Allocation	3,589	3,564	3,126	3,451	3,392
EQ/Money Market	22,066	18,272	19,769	14,624	13,459
EQ/Morgan Stanley Small Cap Growth	15,958	—	—	—	—
EQ/PIMCO Ultra Short Bond	2,002	2,469	2,747	3,145	3,502
EQ/Quality Bond PLUS	3,509	3,781	4,114	4,653	5,325
EQ/Small Company Index	2,660	2,414	2,095	3,013	2,874
EQ/T. Rowe Price Growth Stock	59,716	48,294	41,418	47,029	38,935
Fidelity® VIP Contrafund® Portfolio	19,894	17,579	15,265	18,693	17,394
Franklin Income VIP Fund	11,072	12,483	12,474	14,303	14,392
Franklin Rising Dividends VIP Fund	6,706	6,527	5,625	6,437	5,835
Invesco Oppenheimer V.I. Global Fund	8,129	7,366	6,667	8,902	7,558
Invesco V.I. Diversified Dividend Fund	651	733	681	1,014	1,000
Invesco V.I. Global Core Equity Fund	585	568	551	779	650
Invesco V.I. Health Care Fund	1,676	1,678	1,387	1,814	1,747
Invesco V.I. Technology Fund	1,343	977	781	1,059	834
Janus Henderson Balanced Portfolio	12,323	12,445	11,744	12,935	12,001
Janus Henderson Enterprise Portfolio	13,005	13,074	10,858	12,212	10,604
Janus Henderson Forty Portfolio	18,291	14,948	12,128	13,506	12,185
Janus Henderson Global Research Portfolio	7,082	6,527	5,576	6,585	5,841
Janus Henderson Overseas Portfolio	4,699	4,544	4,101	5,470	4,745
MFS® Utilities Series	3,072	3,555	3,323	4,132	3,933
PIMCO Global Bond Opportunities Portfolio (Unhedged)	3,513	3,732	3,721	4,379	4,559
ProFund VP Bear	16	18	23	30	34
ProFund VP Rising Rates Opportunity	67	91	233	172	318
ProFund VP UltraBull	2,639	1,803	1,426	2,174	1,605
Income Ratio*	2020	2019	2018	2017	2016
1290 VT Equity Income	1.69%	2.27%	2.02%	1.59%	1.83%
1290 VT GAMCO Mergers & Acquisitions	0.16	3.74	1.47	0.16	0.01
1290 VT GAMCO Small Company Value	0.62	0.59	0.56	0.57	0.47
1290 VT Socially Responsible	0.71	0.93	0.97	1.01	1.05
BNY Mellon Stock Index Fund, Inc.	1.46	1.74	1.72	1.69	1.99
EQ/AB Small Cap Growth	0.07	0.16	0.12	0.26	0.33
EQ/Aggressive Allocation	2.57	1.60	1.54	1.45	0.82
EQ/All Asset Growth Allocation	1.39	1.68	1.76	1.44	1.27
EQ/BlackRock Basic Value Equity	1.56	1.87	1.59	1.34	1.39
EQ/Capital Group Research	0.16	0.58	0.60	0.77	0.85
FSA-63

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Income Ratio*	2020	2019	2018	2017	2016
EQ/Conservative Allocation	1.69%	1.45%	1.56%	1.08%	0.79%
EQ/Conservative-Plus Allocation	1.74	1.51	0.87	1.15	0.93
EQ/Core Bond Index	1.41	1.84	1.79	1.52	1.43
EQ/Core Plus Bond	2.03	2.04	2.10	1.51	1.86
EQ/Global Equity Managed Volatility	0.57	1.31	1.04	1.08	0.88
EQ/Intermediate Government Bond	0.95	1.50	1.23	0.79	0.64
EQ/Janus Enterprise	0.00	0.02	0.00	0.00	0.00
EQ/Large Cap Growth Managed Volatility	0.07	0.44	0.52	0.50	0.54
EQ/Large Cap Value Index	1.63	2.22	2.03	1.72	1.89
EQ/Large Cap Value Managed Volatility	1.41	1.96	2.48	1.51	1.52
EQ/Loomis Sayles Growth Portfolio	0.00	0.03	0.09	0.17	0.30
EQ/MFS International Growth	0.40	1.26	0.88	0.80	0.94
EQ/Mid Cap Index	0.85	1.08	1.09	0.88	1.05
EQ/Mid Cap Value Managed Volatility	0.96	1.38	1.26	1.02	1.16
EQ/Moderate Allocation	2.04	1.66	1.62	1.19	0.82
EQ/Moderate-Plus Allocation	2.26	1.60	1.67	1.34	0.85
EQ/Money Market	0.20	1.61	1.25	0.40	0.00
EQ/Morgan Stanley Small Cap Growth	0.00	—	—	—	—
EQ/PIMCO Ultra Short Bond	0.68	2.16	1.88	1.21	0.96
EQ/Quality Bond PLUS	1.26	1.51	1.63	1.14	1.12
EQ/Small Company Index	0.87	1.13	0.93	1.02	1.06
EQ/T. Rowe Price Growth Stock	0.00	0.00	0.00	0.00	0.00
Fidelity® VIP Contrafund® Portfolio	0.14	0.37	0.63	0.90	0.68
Franklin Income VIP Fund	5.38	5.46	4.90	4.16	4.73
Franklin Rising Dividends VIP Fund	1.18	1.26	1.29	1.51	1.40
Invesco Oppenheimer V.I. Global Fund	0.40	0.65	0.80	0.72	0.74
Invesco V.I. Diversified Dividend Fund	2.73	2.94	2.16	1.65	1.26
Invesco V.I. Global Core Equity Fund	1.21	1.42	1.07	1.18	1.05
Invesco V.I. Health Care Fund	0.30	0.04	0.00	0.38	0.00
Invesco V.I. Technology Fund	0.00	0.00	0.00	0.00	0.00
Janus Henderson Balanced Portfolio	1.68	1.91	2.23	1.60	2.12
Janus Henderson Enterprise Portfolio	0.06	0.21	0.26	0.25	0.14
Janus Henderson Forty Portfolio	0.24	0.13	0.00	0.00	0.00
Janus Henderson Global Research Portfolio	0.66	1.02	1.19	0.82	1.04
Janus Henderson Overseas Portfolio	1.04	1.81	1.73	1.61	4.43
MFS® Utilities Series	2.38	3.88	1.04	4.41	3.81
PIMCO Global Bond Portfolio Opportunities (Unhedged)	2.39	2.53	6.37	1.95	1.56
ProFund VP Bear	0.43	0.09	0.00	0.00	0.00
ProFund VP Rising Rates Opportunity	0.65	0.11	0.00	0.00	0.00
ProFund VP UltraBull	0.81	0.28	0.00	0.00	0.00

FSA-64

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Expense Ratio**	Share Class+	2020		2019		2018		2017		2016
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
1290 VT Equity Income	B	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
1290 VT GAMCO Mergers & Acquisitions	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
1290 VT GAMCO Small Company Value	B	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
1290 VT Socially Responsible	A	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
1290 VT Socially Responsible	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
BNY Mellon Stock Index Fund, Inc.	INITIAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
EQ/AB Small Cap Growth	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Aggressive Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/All Asset Growth Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/BlackRock Basic Value Equity	B	1.20	2.80	1.20	2.80	1.20	2.85	1.20	2.85	1.20	2.85
EQ/Capital Group Research	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Conservative Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Conservative-Plus Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Core Bond Index	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Core Plus Bond	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Global Equity Managed Volatility	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Intermediate Government Bond	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Janus Enterprise	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Large Cap Growth Managed Volatility	B	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
EQ/Large Cap Value Index	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Large Cap Value Managed Volatility	A	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Loomis Sayles Growth Portfolio	B	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/MFS International Growth	B	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
EQ/Mid Cap Index	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Mid Cap Value Managed Volatility	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Moderate Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Moderate-Plus Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Money Market	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Morgan Stanley Small Cap Growth	B	1.20	2.35	—	—	—	—	—	—	—	—

FSA-65

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Expense Ratio**	Share Class+	2020		2019		2018		2017		2016
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/PIMCO Ultra Short Bond	B	1.20%	2.80%	1.20%	2.80%	1.20%	2.80%	1.20%	2.80%	1.20%	2.80%
EQ/Quality Bond PLUS	B	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
EQ/Small Company Index	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/T. Rowe Price Growth Stock	B	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
Fidelity® VIP Contrafund® Portfolio	SERVICE	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Franklin Income VIP Fund	CLASS 2	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Franklin Rising Dividends VIP Fund	CLASS 2	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Invesco Oppenheimer V.I. Global Fund	SERVICE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Invesco V.I. Diversified Dividend Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Invesco V.I. Global Core Equity Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Invesco V.I. Health Care Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.85	1.20	2.85	1.20	2.85
Invesco V.I. Technology Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Janus Henderson Balanced Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Forty Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Forty Portfolio	SERVICE	1.20	2.80	1.20	2.80	1.20	2.85	1.20	2.85	1.20	2.85
Janus Henderson Global Research Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Overseas Portfolio	SERVICE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.35
MFS® Utilities Series	INITIAL	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
ProFund VP Bear	COMMON	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
ProFund VP Rising Rates Opportunity	COMMON	1.20	2.80	1.20	2.80	1.20	2.85	1.20	2.85	1.20	2.85
ProFund VP UltraBull	COMMON	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Total Return***	Share Class+	2020		2019		2018		2017		2016
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	–5.72%	–5.72%	22.67%	22.67%	–12.79%	–12.79%	14.41%	14.41%	11.58%	11.58%
1290 VT Equity Income	B	–7.18%	–5.68%	20.79%	22.73%	–14.14%	–12.75%	12.65%	14.47%	9.87%	11.64%
1290 VT GAMCO Mergers & Acquisitions	B	–3.59%	–2.47%	6.10%	7.33%	–7.13%	–6.05%	3.72%	4.92%	5.20%	6.41%
1290 VT GAMCO Small Company Value	B	6.49%	8.20%	19.95%	21.88%	–17.93%	–16.59%	12.90%	14.72%	19.88%	21.80%

FSA-66

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Total Return***	Share Class+	2020		2019		2018		2017		2016
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Socially Responsible	A	18.35%	18.35%	28.52%	28.52%	–5.66%	–5.66%	18.79%	18.79%	8.49%	8.49%
1290 VT Socially Responsible	B	17.17%	18.53%	27.24%	28.71%	–6.60%	–5.52%	17.62%	18.97%	7.41%	8.65%
BNY Mellon Stock Index Fund, Inc.	INITIAL	16.43%	16.43%	29.42%	29.42%	–5.92%	–5.92%	19.91%	19.91%	10.21%	10.21%
EQ/AB Small Cap Growth	A	32.31%	34.44%	24.27%	26.28%	–10.44%	–8.98%	19.29%	21.21%	9.48%	11.24%
EQ/Aggressive Allocation	B	12.72%	14.02%	21.60%	23.00%	–10.85%	–9.81%	16.34%	17.68%	6.27%	7.49%
EQ/All Asset Growth Allocation	B	9.68%	10.95%	16.33%	17.67%	–9.72%	–8.67%	13.21%	14.52%	7.03%	8.26%
EQ/BlackRock Basic Value Equity	B	–0.02%	1.59%	20.03%	21.96%	–10.57%	–9.12%	5.08%	6.82%	14.66%	16.56%
EQ/Capital Group Research	A	19.87%	21.80%	29.21%	31.30%	–7.48%	–5.98%	21.99%	23.95%	5.44%	7.13%
EQ/Conservative Allocation	B	4.82%	6.04%	6.70%	7.93%	–3.86%	–2.74%	2.52%	3.70%	0.54%	1.70%
EQ/Conservative-Plus Allocation	B	7.43%	8.68%	10.85%	12.13%	–5.90%	–4.80%	6.30%	7.53%	2.31%	3.49%
EQ/Core Bond Index	A	3.14%	4.80%	3.33%	5.00%	–2.54%	–0.96%	–1.33%	0.26%	–1.41%	0.17%
EQ/Core Plus Bond	A	11.69%	13.49%	3.96%	5.64%	–3.27%	–1.70%	–0.63%	1.02%	0.10%	1.71%
EQ/Global Equity Managed Volatility	A	11.12%	12.92%	21.81%	23.78%	–14.60%	–13.21%	22.61%	24.58%	1.60%	3.23%
EQ/Intermediate Government Bond	A	1.42%	3.06%	1.29%	2.93%	–1.97%	–0.38%	–2.42%	–0.85%	–2.32%	–0.74%
EQ/Janus Enterprise	A	15.54%	17.40%	32.69%	34.83%	–4.52%	–2.97%	24.38%	26.38%	–6.97%	–5.47%
EQ/Large Cap Growth Managed Volatility	B	30.24%	30.24%	31.92%	31.92%	–4.28%	–4.28%	27.49%	27.49%	4.10%	4.10%
EQ/Large Cap Value Index	A	–0.61%	0.99%	22.16%	24.13%	–11.42%	–9.98%	9.89%	11.66%	13.27%	15.09%
EQ/Large Cap Value Managed Volatility	A	3.23%	4.42%	22.53%	23.94%	–12.03%	–11.01%	11.22%	12.50%	12.65%	13.95%
EQ/Loomis Sayles Growth Portfolio	B	27.31%	29.36%	27.71%	29.77%	–5.68%	–4.15%	30.89%	32.99%	3.87%	5.54%
EQ/MFS International Growth	B	13.80%	13.91%	25.54%	25.66%	–10.59%	–10.50%	30.29%	30.42%	0.61%	0.71%
EQ/Mid Cap Index	A	9.74%	11.51%	21.92%	23.88%	–14.15%	–12.75%	12.30%	14.11%	16.61%	18.49%
EQ/Mid Cap Value Managed Volatility	A	2.07%	3.71%	23.09%	25.08%	–15.70%	–14.34%	9.23%	10.99%	14.43%	16.27%
EQ/Moderate Allocation	B	8.68%	9.83%	12.85%	14.16%	–6.99%	–5.91%	8.47%	9.72%	2.92%	4.10%
EQ/Moderate-Plus Allocation	B	11.45%	12.74%	17.21%	18.56%	–9.01%	–7.95%	12.23%	13.53%	4.78%	5.99%
EQ/Money Market	A	–2.56%	–0.99%	–1.29%	0.30%	–1.54%	–0.06%	–2.37%	–0.80%	–2.75%	–1.19%
EQ/Morgan Stanley Small Cap Growth	B	72.76%	74.36%	—	—	—	—	—	—	—	—
EQ/PIMCO Ultra Short Bond	B	–1.68%	–0.09%	–0.28%	1.33%	–1.84%	–0.25%	–0.92%	0.68%	–0.82%	0.78%
EQ/Quality Bond PLUS	B	4.55%	4.66%	4.22%	4.32%	–1.23%	–1.13%	0.04%	0.14%	–0.18%	–0.08%
EQ/Small Company Index	A	16.43%	18.30%	21.76%	23.72%	–13.77%	–12.37%	10.87%	12.65%	17.21%	19.10%
EQ/T. Rowe Price Growth Stock	B	34.72%	34.86%	29.34%	29.47%	–2.94%	–2.85%	31.59%	31.72%	–0.01%	0.09%
Fidelity® VIP Contrafund® Portfolio	SERVICE	28.68%	28.68%	29.69%	29.69%	–7.75%	–7.75%	20.13%	20.13%	6.47%	6.47%

FSA-67

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8.  FINANCIAL HIGHLIGHTS

Total Return***	Share Class+	2020		2019		2018		2017		2016
		Low	High	Low	High	Low	High	Low	High	Low	High
Franklin Income VIP Fund	CLASS 2	–2.09%	–0.51%	12.85%	14.67%	–6.96%	–5.45%	6.65%	8.37%	10.88%	12.67%
Franklin Rising Dividends VIP Fund	CLASS 2	12.77%	14.59%	25.66%	27.69%	–7.71%	–6.21%	17.24%	19.12%	12.85%	14.66%
Invesco Oppenheimer V.I. Global Fund	SERVICE	23.82%	25.82%	27.83%	29.89%	–15.80%	–14.43%	32.57%	34.70%	–2.91%	–1.34%
Invesco V.I. Diversified Dividend Fund	SERIES I	–2.18%	–1.05%	22.19%	23.60%	–9.73%	–8.68%	6.06%	7.28%	12.15%	13.45%
Invesco V.I. Global Core Equity Fund	SERIES I	10.60%	11.88%	22.29%	23.70%	–17.30%	–16.33%	20.06%	21.44%	4.34%	5.54%
Invesco V.I. Health Care Fund	SERIES I	11.80%	13.09%	29.43%	30.92%	–1.45%	–0.31%	12.58%	14.45%	–13.94%	–12.51%
Invesco V.I. Technology Fund	SERIES I	42.73%	44.37%	32.72%	34.26%	–2.78%	–1.65%	32.00%	33.53%	–3.06%	–1.94%
Janus Henderson Balanced Portfolio	INSTITUTIONAL	12.78%	12.78%	20.95%	20.95%	–0.68%	–0.68%	16.85%	16.85%	3.20%	3.20%
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	17.87%	17.87%	33.67%	33.67%	–1.76%	–1.76%	25.72%	25.72%	10.86%	10.86%
Janus Henderson Forty Portfolio	INSTITUTIONAL	37.53%	37.53%	35.32%	35.32%	0.61%	0.61%	28.57%	28.57%	0.83%	0.83%
Janus Henderson Forty Portfolio	SERVICE	35.20%	37.38%	33.07%	35.22%	–1.11%	–0.50%	26.36%	28.45%	–0.91%	0.73%
Janus Henderson Global Research Portfolio	INSTITUTIONAL	18.45%	18.45%	27.31%	27.31%	–8.12%	–8.12%	25.33%	25.33%	0.70%	0.70%
Janus Henderson Overseas Portfolio	SERVICE	12.82%	14.64%	23.21%	25.20%	–17.49%	–16.15%	27.21%	29.25%	–9.28%	–7.82%
MFS® Utilities Series	INITIAL	3.44%	4.64%	22.16%	23.58%	–1.30%	–0.15%	12.17%	13.47%	8.89%	10.15%
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	7.07%	8.80%	3.20%	4.86%	–6.85%	–5.34%	5.64%	7.33%	1.18%	2.80%
ProFund VP Bear	COMMON	–27.37%	–26.50%	–24.74%	–23.87%	1.62%	2.81%	–19.87%	–18.94%	–15.07%	–14.09%
ProFund VP Rising Rates Opportunity	COMMON	–28.73%	–27.57%	–19.70%	–18.40%	1.27%	2.91%	–14.38%	–12.95%	–7.82%	–6.29%
ProFund VP UltraBull	COMMON	16.52%	18.40%	55.75%	58.26%	–17.85%	–16.52%	37.14%	39.34%	15.34%	17.19%

*  This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges and Contractowner charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.

**  This ratio represents the annual contract expenses consisting of mortality and risk expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

***  This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The effective date of the Variable Investment Options is indicated by a date notation, as applicable. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

+  Share class reflects the shares of the portfolio that the Variable Investment Options invest in.

FSA-68

EQUITABLE AMERICA VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

December 31, 2020

9.  COVID-19 IMPACT

During 2020, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to Equitable Financial's business. As of December 31 2020, COVID-19 related impacts to Equitable Financial, including adverse mortality experience, have been manageable. However, it is expected that the effects from the pandemic are likely to persist for months to come, and as a result, the extent and nature of its full financial impact cannot reasonably be estimated at this time due to the continued uncertainty as to the severity and duration of the pandemic. Management will continue to monitor developments, and their impact on the fair value of the Portfolios in which the Variable Investment Options invest.

10.  SUBSEQUENT EVENTS

All material subsequent transactions and events have been evaluated for the period from December 31, 2020 through April 20, 2021, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A.  The following Portfolios will be involved in planned reorganizations (each, a "Reorganization", and collectively, the "Reorganizations"). The Reorganizations do not require shareholder approval, but are subject to the satisfaction of certain conditions. If the closing conditions are satisfied, the Reorganization of EQ/Core Plus Bond is expected to take place on or about April 12, 2021, and the other Reorganizations are expected to take place on or about April 30, 2021. The Reorganizations provide for the reorganizations of certain Portfolios of VIP (each, an "Acquired Portfolio", and collectively, the "Acquired Portfolios") into newly-created identical portfolios of EQAT (each, an "Acquiring Portfolio", and collectively, the "Acquiring Portfolios"). Correspondingly, the Variable Investment Options that invested in the Acquired Portfolios will be replaced with the Variable Investment Options that invest in the Acquiring Portfolios

Acquired Portfolio	Acquiring Portfolio
EQ/Aggressive Allocation	EQ/Aggressive Allocation
EQ/Conservative Allocation	EQ/Conservative Allocation
EQ/Conservative-Plus Allocation	EQ/Conservative-Plus Allocation
EQ/Core Plus Bond	EQ/Core Plus Bond
EQ/Moderate Allocation	EQ/Moderate Allocation
EQ/Moderate-Plus Allocation	EQ/Moderate-Plus Allocation

FSA-69

FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Auditors

To the Board of Directors and Shareholder of

Equitable Financial Life Insurance Company of America

We have audited the accompanying statutory financial statements of Equitable Financial Life Insurance Company of America, which comprise the balance sheets — statutory basis as of December 31, 2020 and 2019, and the related statements of operations — statutory basis and changes in capital and surplus — statutory basis, and of cash flows — statutory basis for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Arizona Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2020 and December 31, 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance described in Note 2.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

New York, New York

April 9, 2021

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

BALANCE SHEETS — STATUTORY BASIS

DECEMBER 31, 2020 AND 2019

	2020	2019
	(in millions)
ADMITTED ASSETS:
Cash and invested assets:
Cash, cash equivalents and short-term investments	$141.1	$88.1
Fixed maturities	1,754.7	1,353.2
Common stocks	65.7	58.9
Mortgage loans	17.0	17.0
Policy loans	112.1	88.5
Derivatives and other invested assets	22.4	29.2

Total invested assets	2,113.0	1,634.9
Investment income due and accrued	17.4	13.8
Net deferred tax asset	19.0	16.6
Other assets	42.8	91.0
Separate Accounts assets	3,062.1	2,704.2

Total assets	$5,254.3	$4,460.5

LIABILITIES AND CAPITAL AND SURPLUS:		.
Liabilities:
Policy reserves and deposit type-funds	$1,921.1	$1,619.8
Policy and contract claims	20.8	13.9
Transfer to (from) Separate Accounts due and accrued	(244.2)	(223.4)
Asset valuation reserve	24.8	21.1
Amounts withheld by company as agent	3.3	14.7
Other liabilities	54.4	62.7
Separate Accounts liabilities	3,041.6	2,685.1

Total liabilities	4,821.8	4,193.9

Commitments and contingencies (Note 10)

Capital and surplus:
Common stock, $1.00 per share par value, 5,000,000 shares authorized, 2,500,000 million shares issued and outstanding	2.5	2.5
Paid-in surplus	749.0	548.6
Unassigned surplus (deficit)	(319.0)	(284.5)

Total capital and surplus	432.5	266.6

Total liabilities and capital and surplus	$5,254.3	$4,460.5

See Notes to Financial Statements — Statutory Basis.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS — STATUTORY BASIS

YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

	2020	2019	2018
	(in millions)
PREMIUMS AND OTHER REVENUES:
Premiums and annuity considerations	$653.3	$633.5	$591.4
Net investment income	68.3	55.7	49.2
Commission and expense allowance on reinsurance ceded	20.2	18.9	25.1
Income from fees associated with Separate Accounts	47.2	48.9	49.1
Other income	4.1	3.2	1.9

Total premiums and other revenues	793.1	760.2	716.7

BENEFITS AND EXPENSES:
Policyholder benefits	228.0	192.2	127.8
Increase (decrease) in reserves	300.5	296.8	282.2
Separate Accounts’ modified coinsurance reinsurance	96.8	110.2	110.6
Commissions	116.0	119.5	118.0
Operating expenses	150.3	159.0	147.8
Transfer to or (from) Separate Accounts, net	(6.3)	(3.7)	12.5

Total benefits and expenses	885.3	874.0	798.9

Net gain (loss) from operations before federal income taxes (“FIT”)	(92.2)	(113.8)	(82.2)
FIT expense (benefit) incurred (excluding tax on capital gains)	(46.2)	(19.1)	7.6

Net gain (loss) from operations	(46.0)	(94.7)	(89.8)
Net realized capital gains (losses), net of tax	26.0	64.9	1.0

Net income (loss)	$(20.0)	$(29.8)	$(88.8)

See Notes to Financial Statements — Statutory Basis.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS — STATUTORY BASIS

YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

	Common Stock	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
	(in millions)
Balances as of January 1, 2018	$2.5	$393.2	$(108.7)	$287.0
Net income (loss)	—	—	(88.8)	(88.8)
Change in net unrealized capital gains (losses), net of tax	—	—	(28.1)	(28.1)
Change in asset valuation reserve	—	—	(0.9)	(0.9)
Change in net admitted deferred tax asset excluding tax on unrealized gains	—	—	4.8	4.8
Changes in surplus as a result of reinsurance	—	—	(19.8)	(19.8)
Other changes to surplus	—	—	(1.8)	(1.8)
Paid in surplus	—	70.0	—	70.0
Prior year correction	—	—	—	—

Balances as of December 31, 2018	$2.5	$463.2	$(243.3)	$222.4

Balances as of January 1, 2019	$2.5	$463.2	$(243.3)	$222.4
Net income (loss)	—	—	(29.8)	(29.8)
Change in net unrealized capital gains (losses), net of tax	—	—	15.7	15.7
Change in asset valuation reserve	—	—	(5.3)	(5.3)
Change in net admitted deferred tax asset excluding tax on unrealized gains	—	—	3.5	3.5
Changes in surplus as a result of reinsurance	—	—	(13.7)	(13.7)
Other changes to surplus	—	—	0.7	0.7
Paid in surplus	—	85.4	—	85.4
Prior year correction	—	—	(12.3)	(12.3)

Balances as of December 31, 2019	$2.5	$548.6	$(284.5)	$266.6

Balances as of January 1, 2020	$2.5	$548.6	$(284.5)	$266.6
Net income (loss)	—	—	(20.0)	(20.0)
Change in net unrealized capital gains (losses), net of tax	—	—	0.6	0.6
Change in asset valuation reserve	—	—	(3.7)	(3.7)
Change in net admitted deferred tax asset excluding tax on unrealized gains	—	—	3.9	3.9
Changes in surplus as a result of reinsurance	—	—	(14.9)	(14.9)
Other changes to surplus	—	—	(0.4)	(0.4)
Paid-in surplus	—	200.4	—	200.4
Prior year correction	—	—	—	—

Balances as of December 31, 2020	$2.5	$749.0	$(319.0)	$432.5

See Notes to Financial Statements — Statutory Basis.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

STATEMENTS OF CASH FLOWS — STATUTORY BASIS

YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

	2020	2019	2018
	(in millions)
Cash from operations:
Premiums and other considerations	$653.9	$635.1	$593.9
Net investment income	66.0	54.2	47.6
Other income	55.4	56.7	56.7
Policyholder benefits	(222.1)	(201.4)	(119.5)
Net transfer (to) from Separate Accounts	(14.5)	(26.6)	(19.9)
Commissions, expenses, other deductions	(363.3)	(384.5)	(376.6)
Federal income taxes (paid) recovered	0.8	0.8	—

Net cash from (used in) operations	176.2	134.3	182.2

Cash from investing activities:
Proceeds from investments sold, matured or repaid:
Fixed maturities	114.6	65.0	284.8
Common Stocks	—	1.8	—
Derivatives and other miscellaneous proceeds	38.8	88.6	44.9

Total investment proceeds	153.4	155.4	329.7
Cost of investments acquired:
Fixed maturities	(519.8)	(350.1)	(339.1)
Common stocks	—	—	(2.0)
Change in policy loans	(23.4)	21.6	(53.0)
Derivatives and other miscellaneous payments	(3.9)	(2.0)	(9.7)

Total investments acquired	(547.1)	(330.5)	(403.8)

Net cash provided by (used in) investing activities	(393.7)	(175.1)	(74.1)

Cash from (used in) financing activities and miscellaneous sources:
Capital and paid in surplus	285.0	70.0	—
Amounts withheld or retained by company as agent	(11.4)	3.1	(81.9)
Other cash provided (applied)	(3.1)	7.0	(15.1)

Net cash from (used in) financing activities and miscellaneous sources	270.5	80.1	(97.0)

Net change in cash, cash equivalents, and short-term investments	53.0	39.3	11.1
Cash, cash equivalents and short-term investments, beginning of year	88.1	48.8	37.7

Cash, cash equivalents and short-term investments, end of year	$141.1	$88.1	$48.8

See Notes to Financial Statements — Statutory Basis.

Equitable Financial Life Insurance Company of America

Notes to Financial Statements — Statutory Basis

1)	ORGANIZATION AND DESCRIPTION OF BUSINESS

EFLOA is an Arizona stock life insurance company whose primary business is to provide life insurance, annuity and group employee benefit products to both individuals and businesses. The Company is a wholly owned subsidiary of EFS a downstream holding company of Equitable Holdings, Inc., and collectively with its consolidated subsidiaries referred to herein as “Holdings”. The Company is an indirect, wholly-owned subsidiary of Holdings. In May 2018, Holdings completed the initial public offering (“Holdings IPO”) in which AXA sold shares of Holdings common stock to the public. Following the Holdings IPO, AXA has continued to divest of its ownership in Holdings and as of December 31, 2020 holds less than 10% of the shares of common stock of Holdings.

In 2013, the Company entered into a reinsurance agreement (“Reinsurance Agreement”) with Protective Life Insurance Company (“Protective”) to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business. For additional information on the Reinsurance Agreements see Note 12.

2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

Use of Estimates in Preparation of the Financial Statements

The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the period. Actual results could differ from those estimates.

Some of the significant estimates include those used in determining measurement of an impairment; valuation of investments, including derivatives (in the absence of quoted market values) and the recognition of other than temporary impairments; aggregate reserves; claim liabilities; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters, if applicable.

Significant Accounting Policies

The accompanying financial statements of EFLOA have been prepared in conformity with accounting practices prescribed or permitted by the Arizona Department of Insurance (“SAP”).

The Arizona Department of Insurance recognizes only SAP for determining and reporting the financial condition and results of operations of an insurance company in order to determine its solvency under the Arizona State Insurance Laws. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Arizona. NAIC SAP is comprised of the Preamble, the Statements of Statutory Accounting Principles (“SSAP”), and Appendices.

Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles are reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. During 2020, 2019 and 2018, there were no new accounting changes that had a material effect on the Company’s financial statements.

Correction of error

During the fourth quarter of 2019, the Company’s management identified an error in the calculation of universal life no lapse guarantee reserves. As a result of this error, and in accordance with SSAP #3, the Company reported a correction to decrease opening surplus before consideration of taxes by $12.3 million within Statement of Changes in Capital and Surplus. The tax impact from this error was a current and deferred tax benefit of $3.9 million. The Company’s management does not believe this correction to be material to the Company’s results of operations, financial position, or cash flow for any of the Company’s previously filed annual statements.

New Accounting Pronouncement

Principal Based Reserving (“PBR”) is a new method of calculating life insurance reserves for term and universal life with secondary guarantees. Adoption of the PBR was optional until January 1, 2020, when it is effective and only applies to new business sold after the Company adopts the methodology. The Company elected to adopt PBR in 2018 for new products issued starting January 1, 2018. Reserves for the indexed universal life products introduced in 2018 and later and variable universal life products introduced in 2019 and later are principle-based reserves (“PBR”) computed in accordance with NAIC VM-20.

As of January 1, 2020, the Company implemented the use of PBR for its variable annuity reserves in accordance with NAIC VM-21. As a result of implementation, the Company recorded a $0 net charge through surplus as change in valuation basis, as this block of business is entirely ceded to Protective. Prior to implementation, the Company followed Actuarial Guideline 43 CARVM for variable annuities (AG 43).

Difference between Generally Accepted Accounting Principles (“GAAP”) and SAP

The differences between statutory surplus and capital stock determined in accordance with SAP and total shareholder’s equity under GAAP are primarily:

(a)	the inclusion in SAP of an Asset Valuation Reserve (“AVR”);

(b)	policy reserves and deposit life funds under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;

(c)	certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods;

(d)

under SAP, Federal income taxes are provided on the basis of amounts currently payable and deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company’s financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on earnings. Further, deferred tax assets are reflected to the extent the probability of realization is more likely than not and admissibility of deferred tax assets that are considered realizable is limited while under GAAP, current and deferred Federal income taxes are reported in both income and comprehensive income and deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company’s financial statements. Deferred tax assets are subject to a similar realization assessment under GAAP;

(e)

the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral under SAP of interest-related realized capital gains and losses on fixed income investments through the Interest Maintenance Reserve (“IMR”) intended to stabilize surplus from fluctuations in the value of the investment portfolio;

(f)

the valuation of the investment in AllianceBernstein L.P. (“AllianceBernstein”) under SAP reflects a portion of the market value change rather than the equity in the underlying net assets as required under GAAP;

(g)	certain assets, primarily prepaid assets, certain deferred taxes and computer software development costs, are not admissible under SAP but are admissible under GAAP;

(h)	the fair valuing of all acquired assets and liabilities including VOBA and intangible assets required for GAAP purchase accounting is not recognized in SAP;

(i)

reserves and reinsurance recoverables on unpaid claims on reinsured business are netted in aggregate reserves and the liability for life policy claims, respectively, under SAP while under GAAP these reinsured amounts are reflected as an asset;

(j)

under SAP, premiums, regardless of policy type, are recognized when due and include the change in the deferred premium asset while under GAAP revenue recognition varies by product type and does not include the change in deferred premiums; and

(k)	derivatives unrealized gains and losses recognized in surplus under SAP but in income under GAAP.

The effects of the differences between GAAP and SAP on the accompanying statutory financial statements are presumed to be material.

Other Accounting Policies

Recognition of Premium and Related Expenses

Premiums, considerations and purchase payments are generally recognized as income when due. Payments on deposit-type contracts are recorded to the policy reserve. Policy acquisition costs incurred in connection with the acquiring of new business, such as commissions, underwriting, agency and policy issuance expenses, are charged to operations as incurred.

Reinsurance Ceded

Policy and contract liabilities ceded to reinsurers under coinsurance agreements have been reported as reductions of the related reserves. Any reinsurance balance amounts deemed to be uncollectible are written off through a charge to earnings. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability for unauthorized reinsurers are credited or charged to surplus. Any increase in surplus net of tax resulting from a new reinsurance agreement is recognized as a direct credit to surplus. Recognition of the surplus increase as income is amortized net of tax as earnings emerge from the business reinsured, with no additional impact to surplus. Losses from new reinsurance treaties are expensed immediately.

Valuation of Investments

Fixed maturities, which consist of long-term bonds, are stated primarily at amortized cost in accordance with the valuation prescribed by the Department and the NAIC. On June 11, 2018, the NAIC Valuation of Securities Task Force (“VOS”) adopted a more granular NAIC Designation Category framework. The new NAIC Designation Category applies wherever an NAIC Designation is reported and produced by the SVO. The more granular delineations of credit risk are called an NAIC Designation Category, a combination of the NAIC Designation and NAIC Designation Modifier, and are distributed as follows, 20 in total: 7 for the NAIC 1 Designation grade indicated by the letters A through G; 3 delineations for each of the NAIC Designation grades NAIC 2, NAIC 3, NAIC 4 and NAIC 5 indicated by the letters A, B and C, and 1 delineation for NAIC Designation grade NAIC 6 with no NAIC Designation Modifier. Bonds rated in the top five NAIC Designations are generally valued at amortized cost while bonds rated at the lowest NAIC Designation is valued at lower of amortized cost or fair market value. The Company follows both the prospective and retrospective methods for amortizing bond premium and discount. Both methods require the recalculation of the effective yield at each reporting date if there has been a change in the underlying assumptions. For the prospective method, the recalculated yield will equate the carrying amount of the investment to the present value of the anticipated future cash flows. The recalculated yield is then used to accrue income on the investment balance for subsequent accounting periods. There are no accounting changes in the current period unless the undiscounted anticipated cash flow is less than the carrying amount of the investment. For the retrospective method, the recalculated yield is the rate that equates the present value of actual and anticipated future cash flows with the original cost of the investment. The current balance of the investment is increased or decreased to the amount that would have resulted had the revised yield been applied since inception and investment income is correspondingly decreased or increased. For other than temporary impairments, the cost basis of the bond excluding loan-backed and structured securities is written down to fair market value as a new cost basis and the amount of the write down is accounted for as a realized loss.

Mortgage backed and assets backed bonds are amortized using the effective interest method including anticipated prepayments from the date of purchase; significant changes in the estimated cash flows from original purchase assumptions are accounted for using the retrospective method. Mortgage backed and asset backed bonds carrying values are adjusted for impairment deemed to be other than temporary through write-downs recorded as realized capital losses.

Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is predominantly used to value securities except issues in default.

Publicly traded unaffiliated common stocks are stated at market value; common stocks not publicly traded are stated at fair value. Common stock values are adjusted for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses.

Preferred stocks are included with fixed maturities. They are stated principally at amortized cost and are adjusted to regulatory mandated values through the establishment of a valuation allowance, and for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses. The preferred stock investments include real estate investment trusts (“REIT”) nonredeemable and redeemable preferred stock. Preferred stock investments may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

Short-term investments are stated at cost or amortized cost, which approximates market value.

Cash and cash equivalents includes cash on hand, money market funds, amounts due from banks, highly liquid debt instruments purchased with a maturity of three months or less, and certificates of deposit with a maturity of one year or less.

Mortgage loans on real estate are stated at unpaid principal balances net of unamortized discounts or premiums, fees and valuation allowances. Valuation allowances are established for mortgage loans that are considered impaired by management and recorded based on the difference between collateral value less estimated sales costs and the amortized cost of the mortgage loan. A mortgage loan that is considered other than temporary impairment impaired by management is written down to collateral value less estimated sales costs with the write-down recorded as a realized capital loss. Mortgage loans for which foreclosure is probable are considered other than temporary impaired by management.

Policy loans are stated at unpaid principal balances.

Equity partnership investments are accounted for using the equity method. Changes in the equity value are recorded to unrealized capital gains and losses, unless partnership values are adjusted for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses. As of December 31, 2020, the Company had no investment in equity partnerships.

Real estate acquired in satisfaction of debt is valued at the lower of unpaid principal balance or estimated fair value at the date of acquisition. Real estate held for investment is reviewed for impairment annually and whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Impaired real estate is written down to fair value with the impairment loss being included in net realized capital losses. Real estate which management has committed to disposing of by sale or abandonment is carried at the lower of estimated fair value less disposition costs or depreciated cost. Real estate held for sale is reviewed quarterly with the shortfall recorded as impairment with a corresponding charge to net realized capital losses. As of December 31, 2020, the Company has no real estate.

Real estate joint ventures are reported principally on the equity method of accounting. The results of real estate joint ventures are adjusted for depreciation, write-downs and valuation allowances. As of December 31, 2020, the Company has no real estate joint ventures.

Depreciation of directly owned real estate and real estate owned by joint ventures is computed using the straight line method, generally ranging from 40 to 50 years. As of December 31, 2020, the Company has no real estate.

All insurance subsidiaries are reported at their respective statutory net equity values. Currently, the only affiliate investment the Company has is AllianceBernstein L.P. (“AllianceBernstein”). The reporting valuation bases for all other subsidiaries (excluding AllianceBernstein) are reported principally on the equity method of accounting. The Company adopted the market valuation method as the reporting valuation basis for its ownership of AllianceBernstein units in order to conform to the provisions of NAIC SAP. The Company petitioned and received from the Securities Valuation Office (SVO) a valuation of its AllianceBernstein units.

Derivatives are used for asset/liability risk management. If the hedging relationship is effective, the derivative is accounted for in the same manner as the hedged item. If the derivative is not in an effective hedging relationship, the derivative is marked to fair value by recording an unrealized gain or loss (see Note 6 for additional information).

In addition, EFLOA has executed various collateral arrangements with counterparties regarding over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies, or, for some counterparties, investment-grade corporate bonds.

Realized Investment Gains (Losses) and Unrealized Capital Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of net income. The change in unrealized capital gains (losses) is presented as a component of change in surplus.

The AVR and IMR are required under SAP. The AVR for the General Account and Separate Accounts for which EFLOA bears the investment risk is determined by a specified formula and provides for possible future investment losses through charges to capital and surplus. The AVR requires reserves for bonds, preferred stocks, common stocks, mortgage loans on real estate, real estate, and other investments. The IMR captures, for all types of fixed income investments, the realized investment gains and losses which result from changes in the overall level of interest rates. These deferred investment gains or losses are amortized into income over the remaining term to maturity of the investments sold.

Fair Value of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company determines fair value based upon quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

Separate Accounts

Separate Accounts’ assets and liabilities represent primarily segregated funds administered and invested by the Company for the benefit of certain contract holders. Approximately 85 percent of these assets consist of securities reported at market value and 15 percent consist of fixed maturity securities carried at amortized cost in book value Separate Accounts. Premiums, benefits and expenses of the Separate Accounts are included in the Company’s Statements of Operations —Statutory Basis.

Under the Protective Reinsurance Agreement, Separate Accounts products subject to the Agreement are ceded on a modified coinsurance (“MODCO”) basis, with Separate Accounts’ assets and liabilities remaining with EFLOA. The Separate Accounts net gains from operations and fees associated with these Separate Accounts contracts (recorded to “Other income”) and the Net transfers to or (from) Separate Accounts are ceded to Protective, and included in the “Separate Accounts’ modified coinsurance reinsurance” line in the Statements of Operations — Statutory Basis.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (certain deferred taxes, prepaid expenses, furniture and equipment, leasehold improvements, accrued interest on certain investments, intangible asset, and non-operating system software expenses) are excluded from assets and statutory surplus. The Company had $59.2 million and $64.8 million of non-admitted assets as of December 31, 2020 and 2019, respectively.

Policy and Contract Claims

Policy and contract claim expenses are reported in the period when the Company determines they are incurred. The claim liability would include an estimate for claims incurred but not reported.

Aggregate Reserves

Aggregate reserves for insurance and annuity policies are generally computed under the Commissioners’ Reserve Valuation Method and Commissioners’ Annuity Reserve Valuation Method, respectively, or otherwise under the net level premium method or comparable method, and are subject to reserve adequacy testing. Reserves for the indexed universal life products introduced in 2018 and later and variable universal life products introduced in 2019 and later are principle-based reserves (“PBR”) computed in accordance with NAIC VM-20.

Benefit reserves are computed using statutory mortality and interest requirements and are generally determined without consideration of future withdrawals. Interest rates used in establishing such reserves range from 3.5% to 6.0% for life insurance reserves.

Federal Income Taxes

The Company has a tax sharing agreement with Holdings and is included in a consolidated federal income tax return together with Holdings and other affiliates. In accordance with the tax sharing agreement, tax expense is based on a separate company computation. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis. For more information see Note 7.

3)	INVESTMENTS

Fixed Maturities and Common Stock

The following tables provide additional information relating to fixed maturities and common stock held:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
December 31, 2020
Fixed Maturities:
U.S. Government	$11.2	$0.9	$—	$12.1
States, Territories & Possessions	17.2	2.6	—	19.8
Special Revenue and Special Assess. Obligations	3.8	0.4	—	4.2
Political Subdivisions of States and Territories	5.6	0.3	—	5.9
Industrial and Miscellaneous (Unaffiliated)	1,694.0	207.1	1.8	1,899.3
Preferred Stocks	22.9	2.5	—	25.4

Total Fixed Maturities	$1,754.7	$213.8	$1.8	$1,966.7

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Adjusted Cost
	(in millions)
Common Stocks:
Unaffiliated	$0.2	$—	$—	$0.2

Total Unaffiliated Common Stocks	$0.2	$—	$—	$0.2

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
December 31, 2019
Fixed Maturities:
U.S. Government	$11.2	$0.4	$—	$11.6
States, Territories & Possessions	15.3	0.7	—	16.0
Special Revenue and Special Assess. Obligations	4.0	0.1	—	4.1
Political Subdivisions of States and Territories	6.6	0.1	0.2	6.5
Industrial and Miscellaneous (Unaffiliated)	1,313.8	82.0	1.0	1,394.8
Preferred Stocks	2.3	—	—	2.3

Total Fixed Maturities	$1,353.2	$83.3	$1.2	$1,435.3

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Adjusted Cost
	(in millions)
Common Stocks:
Unaffiliated	$0.2	$—	$—	$0.2

Total Unaffiliated Common Stocks	$0.2	$—	$—	$0.2

Proceeds from sales of investments in fixed maturities and common stocks during 2020, 2019 and 2018 were $99.8 million, $56.4 million and $264.7 million, respectively. Gross gains of $2.5 million in 2020, $0.6 million in 2019 and $0.7 million in 2018 and gross losses of $4.2 million in 2020, $1.3 million in 2019 and $8.2 million in 2018, respectively were realized on these sales.

The carrying value and estimated fair value of fixed maturities at December 31, 2020, by contractual maturity are as follows:

	Carrying Value	Estimated Fair Value
	(in millions)
Due in one year or less	$2.0	$2.0
Due after one year through five years	232.4	254.9
Due after five years through ten years	817.7	913.4
Due after ten years	679.7	771.0
Mortgage-backed securities	—	—
Hybrid and other securities	22.9	25.4

Total Fixed maturities	$1,754.7	$1,966.7

Fixed maturities not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews the Company’s securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

The following table discloses fixed maturities (12 issues and 21 issues, respectively), that have been in a continuous unrealized loss position for less than a twelve month period or greater than a twelve month period as of December 31, 2020 and 2019, respectively (in millions):

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
(in millions)
December 31, 2020
Fixed Maturities:
U.S. Government	$—	$—	$—	$—	$—	$—
Political Subdivisions of States and Territories	—	—	—	—	—	—
Industrial and Miscellaneous (Unaffiliated)	51.4	1.2	2.6	0.6	54.0	1.8
Preferred Stocks	—	—	—	—	—	—

Total Fixed Maturities	$51.4	$1.2	$2.6	$0.6	$54.0	$1.8

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019
Fixed Maturities:
U.S. Government	$—	$—	$—	$—	$—	$—
Political Subdivisions of States and Territories	3.4	0.2	—	—	3.4	0.2
Industrial and Miscellaneous (Unaffiliated)	40.8	0.8	8.5	0.2	49.3	1.0
Preferred Stocks	—	—	—	—	—	—

Total Fixed Maturities	$44.2	$1.0	$8.5	$0.2	$52.7	$1.2

All contractual payments remain current and the Company has the ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value. There were no other than temporary impairments of fixed maturities in 2020 or 2019, respectively.

The Company’s fixed maturity investments are classified by the NAIC designation ratings from 1 to 6. Some securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or NAIC designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2020, approximately $16.5 million or 0.9% of the $1,754.7 million of the Company’s fixed maturities was considered to be other than investment grade.

At December 31, 2020 and 2019, there were no carrying values of investments held for the production of income which were non-income producing, for the twelve months preceding the Statement of Assets date.

At December 31, 2020 and 2019, EFLOA, in accordance with various government and state regulations, had $7.4 million and $7.4 million of securities deposited with government or state agencies, respectively.

Subprime Exposure

Subprime residential mortgages are mortgage loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization (“FICO”) scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers’ income. Residential Mortgage Backed Securities (“RMBS”) are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. The Company has no direct or indirect exposure through investments in subprime mortgage loans.

The Company has no underwriting exposure to subprime mortgage risk through Mortgage Guaranty coverage, Financial Guaranty coverage, Directors & Officers liability, Errors and Omissions liability, and any other lines of insurance.

EFLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

Mortgage Loans

As of December 31, 2020 and 2019, the Company had two commercial mortgage loans with an outstanding balance of $17.0 million, There were no new mortgage loans issued in either year. All payments regarding these loans are current.

Loan-Backed Securities

Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is predominantly used to value all securities except issues in default. The carrying value and fair value of the Company’s loan-backed securities as of December 31, 2020 was $7.3 million and $7.9 million, respectively. The carrying value and fair value of the Company’s loan-backed securities was $7.9 million and $8.3 million as of December 31, 2019, respectively.

There were no loan-backed securities with a recognized other than temporary impairment as of December 31, 2020 and December 2019.

There were no loan-backed securities with a recognized other than temporary impairment recorded for the year ended December 31, 2020 and December 31, 2019.

All impaired securities (fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss (including securities with a recognized other-than-temporary impairment for non-interest related declines when a non-recognized interest related impairment remains) as of December 31, 2020:

	Less than 12 Months	12 Months or Longer
(in millions)
The aggregate amount of unrealized losses	$—	$—
The aggregate related fair value of securities with unrealized losses	$—	$—

Repurchase Agreements, Real Estate and Low Income Housing Tax Credit (“LIHTC”)

The Company did not have any repurchase or reverse repurchase agreements during 2020.

The Company does not have any real estate.

The Company has no low income housing tax credits (“LIHTC”).

Restricted Assets (including Pledge) (in millions)

Detail of Assets Pledged as Collateral Not Captured in Other Categories: None

Detail of Other Restricted Assets:

As of December 31, 2020, and 2019 the Company had $7.4 million and $7.4 million, respectively, of assets on deposit with various state insurance departments for the benefit of policyholders. In addition, the Company had a $0.2 million and $0.2 million common stock investment in the Federal Home Loan Bank as of December 31, 2020 and 2019, respectively.

Collateral Received and Reflected as Assets Within the Reporting Entity’s Financial Statements:

As of December 31, 2020, the Company cash collateral received was $3.3 million or 0.1% of general account assets and $3.3 million or 0.1% of the total net admitted general account assets, respectively. The recognized obligation to return collateral asset of the general account was $3.3 million or 0.2% of total liabilities.

As of December 31, 2019, the Company cash collateral received was $14.7 million or 0.8% of general account assets and $14.7 million or 0.8% of the total net admitted general account assets, respectively. The recognized obligation to return collateral asset of the general account was $14.7 million or 1.0% of total liabilities.

The Company does not have any working capital finance investments.

Structured Notes

The Company had no structured notes as of December 31, 2020 or 2019.

5GI Securities

The Company had no 5GI Securities as of December 31, 2020 or 2019.

Short Sales

The Company had no short sales during the years ended December 31, 2020, 2019 or 2018.

Prepayment Penalty and Acceleration Fees

The Company had Prepayment Penalties or Acceleration fees in the general account of $1.3 million, $0.0 million and $0.0 million for the year ended December 2020, 2019 and 2018, respectively. In the separate account, the Company had $0.9 million, $0.1 million and $0.0 million for the year ended December 31, 2020, 2019 and 2018, respectively.

Realized Capital Gains (Losses)

The following table summarizes the realized capital gains (losses) for the years ended December 31, 2020, 2019 and 2018:

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities	$(2.9)	$(0.6)	$(9.5)
Derivative instruments	34.1	81.8	5.8
Amounts transferred to interest maintenance reserve (“IMR”) net of tax	2.0	0.8	5.9
Tax (expense) credits	(7.2)	(17.1)	(1.2)

Net Realized Capital Gains (Losses)	$26.0	$64.9	$1.0

4)	JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

EFLOA had no investments in Joint Ventures, Partnerships and Limited Liability Companies that exceeded 10% of its admitted assets during the years ended December 31, 2020 and 2019. The Company did not recognize any impairment in Joint Ventures, Partnerships and Limited Liability Companies during the years ended December 31, 2020 and 2019.

5)	INVESTMENT INCOME

Due and accrued income was excluded from investment income on the following bases:

•	Mortgage loans — on loans in foreclosure or where collection of interest is uncertain.

•	Securities — as recommended by Holdings’ Investments Under Surveillance Committee.

•	Real Estate — where rent is in arrears more than three months or is deemed uncollectible.

There was no due and accrued income excluded for the year ended December 31, 2020 or 2019.

Net Investment Income

The following table summarizes the net investment income for December 31, 2020, 2019 and 2018 (in millions):

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities	$59.7	$46.4	$39.8
Affiliated dividends	8.0	6.7	8.2
Mortgage loans	0.6	0.6	0.6
Policy loans	3.1	2.9	2.2
Cash and short-term instruments	0.5	1.8	1.3
Investment expense and other	(3.2)	(2.7)	(3.7)
Amortization of IMR	(0.4)	—	0.8

Net investment income	$68.3	$55.7	$49.2

6)	DERIVATIVE INSTRUMENTS

The Company uses equity-indexed options and futures to hedge its exposure to equity-linked crediting rates on life products. The Company has no derivatives with financing premiums. As of December 31, 2020, the market value of the net option positions was $3.6 million and the futures cash margin position was $17.0 million. As of December 31, 2019, the market value of the net option positions was $15.1 million and futures cash margin position was $13.1 million. These positions generated realized gains of $34.1 million in 2020 and $81.8 million in 2019 and $5.8 million in 2018, and generated unrealized losses of $6.0 million in 2020 and unrealized gains of $14.1 million in 2019 and unrealized losses of $40.0 million in 2018, respectively.

None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All derivatives are valued at fair value.

The Company does not hedge variable annuities under SSAP No. 108.

The table below summarizes the market value of the Company’s financial instruments.

	Assets		Liabilities
	2020	2019	2020	2019
	(in millions)
Equity options	$13.1	$18.0	$9.5	$2.9

Total	$13.1	$18.0	$9.5	$2.9

At December 31, 2020 and 2019, the notional amounts were $337.1 million and $431.1 million, respectively.

Offsetting and Netting of Assets and Liabilities

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

December 31, 2020

Description	Gross Amounts Recognized	Amount Offset	Net Amount Presented in the Balance Sheets
	(in millions)
Assets
Total Derivatives	$30.1	$9.5	$20.6

Liabilities
Total Derivatives	$9.5	$9.5	$—

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

December 31, 2019

Description	Gross Amounts Recognized	Amount Offset	Net Amount Presented in the Balance Sheets
	(in millions)
Assets
Total Derivatives	$31.1	$2.9	$28.2

Liabilities
Total Derivatives	$2.9	$2.9	$—

7)	INCOME TAXES

Components of deferred tax assets (DTAs) and deferred tax liabilities (DTLs):

DTA/DTL Components

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Gross deferred tax assets	$80.6	$3.0	$83.6	$83.3	$2.6	$85.9	$(2.7)	$0.4	$(2.3)
Statutory valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax assets	80.6	3.0	83.6	83.3	2.6	85.9	(2.7)	0.4	(2.3)
Deferred tax assets nonadmitted	50.1	3.0	53.1	56.6	2.6	59.2	(6.5)	0.4	(6.1)

Subtotal net admitted deferred tax asset	30.5	—	30.5	26.7	—	26.7	3.8	—	3.8
Deferred tax liabilities	2.7	8.8	11.5	3.2	6.9	10.1	(0.5)	1.9	1.4

Net admitted deferred tax assets/(net deferred tax liability)	$27.8	$(8.8)	$19.0	$23.5	$(6.9)	$16.6	$4.3	$(1.9)	$2.4

Admission Calculation Components

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets after application of the threshold limitation:	19.0	—	19.0	16.6	—	16.6	2.4	—	2.4
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	19.0	—	19.0	16.6	—	16.6	2.4	—	2.4
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	62.0	XXX	XXX	37.5	XXX	XXX	24.5
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities	11.5	—	11.5	10.1	—	10.1	1.4	—	1.4
Deferred tax assets admitted as the result of application of SSAP 101	$30.5	$—	$30.5	$26.7	$—	$26.7	$3.8	$—	$3.8

	December 31,
	2020	2019
Ratio percentage used to determine recovery period and threshold limitation amount	1,054.681%	748.111%

	(in millions)
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$438.3	$271.1

Impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs

a.	Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage (in millions).

	December 31, 2020		December 31, 2019
	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs amount from Note 9A1(c)	$80.6	$3.0	$83.3	$2.6
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%
Net Admitted Adjusted Gross DTAs amount from Note 9A1(e)	$30.5	$—	$26.7	$—
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%

b.	The Company’s tax planning strategies does not include the use of reinsurance.

There are no temporary differences for which a DTL has not been established.

Significant components of income taxes incurred as summarized in the table below:

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Federal	$(46.2)	$(19.1)	$7.6
Foreign	—	—	—

Subtotal	(46.2)	(19.1)	7.6
Federal income tax on net capital gains	7.2	17.1	1.2
Utilization of capital loss carry-forwards	—	—	—
Other	(1.3)	3.0	(8.4)

Federal and Foreign income taxes incurred	$(40.3)	$1.0	$0.4

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows (in millions):

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
DTAs:
Policyholder reserves	$17.1	$—	$17.1	$21.8	$—	$21.8	$(4.7)	$—	$(4.7)
Investments	—	0.3	0.3	—	0.3	0.3	—	—	—
Deferred acquisition costs	56.7	—	56.7	47.5	—	47.5	9.2	—	9.2
Nonadmitted	1.3	—	1.3	1.2	—	1.2	0.1	—	0.1
Net loss carry-forward	4.7	2.7	7.4	11.3	2.3	13.6	(6.6)	0.4	(6.2)
Tax credit carry-forward	—	—	—	0.9	—	0.9	(0.9)	—	(0.9)
Other (including items <5% of total ordinary tax assets)	0.8	—	0.8	0.6	—	0.6	0.2	—	0.2

Total gross DTAs	80.6	3.0	83.6	83.3	2.6	85.9	(2.7)	0.4	(2.3)
Nonadmitted DTAs	50.1	3.0	53.1	56.6	2.6	59.2	(6.5)	0.4	(6.1)

Admitted DTAs	30.5	—	30.5	26.7	—	26.7	3.8	—	3.8

DTLs:
Investments	—	(8.8)	(8.8)	—	(6.9)	(6.9)	—	(1.9)	(1.9)
Deferred and uncollected premium	—	—	—	—	—	—	—	—	—
Policyholder reserves	(2.7)	—	(2.7)	(3.2)	—	(3.2)	0.5	—	0.5
Other (including items <5% of total ordinary tax assets)	—	—	—	—	—	—	—	—	—

Total DTLs	(2.7)	(8.8)	(11.5)	(3.2)	(6.9)	(10.1)	0.5	(1.9)	(1.4)

Net admitted (DTL)/DTA	$27.8	$(8.8)	$19.0	$23.5	$(6.9)	$16.6	$4.3	$(1.9)	$2.4

The change in net deferred income taxes is comprised of the following (in millions):

	December 31,
	2020	2019	Change
	(in millions)
Total deferred tax assets	$83.6	$85.9	$(2.3)
Total deferred tax liabilities	(11.5)	(10.1)	(1.4)

Net deferred tax assets/liabilities	72.1	75.8	(3.7)
Statutory valuation allowance adjustment	—	—	—

Net deferred tax assets/liabilities after SVA	$72.1	$75.8	(3.7)

Tax effect of unrealized gains/(losses)			1.4
Incurred tax items in surplus			—

Change in net deferred income tax			$(2.3)

Reconciliation of total statutory income taxes reported to tax at the statutory tax rate:

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes including realized capital gains/losses.

Description	Amount	21% Tax Effect	Effective Tax Rate
	(in millions)
Income before taxes (including all realized capital gains / (losses))	$(61.0)	$(12.8)	21.00%
Dividends-received deduction	(5.0)	(1.0)	1.71%
Interest maintenance reserve	0.4	0.1	(0.12)%
Deferred gain on reinsurance	(14.9)	(3.1)	5.13%
Incurred through surplus	(6.6)	(1.4)	2.26%
NOL Carryback — CARES Act	(57.3)	(12.0)	19.72%
Change in uncertain tax positions	(16.5)	(3.5)	5.69%
IRS audit adjustment	(18.8)	(4.0)	6.48%
Other, Including Prior Year True-Up	(1.8)	(0.4)	0.60%

Total	$(181.5)	$(38.1)	62.47%

Federal income tax incurred		(40.3)	66.14%
Change in net deferred income tax		2.2	(3.67)%

Total statutory income taxes		$(38.1)	62.47%

Carry-forwards, Recoverable taxes and IRS Section 6603 Deposits

On March 27 2020, in response to the COVID 19 pandemic, the Coronavirus AID, Relief, and Economic Security (CARES) Act was signed into law. Under the CARES Act, NOL’s arising in tax years beginning after December 31, 2017 and before January 1, 2021 may be carried back five years.

As of December 31, 2020 the Company has net operating loss carry-forward of $22.7 million, capital loss carryforward of $13.0 million and an AMT credit carryforward of $0.0 million.

There were no income taxes, ordinary and capital, available for recoupment in the event of future losses.

There are no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company is included in a consolidated federal income tax return together with its ultimate domestic parent, Holdings and the following subsidiaries and affiliates.

Equitable Financial Life Insurance Company	Corporate Solutions Life Reinsurance Company
Equitable Financial Life and Annuity Company	EQ AZ Life Re Company
Equitable Distribution Holding Corporation	CS Life RE Company
AllianceBernstein Corp.	U.S. Financial Life Insurance Company
Equitable Structured Settlement Corp.	Alpha Units Holdings II, Inc.
Equitable Casualty Insurance Co.	Alpha Units Holdings, Inc.
JMR Realty Services, Inc.
1740 Advisers, Inc.
MONY Financial Services, Inc.
Financial Marketing Agency, Inc.

Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or receivable as a result of taxable operations for the current year.

In accordance with the tax sharing agreement between Holdings and the Company, tax expense is based on separate company computations. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis.

At December 31, 2020 and 2019, the total amount of unrecognized tax benefits were $1.2 million and $4.7 million, respectively, all of which would affect the effective tax rate.

EFLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2020, 2019 and 2018 were $0.1 million, $0.5 million and $0.4 million, respectively. Tax expense for 2020 reflected an expense of $0.4 million in interest expense related to unrecognized tax benefits.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2020	2019	2018
	(in millions)
Balance at January 1	$4.2	$4.2	$4.0
Additions for tax positions of prior years	—	—	0.2
Reduction for tax positions of prior years	(3.0)	—	—
Settlements with tax authorities	—	—	—

Balance at December 31	$1.2	$4.2	$4.2

It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

During the fourth quarter of 2020, the Company agreed to the Internal Revenue Service’s Revenue Agents Report for Equitable Holdings, Inc. & Subsidiaries consolidated Federal 2010 through 2013 corporate income tax returns. The impact on EFLOA’s statement of operations is an income tax benefit $3.5 million. The 2014 through 2020 tax years are open to examination by the IRS.

Repatriation Transition Tax (RTT) — RTT Owed under the TCJA- None

Alternative Minimum Tax (AMT) Credit

		As of December 31, 2020 (in millions)
Was the AMT Credit recognized as a current year recoverable or Deferred Tax Asset (DTA)?
Gross AMT Credit Recognized as:
1a	Current year recoverable	$0.9
1b	Deferred tax asset (DTA)	—
2	Beginning Balance of AMT Credit Carryforward	0.9
3	Amounts Recovered	0.9
4	Adjustments	—
5	Ending Balance of AMT Credit Carryforward (5=2-3-4)	—
6	Reduction for Sequestration	—
7	Nonadmltted by Reporting Entity	—
8	Reporting Entity Ending Balance (8=5-6-7)	$—

8)	INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

EFLOA does not have any guarantees for the benefit of an affiliate or related party.

The Company received a $200.0 million capital contribution from it’s parent EFS on May 21, 2020.

On February 7, 2020, the Arizona Department of Insurance granted the Company permission to accrue a $85.0 million capital contribution from its parent EFS as of December 31, 2019. This amount was settled on February 27, 2020.

On April 11, 2018 the reinsurance agreement with the AXA RE Arizona Company (“AXA RE”) was novated to EQ AZ Life Re Company (“EQAZ”), a captive insurance company, organized under the laws of Arizona, a subsidiary of Equitable Financial

Services, LLC. (“EFS”). EQAZ obtained new letters of credit, guaranteed by Holdings, to support the treaties and the letters of credit of AXA RE were canceled. The letter of credit amount as of December 31, 2020 was $45.0 million. Premiums earned from the above mentioned affiliated reinsurance transactions during 2020 and 2019 were $6.1 million, $5.2 million, respectively. There were no claims ceded for any of the years. For additional information see Footnote 12.

EFLOA reported amounts due from affiliates of $10.7 million and $88.3 million at December 31, 2020 and 2019, respectively. The Company reported amounts payable to affiliates of $13.7 million and $7.9 million at December 31, 2020 and 2019, respectively. The receivable and payable amounts are primarily related to capital contributions, expense allocations, reinsurance settlements and commissions payable.

EFLOA reimburses Equitable Financial Life Insurance Company (“EFLIC”) for its use of personnel, property and facilities in carrying out certain of its operations. The associated costs related to the service agreements are allocated to EFLOA based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by EFLOA. Expenses paid related to these agreements, which are reported as operating expenses, were $136.1 million, $130.5 million and $156.3 million in 2020, 2019 and 2018, respectively.

AllianceBernstein provides investment advisory and management services to EFLOA on a fee basis which amounted to $2.1 million, $1.8 million and $1.8 million in 2020, 2019 and 2018, respectively. EFLOA incurred distribution fee charges from Equitable Network, LLC of $92.6 million, $103.7 million and $113.2 million in 2020, 2019 and 2018, respectively, and from Equitable Distributors, LLC of $52.9 million, $52.0 million and $47.5 million in 2020, 2019 and 2018, respectively, for distributing EFLOA’s products.

Investment SCA

The Company’s carrying value of its investment in AllianceBernstein was $65.5 million and $58.7 million as of December 31, 2020 and 2019, respectively. The AllianceBernstein security was updated with the NAIC on June 16, 2020. It has been valued under Part 5, Section 2(c)(i) A1 of the NAIC valuation procedures relating to the valuation of common stocks of subsidiary, controlled or affiliated companies.

9)	CAPITAL AND SURPLUS AND SHAREHOLDERS DIVIDEND RESTRICTIONS

EFLOA has 5,000,000 shares of common stock authorized, 2,500,000 shares issued, and 2,500,000 outstanding. All outstanding shares are held by EFS. On February 7, 2020, the Arizona Department of Insurance granted the Company permission to accrue a $85.0 million capital contribution from its parent EFS as of December 31, 2019. This amount was settled on February 27, 2020.

The Company received a $200.0 million capital contribution from it’s parent EFS on May 21, 2020.

Under Arizona Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Based on this formula, the Company would not be permitted to pay ordinary shareholder dividends during 2021. Any payment of a dividend would require the Company to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution.

The Company did not pay any dividends in 2020, 2019 and 2018.

The Company had no special surplus funds as of December 31, 2020 and 2019.

The portion of unassigned surplus represented or (reduced) by cumulative unrealized gains and (losses) was $(8.6) million, $(15.4) million and $(21.1) million as of December 31, 2020, 2019 and 2018, respectively.

10)	COMMITMENTS AND CONTINGENCIES

Litigation

A number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life insurers in the jurisdictions in which EFLOA does business. These actions and proceedings involve, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial fines and judgments against other insurers, including punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. EFLOA, from time to time, is involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on EFLOA’s financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

Contingent Commitments

Joint Ventures, Partnerships and Limited Liability Company contingent liabilities

To facilitate certain investment related transactions, the Company has provided, from time to time, certain guarantees or commitments to affiliates or investors. These arrangements include commitments for the Company, under certain conditions, to provide equity financing to certain limited partnerships. As of December 31, 2020, there were no commitments outstanding.

Other Contingent Commitments

The Company has no outstanding commitments under existing mortgage loan or mortgage loan commitment agreements at December 31, 2020.

Assessments

(1)

As of December 31, 2020 and 2019, the Company had a $0.5 million and $0.7 million liability for the estimated portion of future assessments related to insolvent insurers, primarily Executive Life Ins. Co. and Lincoln Memorial Life Insurance Company. These assessments are expected to be paid over an extended period. The Company also held a $0.3 million and $0.5 million asset for premium tax offsets that are expected to be realized with respect to these assessments as of December 31, 2020 and 2019, and an additional $0.1 million and $0.1 million asset for premium tax offsets for assessments already paid as of December 31, 2020 and 2019. The Company has received no notification in 2020, 2019 or 2018 of any other new insolvencies that are material to the Company’s financial position.

(2)	Guaranty Fund Liabilities and Assets Related to Assessments from Insolvencies for Long-Term Care Contracts

The Company had no significant guarantee fund liability as of December 31, 2020 and 2019.

Number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency:

	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty Network America Insurance Company	45	1-67	10	45	1-67	10
American Network Insurance Company	44	1-67	13	44	1-67	13

11)	FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

Fair Value Measurement at Reporting Date

The following tables provide information as of December 31, 2020 and 2019 about EFLOA’s financial assets measured at fair value:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	(in millions)
Assets at Fair Value:
Bonds:
Commercial Mortgage-Backed Securities	$—	$—	$—	$—	$—

Total Bonds	—	—	—	—	—

Common Stocks:
Industrial and Miscellaneous	—	—	0.2	—	0.2

Total Common Stocks	—	—	0.2	—	0.2

Derivative Assets:
Options	—	3.6	—	—	3.6

Total Derivatives	—	3.6	—	—	3.6

Separate Accounts Assets(1)	2,591.8	7.0	—	—	2,598.8

Total Assets at Fair Value	$2,591.8	$10.6	$0.2	$—	$2,602.6

Liabilities at Fair Value:
Derivative Liabilities	$—	$—	$—	$—	$—

Total Liabilities at Fair Value	$—	$—	$—	$—	$—

(1)	Only Cash and Invested Assets.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	(in millions)
Assets at Fair Value :
Bonds:
Commercial Mortgage-Backed Securities	$—	$—	$—	$—	$—

Total Bonds	—	—	—	—	—

Common Stocks:
Industrial and Miscellaneous	—	—	0.2	—	0.2

Total Common Stocks	—	—	0.2	—	0.2

Derivative Assets:
Options	—	15.1	—	—	15.1

Total Derivatives	—	15.1	—	—	15.1

Separate Accounts Assets(1)	2,248.9	14.3	—	—	2,263.2

Total Assets at Fair Value	$2,248.9	$29.4	$0.2	$—	$2,278.5

Liabilities at Fair Value:
Derivative Liabilities	$—	$—	$—	$—	$—

Total Liabilities at Fair Value	$—	$—	$—	$—	$—

(1)	Only Cash and Invested Assets.

Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following tables summarizes the changes in assets classified in Level 3 during the years ended December 31, 2020 and 2019:

	Beginning Balance at January 1, 2020	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2020
	(in millions)
Common stock — Industrial and Miscellaneous	$0.2	$—	$—	$—	$—	$0.2

Total	$0.2	$—	$—	$—	$—	$0.2

During 2020 there were no transfers between levels 1, 2 or 3.
	Beginning Balance at January 1, 2019	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2019
	(in millions)
Commercial Mortgage-Backed Securities	$2.0	$—	$—	$—	$(1.8)	$0.2

Total	$2.0	$—	$—	$—	$(1.8)	$0.2

During 2019 there were no transfers between levels 1, 2 or 3.

The following tables discloses carrying value and estimated fair value (defined within the fair value hierarchy) as of December 31, 2020 and 2019 for financial instruments:

	As of December 31, 2020
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
	(in millions)
Bonds	$1,941.4	$1,731.8	$—	$1,927.8	$13.6	$—	$—
Preferred Stock	$25.4	$22.9	$2.3	$23.1	$—	$—	$—
Common Stock(1)	$87.6	$65.7	$—	$—	$87.6	$—	$—
Mortgage Loans on Real Estate	$17.7	$17.0	$—	$—	$17.7	$—	$—
Derivatives	$20.6	$20.6	$17.0	$3.6	$—	$—	$—
Separate Accounts(2)	$3,092.2	$3,055.9	$2,606.6	$485.6	$—	$—	$—
Policy Loans	$136.2	$112.1	$—	$—	$136.2	$—	$—
Policyholders liabilities: Investment contracts	$4.5	$4.5	$—	$—	$4.5	$—	$—

(1)

The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2020. The discount is based on SSAP #97 sliding scale and approved by the SVO.

(2)	Only Cash and Invested Assets.

	As of December 31, 2019
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
	(in millions)
Bonds	$1,433.1	$1,350.9	$—	$1,423.5	$9.6	$—	$—
Preferred Stock	$2.3	$2.3	$2.3	$—	$—	$—	$—
Common Stock(1)	$78.5	$58.9	$—	$—	$78.5	$—	$—
Mortgage Loans on Real Estate	$17.6	$17.0	$—	$—	$17.6	$—	$—
Derivatives	$28.2	$28.2	$13.1	$15.1	$—	$—	$—
Separate Accounts(2)	$2,718.4	$2,699.3	$2,276.5	$441.9	$—	$—	$—
Policy Loans	$89.1	$88.5	$—	$—	$89.1	$—	$—
Policyholders liabilities: Investment contracts	$3.7	$3.7	$—	$—	$3.7	$—	$—

(1)

The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2019. The discount is based on SSAP #97 sliding scale and approved by the SVO.

(2)	Only Cash and Invested Assets.

12)	REINSURANCE AGREEMENTS

In 2013, the Company entered into the Reinsurance Agreement with Protective to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business.

For business not reinsured with Protective, the Company generally reinsures its variable life and interest-sensitive life insurance policies on an excess of retention basis. In 2020, the Company generally retained up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to Equitable Financial up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to-die policies. For amounts issued in excess of these limits, reinsurance is typically obtained from unaffiliated third parties. These reinsurance arrangements obligate the reinsurers to pay a portion of any death claim in excess of the amount the Company retains in exchange for an agreed-upon premium.

The assumed reinsurance business with AXA Global Re is not a part of the Protective Reinsurance Agreement. This agreement was closed to new business effective December 31, 2018.

Beginning in 2015, group short and long-term disability is being reinsured with Group Reinsurance Plus (GRP) via a quota share arrangement.

Effective January 1, 2020, the Company began a new 50% quota share agreement with Sun Life for group illness and accident policies. The sales of these products were not significant in 2020.

During the second quarter of 2018, the contracts assumed by AXA RE were novated to EQAZ, a newly formed affiliated captive insurance company organized under the laws of Arizona, a subsidiary of EFS. Shortly after the novation of business to EQAZ, AXA RE was merged with and into EFLIC.

The no lapse guarantee riders on the variable life product with issue dates from September 2006 through December 2008 are being reinsured on a 90% first dollar quota share basis through EQ AZ. Beginning in 2009, lapse guarantee riders were no longer offered on the product.

EFLOA has a quota share arrangement with AXA Global Re (formerly AXA Cessions), assuming a percentage of excess Life/Disability/A&H business. Premiums and benefits assumed under this treaty were $1.7 million and $0.7 million, respectively, for the year ended December 31, 2020, $1.2 million and $0.4 million, respectively, for the year ended December 31, 2019 and $2.4 million and $2.1 million, respectively, for the year ended December 31, 2018. The contract is now closed to new business.

The following table summarizes the effect of reinsurance:

	2020	2019	2018
	(in millions)
Direct premiums	$780.9	$759.0	$719.1
Considerations for supplementary contracts	5.3	5.6	4.4
Reinsurance assumed	1.7	1.2	2.4
Reinsurance ceded to Protective	(65.0)	(70.0)	(76.1)
Reinsurance ceded — Other	(69.6)	(62.3)	(58.4)

Premiums and annuity considerations	$653.3	$633.5	$591.4

Reduction in insurance — Protective

Reserves, at December 31(1)	$1,188.9	$1,247.0	$1,314.0

Reduction in insurance — Other

Reserves, at December 31	$240.8	$267.6	$282.1

(1)	At December 31, 2020 there was $1,155.5 million of assets held in trust at Northern Trust supporting this reinsurance credit.

SSAP No. 61R supplemental disclosure

1. Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2. Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3. Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a. Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b. Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4. Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R.

None

5. Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either: a. Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or b. Accounted for that contract as reinsurance under GAAP and as a deposit under SAP.

None

13)	RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

EFLOA waives deduction of deferred fractional premiums upon death of the insured but does not return any portion of the final premium paid beyond the month of death. Surrender values are not promised in excess of the legally computed reserves.

Substandard policies are valued from basic actuarial principles using the policy’s substandard rating.

At December 31, 2020, the Company had $508.1 million of insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation set by the Arizona Department of Insurance. Reserves to cover the above insurance totaled $4.3 million at December 31, 2020.

14)	VARIABLE ANNUITY CONTRACTS — GUARANTEED MINIMUM DEATH BENEFIT (“GMDB”) AND GUARANTEED MINIMUM INCOME BENEFIT (“GMIB”)

Insurance reserves for all products meet the aggregate statutory requirements under Arizona Insurance Law and recognize the specific risks related to each product. EFLOA issued certain variable annuity contracts with GMDB and GMIB features that guarantee either:

a)	Return of Premium: the benefit is the greater of current account value or premium paid (adjusted for withdrawals);

b)

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

c)	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

d)	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

As a result of the Reinsurance Agreement with Protective, EFLOA reinsured 100% of the insurance risk and benefits associated with the GMIB reinsurance contracts to Protective.

15)	ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT BY WITHDRAWAL CHARACTERISTICS

Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit- Type Contract Funds and other Liabilities Without Life or Disability Contingencies :

December 31, 2020:	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed(1)	Total	% of Total
	(in millions)
A. INDIVIDUAL ANNUITIES:
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$163.9	$—	$—	$163.9	15.2%
(b) At book value less current surrender charge of 5% or more	1.1	—	—	1.1	0.1%
(c) At fair value	—	—	607.9	607.9	56.4%

(d) Total with adjustment or at fair value (Total of 1 through 3)	165.0	—	607.9	772.9	71.7%

(e) At book value without adjustment (minimal or no charge or adjustment)	236.4	—	—	236.4	21.9%
2. Not subject to discretionary withdrawal	68.9	—	—	68.9	6.4%

3. Total (Gross: Direct + Assumed)	470.3	—	607.9	1,078.2	100.0%

4. Reinsurance ceded	470.3	—	—	470.3

5. Total (net) (3) — (4)	$—	$—	$607.9	$607.9

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
	(in millions)
B. GROUP ANNUITIES:
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$—	$—	$—	$—	—
(b) At book value less current surrender charge of 5% or more	—	—	—	$—	—
(c) At fair value	—	—	—	$—	—

(d) Total with adjustment or at fair value (Total of 1 through 3)	—	—	—	—	—

(e) At book value without adjustment (minimal or no charge or adjustment)	1.4	—	—	$1.4	53.9%
2. Not subject to discretionary withdrawal	1.2	—	—	1.2	46.1%

3. Total (Gross: Direct + Assumed)	2.6	—	—	2.6	100.0%

4. Reinsurance ceded	2.6	—	—	2.6

5. Total (net) (3) — (4)	$—	$—	$—	$—

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
	(in millions)
C. DEPOSIT-TYPE CONTRACTS
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$—	$—	$—	$—	—
(b) At book value less current surrender charge of 5% or more	—	—	—	—	—
(c) At fair value	—	—	—	—	—

(d) Total with adjustment or at fair value (Total of 1 through 3)	—	—	—	—	—

(e) At book value without adjustment (minimal or no charge or adjustment)	51.1	—	—	51.1	98.2%
2. Not subject to discretionary withdrawal	1.0	—	—	1.0	1.8%

3. Total (Gross: Direct + Assumed)	52.1	—	—	52.1	100.0%

4. Reinsurance ceded	47.6	—	—	47.6

5. Total (net) (3) — (4)	$4.5	$—	$—	$4.5

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

(1)	The entire Separate Accounts reserve total of $607.9 million is ceded as part of a modified coinsurance basis treaty with Protective.

16)	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

A. General Account:

(1) Subject to discretionary withdrawal, surrender values, or policy loans:

	General Account
	Account Value	Cash Value	Reserve
a. Term Policies with Cash Value	—	—	—
b. Universal Life	$385.0	$385.0	$395.6
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	1,685.9	1,280.3	1,474.0
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	98.9	98.9	99.2
i. Variable Universal Life	149.6	132.7	152.5
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values:
a. Term Policies without Cash Value	XXX	XXX	310.0
b. Accidental Death Benefits	XXX	XXX	—
c. Disability — Active Lives	XXX	XXX	50.0
d. Disability — Disabled Lives	XXX	XXX	18.4
e. Miscellaneous Reserves	XXX	XXX	288.4
(3) Total (gross: direct + assumed)	$2,319.4	$1,896.9	$2,788.1
(4) Reinsurance Ceded	28.0	28.0	890.6
(5) Total (net) (3) — (4)	$2,291.4	$1,868.9	$1,897.5

B. Separate Account with Guarantees:

(1) Subject to discretionary withdrawal, surrender values, or policy loans:

General Account
	Account Value	Cash Value	Reserve
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	$47.6	$37.8	$39.2
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values:
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability — Active Lives	XXX	XXX	—
d. Disability — Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	$47.6	$37.8	$39.2
(4) Reinsurance Ceded
(5) Total (net) (3) — (4)	$47.6	$37.8	$39.2

C. Separate Account Nonguaranteed:

(1) Subject to discretionary withdrawal, surrender values, or policy loans:

General Account
	Account Value	Cash Value	Reserve
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	$2,379.8	$2,089.0	$2,146.2
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values:
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability — Active Lives	XXX	XXX	—
d. Disability — Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	$2,379.8	$2,089.0	$2,146.2
(4) Reinsurance Ceded	—	—
(5) Total (net) (3) — (4)	$2,379.8	$2,089.0	$2,146.2

17)	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

	December 31,
	2020		2019
	(in millions)
Line of Business	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$—	$—	$(0.1)	$(0.1)
Ordinary renewal	(1.4)	(1.4)	(0.5)	(0.5)
Group life	0.3	0.3	0.3	0.3

Total premium and annuity considerations deferred and uncollected	$(1.1)	$(1.1)	$(0.3)	$(0.3)

18)	SEPARATE ACCOUNTS

Separate Accounts’ Activity

The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business and/or transactions. For the current reporting year, the Company reported assets and liabilities from the following product lines/transactions in Separate Accounts.

•	Variable Life

•	Variable Annuities

In accordance with the domiciliary state procedures approving items within the Separate Accounts, the Separate Accounts classification of Variable Life and Variable Annuities are supported by Arizona Statute Section 20-651.

In accordance with the products/transactions recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. (The legal insulation of the Separate Accounts assets prevents such assets from being generally available to satisfy claims resulting from the General Account.)

As of December 31, 2020 and 2019, the Company’s Separate Accounts statement included legally insulated assets of $3,009.3 million and $2,663.8 million, and not legally insulated of $52.7 million and $40.4 million, respectively. The assets legally insulated include $609.9 million and $580.3 million of variable annuities and $2,399.4 million and $2,083.5 million for variable life as of December 31, 2020 and December 31, 2019, respectively. The non-insulated assets represent variable life.

In accordance with the products/transaction recorded within the Separate Accounts, some Separate Accounts liabilities are guaranteed by the General Account. (In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.)

Most of the Separate Accounts’ products the Company offers with guarantees from the General Account do not have explicit charges broken out from other M & E charges. For products with explicit charges for guarantees from the General Account, the Separate Accounts have paid risk charges of $0.5 million and $0.4 million and $0.4 million for the years ended December 31, 2020, 2019 and 2018, respectively.

For the years ended December 31, 2020, 2019 and 2018, the General Account of the Company has paid $2.1 million, $1.4 million and $1.0 million toward Separate Accounts’ guarantees.

None of the Company’s Separate Accounts engage in securities lending transactions.

General Nature and Characteristics of Separate Accounts Business

Separate and variable accounts held by the Company primarily represent funds for individual flexible payment variable annuity contracts of a non-guaranteed nature. These variable annuities generally provide incidental death benefit of the greater of account value or premium paid less any surrenders and surrender charges. Certain other Separate Accounts are used as funding vehicles for flexible premium variable life insurance policies, variable universal life insurance policies, survivorship variable universal life insurance policies, and corporate sponsored variable universal life insurance policies. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets and liabilities of these accounts are carried at market. This business has been included in Column 4 of the table below. Certain other Separate Accounts are used as funding vehicles for variable universal life insurance policies. These policies provide guaranteed interest rates of 4% or less or are segregated assets to support the equity indexed option of these policies. The assets of these Separate Accounts are carried at amortized cost. This business has been included in Column 1 and Column 2 of the table below.

Information regarding the Separate Accounts of the Company is as follows (in millions):

	Separate Accounts with Guarantees			Non-Guaranteed Separate Accounts	Total
	Indexed	Non-Indexed Guarantee Less than/equal to 4%	Non-Indexed Guarantee More than 4%
	(in millions)
1. Premiums, considerations or deposits for year ended 12/31/20	$—	$—	$—	$248.2	$248.2

2. Reserves at December 31, 2020 for accounts with assets at:
a. Market value	—	—	—	2,361.6	2,361.6
b. Amortized cost	39.2	392.5	—	—	431.7

c. Total reserves	$39.2	$392.5	$—	$2,361.6	$2,793.3

3. By withdrawal characteristics:
a. Subject to discretionary withdrawal:
b. With market value adjustment	39.2	—	—	—	39.2
c. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	2,361.6	2,361.6
d. At market value	—	—	—	—	—
e. At book value without market value adjustment and with current surrender charge less than 5%	—	392.5	—	—	392.5

f. Subtotal	39.2	392.5	—	2,361.6	2,793.3
g. Not subject to discretionary withdrawal	—	—	—	—	—

h. Total (Gross: Direct and Assumed)(1)	$39.2	$392.5	$—	$2,361.6	$2,793.3

(1)	The Separate Accounts reserves are subject to $1,160.1 million of MODCO Reinsurance with Protective.

Reconciliation of Net Transfers To or (From) Separate Accounts (in millions):

1. Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
a. Transfers to Separate Accounts	$248.2
b. Transfers from Separate Accounts	254.5

c. Net transfers to or (from) Separate Accounts (a) — (b)	$(6.3)

2. Reconciling Adjustments:
a. .	—
b.	—
c.	—
3. Transfers as Reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$(6.3)

19)	UNPAID CLAIM AND CLAIM EXPENSES

The liability for unpaid claims and claim expenses as of December 31, 2020 and 2019 is as follows:

Liability for Unpaid Claims and Claim Expenses

	December 31,
	2020	2019
	(in millions)
Group Employee Benefits	$50.4	$37.1

Gross Balance at January 1,	$37.1	$31.3
Less Reinsurance	16.3	10.9

Net Balance at January 1,	$20.8	$20.4

Incurred Claims (net) Related to:
Current Year	$82.0	$51.4
Prior Year	(5.6)	(10.7)

Total Incurred	$76.4	$40.7

Paid Claims (net) Related to:
Current Year	$56.6	$32.8
Prior Year	10.2	7.3

Total Paid	$66.8	$40.1

Net Balance at December 31,	$30.5	$20.8
Add Reinsurance	19.9	16.3

Gross Balance at December 31,	$50.4	$37.1

The table below presents incurred claims development as of December 31, 2020, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability (“IBNR”) for EFLOA’s long-term disability business:

	2020	2019	2018	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$ 1.8	$2.0	$2.5	$—	119
2018	5.2	5.2	7.4		218
2019	6.6	10.4			278
2020	13.6			4.3	254

Cumulative LTD Incurred Claims	$ 27.2	$17.6	$9.9	$4.3

The table below presents incurred claims development as of December 31, 2019, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability (“IBNR”) for EFLOA’s long-term disability business:

	2019	2018	2017	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$ 2.0	$2.5	$3.1	$—	108
2018	5.2	7.4	—	—	183
2019	10.4	—	—	3.8	170

Cumulative LTD Incurred Claims	$ 17.6	$9.9	$3.1	$3.8

The claim frequency for long-term disability represents the number of unique claim events for which benefit payments have been made. Claim events are identified using a unique claimant identifier and incurral date (claim event date). Thus, if an individual has multiple claims for different disabling events (and thus different disability dates), each will be reported as a unique claim event. However, if an individual receives multiple benefits under more than one policy (for example, supplementary disability benefits in addition to the base policy), we treat it as a single claim occurrence because they are related to a single claim event. Claim frequency is expected to be lower for the most recent incurral year because claimants have to satisfy elimination period before being eligible for benefits. The historical claim payout pattern for the long-term disability for the years presented in the development table is not available because this is a relatively new line of business.

EFLOA discounts long-term disability liabilities as benefit payments are made over extended periods. Discount rate assumptions for these liabilities are based on the prescribed Statutory rates by year of incurral.

The following table reconciles the long-term disability net incurred claims development table to the liability for unpaid claims and claim expenses in the Company’s balance sheet as of December 31, 2020 and 2019:

	December 31,
	2020	2019
	(in millions)
Long-Term Disability Claim Development Table, net of reinsurance
Undiscounted LTD Incurred Claims, net of reinsurance	$27.2	$17.6
Subtract Cumulative LTD Paid Claims, net of reinsurance	(6.9)	(3.5)
Subtract Impact of LTD Discounting, net of reinsurance	(2.7)	(1.8)

LTD liabilities for unpaid claim and claim expense, net of reinsurance	$17.6	$12.3

Unpaid Claims and Claim Expenses, net of reinsurance
LTD liabilities for unpaid claim and claim expense, net of reinsurance	$17.6	$12.3
Other short-duration contracts, net of reinsurance	12.9	8.5

Total liabilities for unpaid claim and claim expense, net of reinsurance	$30.5	$20.8

Reinsurance Recoverable on unpaid claims
Long-term disability	$18.2	$14.2
Other short-duration contracts	1.7	2.1

Total Reinsurance Recoverable	$19.9	$16.3

Total liability for unpaid claim and claim expense	$50.4	$37.1

20)	DEBT AND FEDERAL HOME LOAN BANK (“FHLB”)

Debt and Capital Notes

The Company has no debt or capital note obligations outstanding as of December 31, 2020 or 2019.

Federal Home Loan Bank (“FHLB”)

As of December 31, 2020, the Company invested $0.2 million in Class B membership stock in the FHLB. As of December 31, 2019, the Company invested $0.2 million in Class B membership stock in the FHLB. As a result of the investment, the Company has the capacity to borrow up to $300.0 million from the FHLB. As of December 2020, the Company had no borrowings from FHLB.

21)	SHARE-BASED COMPENSATION

Certain employees of EFLIC who perform services for EFLOA participate in various share-based payment arrangements sponsored by Equitable Holdings. EFLOA was allocated $3.2 million, $2.8 million and $2.9 million of compensation costs, included in Operating expenses in the statements of operations — statutory basis, for share-based payment arrangements during each of the years ended December 31, 2020, 2019 and 2018, respectively.

22)	SUBSEQUENT EVENTS

Events and transactions subsequent to the balance sheet date have been evaluated by management, for purpose of recognition or disclosure in these financial statements, through their date of issue on April 9, 2021.

COVID-19 Pandemic

During 2020, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to the Company’s business. As of December 31 2020, COVID-19 related impacts to the Company, including adverse mortality experience, have been manageable. However, it is expected that the effects from the pandemic are likely to persist for months to come, and as a result, the extent and nature of its full financial impact cannot reasonably be estimated at this time due to the continued uncertainty as to the severity and duration of the pandemic.